As filed with the Securities and Exchange Commission on December 21, 2007

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 84	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

BlackRock Liquidity Funds

(Exact Name of Registrant As Specified In Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (302) 797-2000

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on Febuary 21, 2008 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

February [    ], 2008

Administration Shares

TempFund

TempCash

Fed Fund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Administration Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Administration Shares. Administration Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income

3

distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

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Performance Information

The Bar Charts below indicate the risks of investing in Administration Shares of each Fund by showing how the performance of Administration Shares of each Fund has varied from year to year for each complete calendar year since its inception; and by showing the average annual return for Administration Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Administration Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.21% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (April 4, 2002)
TempFund Administration Shares		%		%		%

7-Day Yield As of December 31, 2007
TempFund Administration Shares		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

7

During the period shown in the Bar Chart, the highest return for a quarter was 1.29% (quarter ended December 31, 2006) and the lowest return for a quarter was 1.06% (quarter ended March 31, 2006).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (November 15, 2005)
TempCash Administration Shares		%		%

7-Day Yield As of December 31, 2007
TempCash Administration Shares		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

8

During the period shown in the Bar Chart, the highest return for a quarter was 1.27% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.53% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (November 10, 2004)
FedFund Administration Shares[1]		%		%[1]

7-Day Yield As of December 31, 2007
FedFund Administration Shares	%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

No FedFund Administration Shares were outstanding during the periods November 1, 2004 to November 9, 2004 and November 19, 2004 through July 5, 2005. For these periods, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

9

During the period shown in the Bar Chart, the highest return for a quarter was 1.26% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.18% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (April 9, 2002)
T-Fund Administration Shares		%		%		%

7-Day Yield As of December 31, 2007
T-Fund Administration Shares		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

10

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Federal Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Federal Trust Fund Dollar Shares[1]		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calender years. Dollar Shares and Administration Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

11

During the period shown in the Bar Chart, the highest return for a quarter was 1.20% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.17% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (May 30, 2002)
Treasury Trust Fund Administration Shares		%		%[1]		%[1]

7-Day Yield As of December 31, 2007
Treasury Trust Fund Administration Shares		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

No Treasury Trust Fund Administration Shares were outstanding during the period October 3, 2003 through May 24, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

12

During the period shown in the Bar Chart, the highest return for a quarter was 0.84% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.16% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (April 18, 2002)
MuniFund Administration Shares		%		%[1]		%[1]

7-Day Yield As of December 31, 2007
MuniFund Administration Shares		%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

No MuniFund Administration Shares were outstanding during the period October 7, 2003 through May 16, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

13

During the period shown in the Bar Chart, the highest return for a quarter was [            ]% (quarter ended [                    ]) and the lowest return for a quarter was [            ]% (quarter ended [                    ]).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (September 28, 2006)
MuniCash Administration Shares		%		%

7-Day Yield As of December 31, 2007
MuniCash Administration Shares		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

14

During the period shown in the Bar Chart, the highest return for a quarter was 0.81% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.38% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (June 18, 2004)
California Money Fund Administration Shares		%		%

7-Day Yield As of December 31, 2007
California Money Fund Administration Shares		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

15

During the period shown in the Bar Chart, the highest return for a quarter was 0.83% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.38% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (June 18, 2004)
New York Money Fund Administration Shares		%		%

7-Day Yield As of December 31, 2007
New York Money Fund Administration Shares		%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.18%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.30%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.28%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.21%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.33%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.28%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.25%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.38%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.24%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.36%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.28%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.08%

Total Annual Fund Operating Expenses	0.46%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.28%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.41%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.31%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.43%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.33%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.46%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.37%
Shareholder Servicing Fees	0.10%
Miscellaneous[1]	0.03%

Total Annual Fund Operating Expenses	0.50%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.38%
Shareholder Servicing Fees	0.10%
Miscellaneous[1]	0.03%

Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.30%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

21

Example

This Example is intended to help you compare the cost of investing in the Funds’ Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
TempCash	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniFund	$	$	$	$
MuniCash	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund and TempCash. Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations. TempFund and TempCash. Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk while TempCash may invest substantially in such obligations.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund and TempCash. Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempFund and TempCash. Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund and TempCash. Each Fund may invest in loan participations.

Master Demand or Term Notes. TempFund and TempCash. A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations

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or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash. TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund. T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund. FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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Stand-by Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

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Foreign Exposure. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association);

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other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

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New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempFund		%
TempCash		%
FedFund		%
T-Fund		%
Federal Trust Fund		%
Treasury Trust Fund		%
MuniFund		%
MuniCash		%
California Money Fund		%
New York Money Fund		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may

32

include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to

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develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV	=	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Administration Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Administration Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

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Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	1:00 p.m.
MuniCash**	1:00 p.m.
California Money Fund**	1:00 p.m.
New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Administration Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

37

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Administration Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Trust’s Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Administration Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

38

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvented, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

39

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal

40

Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

41

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the past five years or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Administration Shares

The table below sets forth selected financial data for a TempFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0460	$0.0267	$0.0099	$0.0103

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0460)	$(0.0267)	$(0.0099)	$(0.0103)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.70%	2.70%	0.99%	1.04%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$1,763,132	$1,261,354	$1,200,346	$330
Ratio of Expenses to Average Daily Net Assets		0.28%	0.28%	0.28%	0.28%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.28%	0.28%	0.28%	0.28%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.30%	0.31%	0.31%	0.30%

Ratio of Net Investment Income to Average Daily Net Assets		4.65%	2.71%	1.25%	1.00%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

42

TempCash Administration Shares

The table below sets forth selected financial data for a TempCash Administration Share outstanding throughout each period presented.

	Year Ended October 31, 2007	For the Period November 15, 2005¹ through October 31, 2006[2]
Net Asset Value, Beginning of Period		$1.00

Income from Investment Operations:
Net Investment Income		$0.0301

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0301)

Net Asset Value, End of Period		$1.00

Total Return[3]		3.04%[4]

Ratios/Supplemental Data:
Net Assets, End of Period $(000)		$25,461
Ratio of Expenses to Average Daily Net Assets		0.28%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.28%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.34%[5]
Ratio of Net Investment Income to Average Daily Net Assets		5.01%[5]

¹	Commencement of operations of share class.
[2]	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

FedFund Administration Shares

The table below sets forth selected financial data for a FedFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period November 10, 2004[1,2] through October 31,
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00

Income from Investment Operations:
Net investment Income		$0.0453	$0.0110

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0453)	$(0.0110)

Net Asset Value, End of Period		$1.00	$1.00

Total Return[3]		4.63%	1.10%[4]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$83,069	$43,480
Ratio of Expenses to Average Daily Net Assets		0.30%	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.30%	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.38%	0.39%[5]
Ratio of Net Investment Income to Average Daily Net Assets		4.67%	2.63%[5]

¹	Commencement of operations of share class.
²	There were no Administration Shares outstanding during the periods November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

43

T-Fund Administration Shares

The table below sets forth selected financial data for a T-Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0446	$0.0250	$0.0088	$0.0096

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0446)	$(0.0250)	$(0.0088)	$(0.0096)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.55%	2.53%	0.89%	0.96%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$15,574	$19,832	$201	$142
Ratio of Expenses to Average Daily Net Assets		0.30%	0.30%	0.30%	0.30%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.30%	0.30%	0.30%	0.30%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.37%	0.37%	0.39%	0.37%
Ratio of Net Investment Income to Average Daily Net Assets		4.47%	2.98%	0.90%	0.98%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Administration Shares

Federal Trust Fund Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.42%	2.41%	0.77%	0.81%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

¹	Audited by other auditors.
²	Past performance is no guarantee of future results.

44

Treasury Trust Fund Administration Shares

The table below sets forth selected financial data for a Treasury Trust Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period May 25, 2004[1] through October 31, 2004	For the Period November 1, 2002 through October 2, 2003[1,2]
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0421	$0.0234	$0.0043	$0.0083

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0421)	$(0.0234)	$(0.0043)	$(0.0083)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[3]		4.29%	2.37%	0.44%[4]	0.91%[4]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$113,067	$154,211	$141,449	—
Ratio of Expenses to Average Daily Net Assets		0.30%	0.30%	0.30%[5]	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.30%	0.30%	0.30%[5]	0.30%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.41%	0.41%	0.40%[5]	0.42%[5]
Ratio of Net Investment Income to Average Daily Net Assets		4.16%	2.36%	1.04%[5]	0.91%[5]

[1]	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

45

MuniFund Administration Shares

The table below sets forth selected financial data for a MuniFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period May 17, 2004[1] through October 31, 2004	For the Period November 1, 2002[3] through October 6, 2003[1,2]
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0302	$0.0189	$0.0044	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0302)	$(0.0189)	$(0.0044)	$(0.0081)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[4]		3.07%	1.91%	0.44%[5]	0.87%[5]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$371,211	$516,607	$437,590	—
Ratio of Expenses to Average Daily Net Assets		0.30%	0.30%	0.30%[6]	0.30%[6]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.30%	0.29%	0.30%[6]	0.29%[6]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.43%	0.43%	0.43%[6]	0.45%[6]
Ratio of Net Investment Income to Average Daily Net Assets		3.01%	1.90%	1.01%[6]	0.90%[6]

[1]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[2]	Audited by other auditors.
[3]	Commencement of operations of share class.
[4]	Past performance is no guarantee of future results.
[5]	Not annualized.
[6]	Annualized.

46

MuniCash Administration Shares

The table below sets forth selected financial data for a MuniCash Administration Share outstanding throughout each period presented.

	Year Ended October 31, 2007	For the Period September 28, 2006[1] through October 31, 2006
Net Asset Value, Beginning of Period		$1.00

Income from Investment Operations:
Net Investment Income		$0.0031

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0031)

Net Asset Value, End of Period		$1.00

Total Return[2]		0.31%[3]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$443
Ratio of Expenses to Average Daily Net Assets		0.30%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.30%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.46%[4]
Ratio of Net Investment Income to Average Daily Net Assets		3.02%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

California Money Fund Administration Shares

The table below sets forth selected financial data for a California Money Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,			For the period June 18, 2004[1] through October 31, 2004
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0298	$0.0187	$0.0037

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0298)	$(0.0187)	$(0.0037)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		3.02%	1.89%	0.37%[3]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$5,013	$3,898	$1,738
Ratio of Expenses to Average Daily Net Assets		0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.50%	0.51%	0.51%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.99%	1.98%	1.00%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

47

New York Money Fund Administration Shares

The table below sets forth selected financial data for a New York Money Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period June 18, 2004[1] through October 31, 2004
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0304	$0.0187	$0.0035

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0304)	$(0.0187)	$(0.0035)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		3.08%	1.89%	0.35%[3]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$16,125	$16,394	$21,890
Ratio of Expenses to Average Daily Net Assets		0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.30%	0.30%	0.30%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.51%	0.51%	0.51%[4]
Ratio of Net Investment Income to Average Daily Net Assets		3.04%	1.84%	0.94%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

48

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1 800-821-6006

Administration Shares	Fund Code
TempFund	H1
TempCash	H6
FedFund	U4
T-Fund	N1
Federal Trust Fund	U6
Treasury Trust Fund	N6
MuniFund	K1
MuniCash	K6
California Money Fund	R1
New York Money Fund	R6

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-005	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Cash Management Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Cash Management Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Management Shares. Cash Management Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its

5

performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Cash Management Shares of each Fund by showing how the performance of Cash Management Shares of each Fund has varied from year to year for each complete calendar year since its inception; and by showing the average annual return for Cash Management Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Management Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.53% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.11% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	Since Inception (June 14, 1999)

TempFund Cash Management Shares

7-Day Yield As of December 31, 2007

TempFund Cash Management Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

7

During the period shown in the Bar Chart, the highest return for a quarter was [    ]% (quarter ended [            ]) and the lowest return for a quarter was [    ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	Since Inception (June 14, 2006)

TempCash Cash Management Shares

7-Day Yield As of December 31, 2007

TempCash Cash Management Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

8

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.16% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]

7-Day Yield As of December 31, 2007

FedFund Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

9

During the period shown in the Bar Chart, the highest return for a quarter was 1.47% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.08% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	Since Inception (May 17, 1999)

T-Fund Cash Management Shares

7-Day Yield As of December 31, 2007

T-Fund Cash Management Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

10

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007

Federal Trust Fund Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

11

During the period shown in the Bar Chart, the highest return for a quarter was 1.20% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.07% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	Since Inception (December 11, 2000)

Treasury Trust Fund Cash Management Shares		[1]	[1]

7-Day Yield As of December 31, 2007

Treasury Trust Fund Cash Management Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

There were no Treasury Trust Fund Cash Management Shares outstanding from October 16, 2002 through December 2, 2002; January 17, 2003 through May 29, 2003 and June 21, 2004 through November 16, 2004. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

12

During the period shown in the Bar Chart, the highest return for a quarter was 0.92% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.06% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	Since Inception (June 14, 1999)

MuniFund Cash Management Shares		[1]	[1]

7-Day Yield As of December 31, 2007

MuniFund Cash Management Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 through January 10, 2002 and December 6, 2002 through January 9, 2003. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

13

During the period shown in the Bar Chart, the highest return for a quarter was 1.01% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]

7-Day Yield As of December 31, 2007

MuniCash Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

MuniCash Cash Management Shares do not have any shares outstanding nor do they have a full calendar year of performance for prior years. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

14

During the period shown in the Bar Chart, the highest return for a quarter was 0.71% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.07% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	Since Inception (July 14, 2003)

California Money Fund Cash Management Shares

7-Day Yield As of December 31, 2007

California Money Fund Cash Management Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

15

During the period shown in the Bar Chart, the highest return for a quarter was 0.73% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.59% (quarter ended March 31, 2006).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	Since Inception (March 3, 2005)

New York Money Fund Cash Management Shares

7-Day Yield As of December 31, 2007

New York Money Fund Cash Management Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.18%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.70%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.21%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.25%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.24%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.28%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.08%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.28%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.31%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.33%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.37%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Management Shares

Management Fees[1]	0.38%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.70%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Management Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Management Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Management Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$	$	$	$
TempCash	$	$	$	$

FedFund	$	$	$	$
T-Fund	$	$	$	$

Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$

MuniFund	$	$	$	$
MuniCash	$	$	$	$

California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes. TempFund and TempCash. A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying

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amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.   TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund.  T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

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Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the

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credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

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In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates received by BIMC

TempFund	%
TempCash	%

FedFund	%
T-Fund	%

Federal Trust Fund	%
Treasury Trust Fund	%

MuniFund	%
MuniCash	%

California Money Fund	%
New York Money Fund	%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund	2:30 p.m.

MuniCash	2:30 p.m.

California Money Fund	1:00 p.m.

New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Management Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An

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institution purchasing Cash Management Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 p.m.

TempCash*	5:30 p.m.

FedFund*	5:00 p.m.

T-Fund*	5:30 p.m.

Federal Trust Fund	2:30 p.m.

Treasury Trust Fund	2:30 p.m.

MuniFund**	1:00 p.m.

MuniCash**	1:00 p.m.

California Money Fund**	1:00 p.m.

New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Management Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after

36

60 days’ prior written notice to the shareholder. If during the 60 day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Management Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Trust’s Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Management Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

37

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up

38

withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and

39

capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

40

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the past five years, or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Cash Management Shares

The table below sets forth selected financial data for a TempFund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]

Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0420	$0.0227	$0.0059	$0.0063

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0420)	$(0.0227)	$(0.0059)	$(0.0063)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.28%	2.29%	0.59%	0.63%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$358,944	$282,475	$192,325	$147,693
Ratio of Expenses to Average Daily Net Assets		0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.70%	0.71%	0.71%	0.70%
Ratio of Net Investment Income to Average Daily Net Assets		4.24%	2.38%	0.58%	0.57%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

41

TempCash Cash Management Shares

The table below sets forth selected financial data for a TempCash Cash Management Share outstanding throughout each period presented.

	Year Ended October 31, 2007	For the Period June 14, 2006[1] through October 31, 2006
Net Asset Value, Beginning of Period		$1.00

Income from Investment Operations:
Net Investment Income		$0.0179

Less Distributions:
Dividends to Shareholders from Net Investment Income		($0.0179)

Net Asset Value, End of Period		$1.00

Total Return[2]		1.80%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$126
Ratio of Expenses to Average Daily Net Assets		0.68%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.73%[4]
Ratio of Net Investment Income to Average Daily Net Assets		4.29%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

FedFund Dollar Shares

FedFund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]

Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0438	$0.0244	$0.0080	$0.0085

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0438)	$(0.0244)	$(0.0080)	$(0.0085)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.47%	2.47%	0.80%	0.85%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$415,040	$372,460	$345,479	$397,344
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.53%	0.54%	0.54%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets		4.46%	2.49%	0.79%	0.87%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

42

T-Fund Cash Management Shares

The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]

Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0406	$0.0210	$0.0048	$0.0056

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0406)	$(0.0210)	$(0.0048)	$(0.0056)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.13%	2.12%	0.48%	0.56%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$364,515	$126,531	$71,616	$73,714
Ratio of Expenses to Average Daily Net Assets		0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.77%	0.78%	0.78%	0.77%
Ratio of Net Investment Income to Average Daily Net Assets		4.25%	2.21%	0.49%	0.56%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]

Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.42%	2.41%	0.77%	0.81%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

43

Treasury Trust Fund Cash Management Shares

The table below sets forth selected financial data for a Treasury Trust Fund Cash Management Share outstanding throughout each period presented.

	2007	Year Ended October 31, 2006	For the Period November 17, 2004 through October 31, 2005[1]	For the Period November 1, 2003 through June 20, 2004[1]	For the Period December 3, 2002 through October 31, 2003[1,2]

Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income		$0.0381	$0.0190	$0.0018	$0.0021

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0381)	$(0.0190)	$(0.0018)	$(0.0021)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[3]		3.88%	1.92%[4]	0.18%[4]	0.39%[4]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$50,437	$21,929	$—	$6,924
Ratio of Expenses to Average Daily Net Assets		0.70%	0.70%[5]	0.70%[5]	0.70%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.70%	0.70%[5]	0.70%[5]	0.70%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.80%	0.81%[5]	0.80%[5]	0.80%[5]
Ratio of Net Investment Income to Average Daily Net Assets		3.72%	1.58%[5]	0.27%[5]	0.48%[5]

[1]	There were no Treasury Trust Fund Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002, January 17, 2003 to May 29, 2003 and June 21, 2004 to November 16, 2004.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

44

MuniFund Cash Management Shares

The table below sets forth selected financial data for a MuniFund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1,2]

Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations
Net Investment Income		$0.0262	$0.0149	$0.0045	$0.0040

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0262)	$(0.0149)	$(0.0045)	$(0.0040)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[3]		2.65%	1.51%	0.45%	0.45%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$41,699	$35,774	$20,114	$22,423
Ratio of Expenses to Average Daily Net Assets		0.70%	0.70%	0.70%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.70%	0.69%	0.69%	0.69%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.83%	0.83%	0.84%	0.85%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.65%	1.58%	0.43%	0.40%

[1]	There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Annualized.

MuniCash Cash Management Shares

MuniCash Cash Management Shares do not have a financial history during the last five fiscal years; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0293	$0.0181	$0.0075	$0.0083

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.97%	1.83%	0.76%	0.84%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$91,505	$59,321	$79,579	$90,241
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%	0.59%	0.58%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets		2.93%	1.79%	0.75%	0.81%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

45

California Money Fund Cash Management Shares

The table below sets forth selected financial data for a California Money Fund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period July 14, 2003[1] through October 31,
	2007	2006	2005	2004	2003[2]

Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0258	$0.0147	$0.0042	$0.0008

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0258)	$(0.0147)	$(0.0042)	$(0.0008)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[3]		2.61%	1.48%	0.42%	0.25%

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$10,122	$205	$120	$227
Ratio of Expenses to Average Daily Net Assets		0.70%	0.70%	0.70%	0.69%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.70%	0.70%	0.70%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.90%	0.91%	0.90%	0.91%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.70%	1.50%	0.40%	0.25%[4]

[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Annualized.

New York Money Fund Cash Management Shares

The table below sets forth selected financial data for a New York Money Fund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 3, 2005[1] through October 31, 2005
	2007	2006

Net Asset Value, Beginning of Period		$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0264	$0.0114

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0264)	$(0.0114)

Net Asset Value, End of Period		$1.00	$1.00

Total Return[2]		2.67%	1.14%[3]

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$9,398	$3,585
Ratio of Expenses to Average Daily Net Assets		0.70%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.70%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.91%	0.91%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.70%	1.80%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

46

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Cash Management Shares	Fund Code

TempFund

H3

TempCash

H4

FedFund

U2

T-Fund

N3

Federal Trust Fund

U1

Treasury Trust Fund

N4

MuniFund

K3

MuniCash

K4

California Money Fund

R3

New York Money Fund

R4

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

47

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

48

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-003	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

Cash Plus Shares

TempCash

FedFund

MuniCash

California Money Fund

New York Money Fund

PROSPECTUS

February [    ], 2008

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Cash Plus Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Plus Shares of the BlackRock Liquidity Funds.

This Prospectus contains information about the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Cash Plus Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund

The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund

The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations (as defined below), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. “Municipal Obligations” are those obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to the federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

Cash Plus Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of such Shares of each Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.61% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.18% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]

7-Day Yield As of December 31, 2007
TempCash Dollar Shares[1]

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]

Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.16% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
FedFund Dollar Shares[1]

7-Day Yield As of December 31, 2007
FedFund Dollar Shares[1]

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]

Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 1.01% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]

7-Day Yield As of December 31, 2007
MuniCash Dollar Shares[1]

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]

Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 0.85% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
California Money Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007
California Money Fund Dollar Shares[1]

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]

Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
New York Money Fund Dollar Shares[1,2]

7-Day Yield As of December 31, 2007
New York Money Fund Dollar Shares[1]

Current Yield: You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]

Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

[2]

There were no New York Money Fund Dollar Shares outstanding during the period July 21, 1998 through April 10, 2000. For this period the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Plus Shares
Management Fees[1]	0.21%
Distribution (12b-1) Fees	0.35%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.08. %
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Plus Shares
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.35%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.13%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Plus Shares
Management Fees[1]	0.33%
Distribution (12b-1) Fees	0.35%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.21%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Plus Shares
Management Fees[1]	0.37%
Distribution (12b-1) Fees	0.35%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Plus Shares
Management Fees[1]	0.38%
Distribution (12b-1) Fees	0.35%
Shareholder Servicing Fees	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.26)%

Net Annual Fund Operating Expenses[1]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Plus Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Plus Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Plus Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$	$	$	$
FedFund	$	$	$	$
MuniCash	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash, MuniCash, FedFund, California Money and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Master Demand or Term Notes. TempCash. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to federal alternative minimum tax, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. The Fund may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and FedFund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending. TempCash and FedFund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempCash, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempCash		%
FedFund		%
MuniCash		%
California Money Fund		%
New York Money Fund		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class)
- (Liabilities of the Class)
Number of Outstanding Shares
of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash and FedFund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Plus Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Your financial institution may impose earlier deadlines for purchase orders for Cash Plus Shares. Each of the Funds may at its discretion reject any purchase order for Cash Plus Shares.

Fund	Deadline (Eastern time)
TempCash	3:00 p.m.
FedFund	3:00 p.m.
MuniCash	12:00 p.m.
California Money Fund	12:00 p.m.
New York Money Fund	12:00 p.m.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of shares of each Fund may be effected through a Cash Plus account (an “Account”) through procedures and requirements established by your financial institution. Beneficial ownership of Cash Plus Shares will be recorded by your financial institution and will be reflected in Account statements. Your financial institution may impose minimum investment Account requirements. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your financial institution may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your financial institution, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your financial institution and the Funds. In addition, your financial institution may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his financial institution for details.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your financial institution. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Your financial institution may impose earlier deadlines for redemption orders for Cash Plus Shares. The Funds reserve the right to limit the amount of redemption orders that will be paid on the same day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	3:00 p.m.
FedFund	3:00 p.m.
MuniCash	12:00 p.m.
California Money Fund	12:00 p.m.
New York Money Fund	12:00 p.m.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Plus Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Your financial institution may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your financial institution reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds entered into an agreement with your financial institution. The agreement requires your financial institution to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares of each of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund, held by your financial institution. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreement, your financial institution is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds entered into an agreement with your financial institution. The agreement requires your financial institution to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by your financial institution, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreement, your financial institution is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to that portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Cash Plus Shares do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Dollar Shares

TempCash Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0446	$0.0253	$0.0087	$0.0093

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0446)	$(0.0253)	$(0.0087)	$(0.0093)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.56%	2.56%	0.88%	0.93%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$826,331	$595,873	$531,509	$433,227
Ratio of Expenses to Average Daily Net Assets		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.48%	0.49%	0.49%	0.48%
Ratio of Net Investment Income to Average Daily Net Assets		4.50%	2.63%	0.87%	0.94%

[1]	Audited by other auditors.

[2]	Past performance is no guarantee of future results.

FedFund Dollar Shares

FedFund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0438	$0.0244	$0.0080	$0.0085

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0438)	$(0.0244)	$(0.0080)	$(0.0085)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.47%	2.47%	0.80%	0.85%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$415,040	$372,460	$345,479	$397,344
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.53%	0.54%	0.54%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets		4.46%	2.49%	0.79%	0.87%

[1]	Audited by other auditors.

[2]	Past performance is no guarantee of future results.

MuniCash Dollar Shares

MuniCash Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0293	$0.0181	$0.0075	$0.0083

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.97%	1.83%	0.76%	0.84%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$91,505	$59,321	$79,579	$90,241
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%	0.59%	0.58%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets		2.93%	1.79%	0.75%	0.81%

[1]	Audited by other auditors.

[2]	Past performance is no guarantee of future results.

California Money Fund Dollar Shares

California Money Fund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0283	$0.0172	$0.0067	$0.0069

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0283)	$(0.0172)	$(0.0067)	$(0.0069)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.87%	1.74%	0.68%	0.69%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$40,850	$26,293	$1,347	$15,463
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.65%	0.65%	0.66%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.86%	1.84%	0.66%	0.71%

[1]	Audited by other auditors.

[2]	Past performance is no guarantee of future results.

New York Money Fund Dollar Shares

New York Money Fund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0289	$0.0172	$0.0066	$0.0071

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0289)	$(0.0172)	$(0.0066)	$(0.0071)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.93%	1.74%	0.67%	0.71%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$6,362	$5,515	$5,059	$5,216
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.66%	0.66%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.88%	1.67%	0.67%	0.68%

[1]	Audited by other auditors.

[2]	Past performance is no guarantee of future results.

How To Contact BlackRock Liquidity Funds

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Cash Plus Shares	Fund Code
TempCash	121
FedFund	130
MuniCash	148
California Money Fund	152
New York Money Fund	153

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial institution. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

Blackrock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Cash Reserve Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Reserve Shares. Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its

5

performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Cash Reserve Shares of each Fund by showing how the performance of Cash Reserve Shares of each Fund has varied from year to year for each complete calendar year since its inception; and by showing the average annual return for Cash Reserve Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Reserve Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.32% (quarter ended March 31, 2001) and the lowest return for a quarter was 0.13% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	Since Inception (May 30, 2000)
TempFund Cash Reserve Shares[1]

7-Day Yield As of December 31, 2007
TempFund Cash Reserve Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

No TempFund Cash Reserve Shares were outstanding during the periods August 7, 2003 through September 15, 2003 and December 16, 2003 through October 4, 2005. For these periods, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

7

During the period shown in the Bar Chart, the highest return for a quarter was 1.61% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.18% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]

7-Day Yield As of December 31, 2007
TempCash Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

8

During the period shown in the Bar Chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.12% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	Since Inception (April 1, 2003)
FedFund Cash Reserve Shares

7-Day Yield As of December 31, 2007
FedFund Cash Reserve Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

9

During the period shown in the Bar Chart, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007
T-Fund Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

10

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007
Federal Trust Fund Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

11

During the period shown in the Bar Chart, the highest return for a quarter was 1.46% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007
Treasury Trust Fund Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

12

During the period shown in the Bar Chart, the highest return for a quarter was 0.76% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.08% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	Since Inception (August 4, 2000)
MuniFund Cash Reserve Shares[1]

7-Day Yield As of December 31, 2007
MuniFund Dollar Shares²

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

There were no MuniFund Cash Reserve Shares outstanding from August 7, 2003 through December 31, 2007. For this period, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

²	There were no MuniFund Cash Reserve Shares outstanding on December 31, 2007. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Cash Reserve Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

13

During the period shown in the Bar Chart, the highest return for a quarter was 1.01% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]

7-Day Yield As of December 31, 2007
MuniCash Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

14

During the period shown in the Bar Chart, the highest return for a quarter was 0.85% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
California Money Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007
California Money Fund Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

15

During the period shown in the Bar Chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
New York Money Fund Dollar Shares[1],2

7-Day Yield As of December 31, 2007
New York Money Fund Dollar Shares[1]

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus for each of the past ten calendar years. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

[2]

There were no New York Money Fund Dollar Shares outstanding during the period July 21, 1998 through April 10, 2000. For this period the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.18%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.60%
Fee Waiver and Expense Reimbursement	(0.02)%
Net Annual Fund Operating Expenses[1]	0.58%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.21%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver and Expense Reimbursement	(0.05)%
Net Annual Fund Operating Expenses[1]	0.58%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.25%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.03%
Total Annual Fund Operating Expenses	0.68%
Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.24%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursement	(0.06)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.28%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.08%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.16)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.28%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.03%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Reimbursement	(0.11)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.31%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement	(0.13)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.33%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.03%
Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.16)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.37%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.03%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver and Expense Reimbursement	(0.20)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.38%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.03%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

21

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
TempCash	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniFund	$	$	$	$
MuniCash	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

22

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

24

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes. TempFund and TempCash. A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or

25

other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund.  T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest

26

on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an

27

NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association);

28

other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempFund		%
TempCash		%
FedFund		%
T-Fund		%
Federal Trust Fund		%
Treasury Trust Fund		%
MuniFund		%
MuniCash		%
California Money Fund		%
New York Money Fund		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV	=	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Reserve Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	1:00 p.m.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing

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Cash Reserve Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	1:00 p.m.
MuniCash**	1:00 p.m.
California Money Fund**	1:00 p.m.
New York Money Fund**	1:00 p.m.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Cash Reserve Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’

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prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Trust’s Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

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Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who

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(1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations

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and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the past five years, or since inception, whichever is shorter. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Cash Reserve Shares

The table below sets forth selected financial data for a TempFund Cash Reserve Share outstanding throughout each period presented.

	Year Ended October 31,		October 4,[1] 2005 through October 31,	For the period November 1, 2003 through December 15,	Year Ended October 31,
	2007	2006	2005	2003[1]	2003[1,2]
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0430	$0.0025	$0.0007	$0.0067

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0430)	$(0.0025)	$(0.0007)	$(0.0067)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[3]		4.39%	0.24%[4]	0.07%[4]	0.76%
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$17,173	$3,723	$—	$6,622
Ratio of Expenses to Average Daily Net Assets		0.58%	0.58%[5]	0.58%[5]	0.58%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.58%	0.58%[5]	0.58%[5]	0.58%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%	0.62%[5]	0.60%[5]	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.38%	3.34%[5]	0.54%[5]	0.94%

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003, and December 16, 2003 to October 3, 2005.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

41

TempCash Dollar Shares

TempCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0446	$0.0253	$0.0087	$0.0093

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0446)	$(0.0253)	$(0.0087)	$(0.0093)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.56%	2.56%	0.88%	0.93%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$826,331	$595,873	$531,509	$433,227
Ratio of Expenses to Average Daily Net Assets		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.48%	0.49%	0.49%	0.48%
Ratio of Net Investment Income to Average Daily Net Assets		4.50%	2.63%	0.87%	0.94%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout each period presented.

	Year ended October 31,				For the Period April 1, 2003[1] through October 31,
	2007	2006	2005	2004	2003[2]
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0423	$0.0229	$0.0065	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0423)	$(0.0229)	$(0.0065)	$(0.0034)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[3]		4.31%	2.32%	0.65%	0.59%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$1,082	$1,547	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.68%	0.70%	0.69%	0.69%[5]
Ratio of Net Investment Income to Average Daily Net Assets		4.26%	1.94%	0.62%	0.58%[5]

[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

42

T-Fund Dollar Shares

T-Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0431	$0.0235	$0.0073	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.39%	2.37%	0.74%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$691,792	$728,168	$1,481,069	$449,468
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.51%	0.53%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets		4.32%	2.43%	0.73%	0.79%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return²		4.42%	2.41%	0.77%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

43

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0406	$0.0219	$0.0066	$0.0073

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.14%	2.21%	0.67%	0.74%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$205,317	$206,999	$343,163	$270,930
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets		4.06%	2.09%	0.68%	0.75%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

MuniFund Cash Reserve Shares

The table below sets forth selected financial data for a MuniFund Cash Reserve Share outstanding throughout each period presented.

For the Period November 1, 2002 through August 6,
2003[1,2]
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0047

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0047)

Net Asset Value, End of Period	$1.00

Total Return[3]	0.57%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	—
Ratio of Expenses to Average Daily Net Assets	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.59%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.75%[5]
Ratio of Net Investment Income to Average Daily Net Assets	0.63%[5]

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2007.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

44

MuniCash Dollar Shares

MuniCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0293	$0.0181	$0.0075	$0.0083

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.97%	1.83%	0.76%	0.84%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$91,505	$59,321	$79,579	$90,241
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%	0.59%	0.58%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets		2.93%	1.79%	0.75%	0.81%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

California Money Fund Dollar Shares

California Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0283	$0.0172	$0.0067	$0.0069

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0283)	$(0.0172)	$(0.0067)	$(0.0069)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.87%	1.74%	0.68%	0.69%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$40,850	$26,293	$1,347	$15,463
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.65%	0.65%	0.66%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.86%	1.84%	0.66%	0.71%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

45

New York Money Fund Dollar Shares

New York Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0289	$0.0172	$0.0066	$0.0071

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0289)	$(0.0172)	$(0.0066)	$(0.0071)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.93%	1.74%	0.67%	0.71%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$6,362	$5,515	$5,059	$5,216
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.66%	0.66%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.88%	1.67%	0.67%	0.68%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

46

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Cash Reserve Shares	Fund Code
TempFund	H2
TempCash	H5
FedFund	U3
T-Fund	N2
Federal Trust Fund	U5
Treasury Trust Fund	N5
MuniFund	K2
MuniCash	K5
California Money Fund	R2
New York Money Fund	R5

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

47

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

48

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-004	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Dollar Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Dollar Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Dollar Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Dollar Shares. Dollar Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests at least: (i) 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of Dollar Shares of each Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Dollar Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.59% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.17% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
TempFund Dollar Shares

7-Day Yield As of December 31, 2007
TempFund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

7

During the period shown in the Bar Chart, the highest return for a quarter was 1.61% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.18% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
TempCash Dollar Shares

7-Day Yield As of December 31, 2007
TempCash Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

8

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.16% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
FedFund Dollar Shares
7-Day Yield As of December 31, 2007
FedFund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

9

During the period shown in the Bar Chart, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
T-Fund Dollar Shares

7-Day Yield As of December 31, 2007
T-Fund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

10

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares

7-Day Yield As of December 31, 2007
Federal Trust Fund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

11

During the period shown in the Bar Chart, the highest return for a quarter was 1.46% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004)

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares

7-Day Yield As of December 31, 2007
Treasury Trust Fund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

12

During the period shown in the Bar Chart, the highest return for a quarter was 0.98% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
MuniFund Dollar Shares

7-Day Yield As of December 31, 2007
MuniFund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

13

During the period shown in the Bar Chart, the highest return for a quarter was 1.01% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
MuniCash Dollar Shares

7-Day Yield As of December 31, 2007
MuniCash Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

14

During the period shown in the Bar Chart, the highest return for a quarter was 0.85% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
California Money Fund Dollar Shares

7-Day Yield As of December 31, 2007
California Money Fund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

15

During the period shown in the Bar Chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
New York Money Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007
New York Money Fund Dollar Shares

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

There were no New York Money Fund Dollar Shares outstanding during the period July 21, 1998 through April 10, 2000. For this period the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.18%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.45%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.43%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.21%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.48%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.43%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.25%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.53%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.24%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.28%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.08%

Total Annual Fund Operating Expenses	0.61%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.28%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.56%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.31%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.33%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.61%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.37%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.65%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Dollar Shares
Management Fees[1]	0.38%
Shareholder Servicing Fees	0.25%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

21

Example

This Example is intended to help you compare the cost of investing in the Funds’ Dollar Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Dollar Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Dollar Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
TempCash	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniFund	$	$	$	$
MuniCash	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

22

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

24

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund and TempCash.  Each Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund and TempCash.  A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations

25

or other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the Fund or the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include securities that a Fund could not directly hold.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund.  T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

26

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

27

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association);

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other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

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In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempFund		%
TempCash		%
FedFund		%
T-Fund		%
Federal Trust Fund		%
Treasury Trust Fund		%
MuniFund		%
MuniCash		%
California Money Fund		%
New York Money Fund		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

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Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =
(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

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Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ Statement of Additional Information.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Dollar Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Dollar Shares.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	1:00 p.m.

†

The deadline for purchase orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

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Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Dollar Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	1:00 p.m.
MuniCash**	1:00 p.m.
California Money Fund**	1:00 p.m.
New York Money Fund**	1:00 p.m.

†

The deadline for redemption orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Dollar Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Dollar Shares.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dollar Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Trust’s Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Dollar Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the

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Service Organization. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional

38

benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

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Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

40

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ fiscal year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0445	$0.0252	$0.0084	$0.0088

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0445)	$(0.0252)	$(0.0084)	$(0.0088)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.55%	2.54%	0.84%	0.89%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$4,971,729	$4,212,168	$3,665,117	$3,818,036
Ratio of Expenses to Average Daily Net Assets		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.45%	0.46%	0.46%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets		4.44%	2.57%	0.83%	0.90%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

41

TempCash Dollar Shares

The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0446	$0.0253	$0.0087	$0.0093

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0446)	$(0.0253)	$(0.0087)	$(0.0093)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.56%	2.56%	0.88%	0.93%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$826,331	$595,873	$531,509	$433,227
Ratio of Expenses to Average Daily Net Assets		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.48%	0.49%	0.49%	0.48%
Ratio of Net Investment Income to Average Daily Net Assets		4.50%	2.63%	0.87%	0.94%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

FedFund Dollar Shares

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0438	$0.0244	$0.0080	$0.0085

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0438)	$(0.0244)	$(0.0080)	$(0.0085)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.47%	2.47%	0.80%	0.85%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$415,040	$372,460	$345,479	$397,344
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.53%	0.54%	0.54%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets		4.46%	2.49%	0.79%	0.87%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

42

T-Fund Dollar Shares

The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0431	$0.0235	$0.0073	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.39%	2.37%	0.74%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$691,792	$728,168	$1,481,069	$449,468
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.51%	0.53%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets		4.32%	2.43%	0.73%	0.79%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Dollar Shares

The table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.42%	2.41%	0.77%	0.81%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

43

Treasury Trust Fund Dollar Shares

The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0406	$0.0219	$0.0066	$0.0073

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.14%	2.21%	0.67%	0.74%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$205,317	$206,999	$343,163	$270,930
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets		4.06%	2.09%	0.68%	0.75%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0287	$0.0174	$0.0070	$0.0071

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0287)	$(0.0174)	$(0.0070)	$(0.0071)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.91%	1.76%	0.70%	0.71%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$96,853	$84,763	$82,323	$37,749
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.58%	0.58%	0.59%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		2.87%	1.75%	0.73%	0.74%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

44

MuniCash Dollar Shares

The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0293	$0.0181	$0.0075	$0.0083

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.97%	1.83%	0.76%	0.84%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$91,505	$59,321	$79,579	$90,241
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%	0.59%	0.58%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets		2.93%	1.79%	0.75%	0.81%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0283	$0.0172	$0.0067	$0.0069

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0283)	$(0.0172)	$(0.0067)	$(0.0069)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.87%	1.74%	0.68%	0.69%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$40,850	$26,293	$1,347	$15,463
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.65%	0.65%	0.66%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.86%	1.84%	0.66%	0.71%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

45

New York Money Fund Dollar Shares

The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0289	$0.0172	$0.0066	$0.0071

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0289)	$(0.0172)	$(0.0066)	$(0.0071)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.93%	1.74%	0.67%	0.71%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$6,362	$5,515	$5,059	$5,216
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.66%	0.66%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.88%	1.67%	0.67%	0.68%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

46

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Dollar Shares	Fund Code
TempFund	020
TempCash	023
FedFund	031
T-Fund	061
Federal Trust Fund	012
Treasury Trust Fund	063
MuniFund	059
MuniCash	054
California Money Fund	057
New York Money Fund	055

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

47

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

48

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-002	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Institutional Shares

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Institutional Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Institutional Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Institutional Shares. Institutional Shares are sold to institutions that have not entered into servicing agreements with the Funds in connection with their investments. The Funds also offer other share classes, which have differing levels of expenses depending on, among other things, the services provided to shareholders.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from

3

which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Institutional Shares of each Fund by showing how the performance of Institutional Shares of each Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for Institutional Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.66% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.23% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
TempFund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
TempFund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

7

During the period shown in the Bar Chart, the highest return for a quarter was 1.67% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.24% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
TempCash Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
TempCash Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

8

During the period shown in the Bar Chart, the highest return for a quarter was 1.62% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.22% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
FedFund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
FedFund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

9

During the period shown in the Bar Chart, the highest return for a quarter was 1.60% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.21% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
T-Fund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
T-Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

10

During the period shown in the Bar Chart, the highest return for a quarter was 1.62% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.21% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Federal Trust Fund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
Federal Trust Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

11

During the period shown in the Bar Chart, the highest return for a quarter was 1.53% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.19% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Treasury Trust Fund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
Treasury Trust Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

12

During the period shown in the Bar Chart, the highest return for a quarter was 1.04% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.18% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
MuniFund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
MuniFund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

13

During the period shown in the Bar Chart, the highest return for a quarter was 1.07% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.21% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
MuniCash Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
MuniCash Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

14

During the period shown in the Bar Chart, the highest return for a quarter was 0.92% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.18% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
California Money Fund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
California Money Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

15

During the period shown in the Bar Chart, the highest return for a quarter was 1.00% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.19% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
New York Money Fund Institutional Shares		%		%		%

7-Day Yield As of December 31, 2007
New York Money Fund Institutional Shares	%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.18%
Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.20%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.18%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.21%
Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.23%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.18%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.25%
Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.28%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.24%
Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.26%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.28%
Other Expenses[1]	0.08%

Total Annual Fund Operating Expenses	0.36%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.28%
Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.31%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.31%
Other Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.33%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.33%
Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.36%
Fee Waiver and Expense Reimbursement	(0.16)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

20

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.37%
Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.40%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Institutional Shares
Management Fees[1]	0.38%
Other Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.41%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.20%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Institutional Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
TempCash	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniFund	$	$	$	$
MuniCash	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund and TempCash. Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

24

Bank Obligations. TempFund and TempCash. Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk, while TempCash may invest substantially in such obligations.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund and TempCash. Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempFund and TempCash. Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, TempCash, FedFund, T-Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund and TempCash. Each Fund may invest in loan participations.

Master Demand or Term Notes. TempFund and TempCash. A Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or

25

other entities. A master demand or term note typically permits the investment of varying amounts by a Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that a Fund could not directly hold.

Municipal Obligations. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash. TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund. T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund. FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities

Reverse Repurchase Agreements and Securities Lending. TempFund, TempCash, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

26

Stand-by Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

27

Foreign Exposure. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, MuniCash, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g.,

28

the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

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The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates received by BIMC
TempFund		%
TempCash		%
FedFund		%
T-Fund		%
Federal Trust Fund		%
Treasury Trust Fund		%
MuniFund		%
MuniCash		%
California Money Fund		%
New York Money Fund		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment device and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay selected institutions that provide services to their customers who are beneficial owners of the Funds’ shares or other persons (“Institutions”) for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the Institution. The aggregate amount of Additional Payments may be

32

substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for the Institution, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Institution for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to

33

develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

35

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ Statement of Additional Information.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund	2:30 p.m.
MuniCash	2:30 p.m.
California Money Fund	1:00 p.m.
New York Money Fund	1:00 p.m.

†

The deadline for purchase orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

*

Purchase orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

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Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*†	5:30 p.m.
TempCash*	5:30 p.m.
FedFund*†	5:00 p.m.
T-Fund*	5:30 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniFund**	1:00 p.m.
MuniCash**	1:00 p.m.
California Money Fund**	1:00 p.m.
New York Money Fund**	1:00 p.m.

†

The deadline for redemption orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 p.m. Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

*

Redemption orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

**	Redemption orders for MuniFund, MuniCash, California Money Fund and New York Money Fund Institutional Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Fund’s office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

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Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

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Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, MuniCash, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ fiscal year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Institutional Shares

The table below sets forth selected financial data for a TempFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0470	$0.0276	$0.0109	$0.0113

Less Distributions: Dividends to Shareholders from
Net Investment Income		$(0.0470)	$(0.0276)	$(0.0109)	$(0.0113)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.81%	2.80%	1.09%	1.14%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$25,788,255	$20,229,031	$17,452,337	$20,081,053
Ratio of Expenses to Average Daily Net Assets		0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.20%	0.21%	0.21%	0.20%
Ratio of Net Investment Income to Average Daily Net Assets		4.78%	2.78%	1.09%	1.15%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

42

TempCash Institutional Shares

The table below sets forth selected financial data for a TempCash Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0471	$0.0278	$0.0112	$0.0118

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0471)	$(0.0278)	$(0.0112)	$(0.0118)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.82%	2.82%	1.13%	1.18%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$9,769,075	$11,576,987	$7,850,023	$11,193,249
Ratio of Expenses to Average Daily Net Assets		0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Daily Net Assets		4.79%	2.88%	1.11%	1.18%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

FedFund Institutional Shares

The table below sets forth selected financial data for a FedFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0463	$0.0269	$0.0105	$0.0110

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0463)	$(0.0269)	$(0.0105)	$(0.0110)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.73%	2.73%	1.05%	1.10%
Ratios/Supplemental Data:
Net Assets, End of Year $(000)		$2,417,594	$2,320,001	$1,883,220	$2,163,336
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.28%	0.29%	0.29%	0.28%
Ratio of Net Investment Income to Average Daily Net Assets		4.64%	2.73%	1.04%	1.10%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

43

T-Fund Institutional Shares

The table below sets forth selected financial data for a T-Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0456	$0.0260	$0.0098	$0.0106

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0456)	$(0.0260)	$(0.0098)	$(0.0106)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.65%	2.63%	0.99%	1.06%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$2,906,319	$2,958,524	$2,438,998	$2,601,725
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.26%	0.28%	0.28%	0.27%
Ratio of Net Investment Income to Average Daily Net Assets		4.57%	2.66%	0.98%	1.06%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

Federal Trust Fund Institutional Shares

The table below sets forth selected financial data for a Federal Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0459	$0.0263	$0.0101	$0.0106

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0459)	$(0.0263)	$(0.0101)	$(0.0106)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.68%	2.67%	1.02%	1.07%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$105,242	$110,741	$88,886	$193,437
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.36%	0.38%	0.35%	0.35%
Ratio of Net Investment Income to Average Daily Net Assets		4.56%	2.68%	0.97%	1.07%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

44

Treasury Trust Fund Institutional Shares

The table below sets forth selected financial data for a Treasury Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0431	$0.0244	$0.0091	$0.0098

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0431)	$(0.0244)	$(0.0091)	$(0.0098)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.39%	2.47%	0.92%	0.99%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$882,971	$806,381	$783,247	$1,401,853
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.31%	0.31%	0.31%	0.30%
Ratio of Net Investment Income to Average Daily Net Assets		4.32%	2.43%	0.89%	0.97%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

MuniFund Institutional Shares

The table below sets forth selected financial data for a MuniFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0312	$0.0199	$0.0095	$0.0096

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0312)	$(0.0199)	$(0.0095)	$(0.0096)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		3.17%	2.01%	0.95%	0.96%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$1,420,560	$2,135,257	$1,812,753	$1,549,951
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.33%	0.33%	0.34%	0.35%
Ratio of Net Investment Income to Average Daily Net Assets		3.10%	2.02%	0.95%	0.93%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

45

MuniCash Institutional Shares

The table below sets forth selected financial data for a MuniCash Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0318	$0.0206	$0.0100	$0.0108

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0318)	$(0.0206)	$(0.0100)	$(0.0108)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		3.23%	2.09%	1.01%	1.09%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$1,232,427	$2,181,441	$2,315,927	$2,054,465
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.36%	0.34%	0.33%	0.34%
Ratio of Net Investment Income to Average Daily Net Assets		3.12%	2.04%	1.01%	1.04%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

California Money Fund Institutional Shares

The table below sets forth selected financial data for a California Money Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0308	$0.0197	$0.0092	$0.0094

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0308)	$(0.0197)	$(0.0092)	$(0.0094)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		3.13%	1.99%	0.92%	0.94%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$860,859	$593,417	$454,698	$496,630
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.20%	0.20%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.40%	0.41%	0.41%	0.40%
Ratio of Net Investment Income to Average Daily Net Assets		3.13%	2.00%	0.92%	0.93%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

46

New York Money Fund Institutional Shares

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each year presented.

	Year End October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0314	$0.0197	$0.0091	$0.0096

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0314)	$(0.0197)	$(0.0091)	$(0.0096)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		3.18%	1.99%	0.92%	0.96%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$313,842	$271,454	$234,346	$347,960
Ratio of Expenses to Average Daily Net Assets		0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.20%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.41%	0.41%	0.40%	0.40%
Ratio of Net Investment Income to Average Daily Net Assets		3.14%	1.98%	0.90%	0.95%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

47

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Institutional Shares	Fund Code
TempFund	024
TempCash	021
FedFund	030
T-Fund	060
Federal Trust Fund	011
Treasury Trust Fund	062
MuniFund	050
MuniCash	048
California Money Fund	052
New York Money Fund	053

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

48

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

49

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-001	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

Plus Shares

TempFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

PROSPECTUS

February [    ], 2008

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Plus Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Plus Shares of the BlackRock Liquidity Funds (the “Trust”).

This Prospectus contains information about the Plus Shares of the Trust’s TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Plus Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

T-Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

Plus Shares do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of such Shares of each Fund has varied from year to year for each of the past ten calendar years; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.59% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.17% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
TempFund Dollar Shares[1]

7-Day Yield As of December 31, 2007
TempFund Dollar Shares[1]

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]

7-Day Yield As of December 31, 2007
T-Fund Dollar Shares[1]

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 0.98% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
MuniFund Dollar Shares[1]

7-Day Yield As of December 31, 2007
MuniFund Dollar Shares[1]

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 0.85% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.12% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
California Money Dollar Shares[1]

7-Day Yield As of December 31, 2007
California Money Dollar Shares[1]

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

During the period shown in the Bar Chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year	5 Years	10 Years
New York Money Fund Dollar Shares[1],2

7-Day Yield As of December 31, 2007
New York Money Fund Dollar Shares[1]

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]

Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

[2]

There were no New York Money Fund Dollar Shares outstanding during the periods March 28, 1994 through April 14, 1996 and July 21, 1998 through April 10, 2000. For these periods the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[1]	0.18%
Distribution (12b-1) Fees	0.25%
Other Expenses¹	0.02%

Total Annual Fund Operating Expenses	0.45%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1]	0.43%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[1]	0.24%
Distribution (12b-1) Fees	0.25%
Other Expenses¹	0.02%

Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[1]	0.31%
Distribution (12b-1) Fees	0.25%
Other Expenses¹	0.02%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[1]	0.37%
Distribution (12b-1) Fees	0.40%
Other Expenses¹	0.03%

Total Annual Fund Operating Expenses	0.80%
Fee Waiver and Expense Reimbursement	(0.35)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Plus Shares
Management Fees[1], [2]	0.38%
Distribution (12b-1) Fees	0.40%
Other Expenses¹	0.03%

Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.36)%

Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Plus Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Plus Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Plus Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
T-Fund	$	$	$	$
MuniFund	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of its assets. TempFund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, MuniFund, T-Fund, California Money and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Master Demand or Term Notes. TempFund. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. TempFund may, when deemed appropriate by the Adviser in light of their respective investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund. T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

Reverse Repurchase Agreements and Securities Lending. TempFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash, California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the

State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the

Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempFund	%
T-Fund	%
MuniFund	%
California Money Fund	%
New York Money Fund	%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more

Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares
of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund and T-Fund normally is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program; or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Plus Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
T-Fund*	5:30 p.m.
MuniFund	2:30 p.m.
California Money Fund	12:30 p.m.
New York Money Fund	12:30 p.m.

*	Purchase orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of a Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 p.m.
T-Fund*	5:30 p.m.
MuniFund**	12:30 p.m.
California Money Fund**	1:00 p.m.
New York Money Fund**	12:30 p.m.

*	Redemption orders for TempFund and T-Fund Plus Shares placed after 3:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Funds’ office no later than the stated deadline. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, California Money Fund and New York Money Fund Plus Shares placed between 12:00 Noon and 1:00 p.m. Eastern time may only be transmitted by telephone. Shareholders placing orders through a financial intermediary are responsible for making certain that their financial intermediary communicates the order to the Funds’ office no later than the stated deadline. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged a service fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Plus Shares.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Plus Distribution and Service Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Plus Shares. Pursuant to a Distribution and Services Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support and shareholder services to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to 0.40% (on an annualized basis ) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvested dividends are available for redemption on the following Business Day. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds’ pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from

California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

Plus Shares of the Funds do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ fiscal year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

TempFund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0445	$0.0252	$0.0084	$0.0088

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0445)	$(0.0252)	$(0.0084)	$(0.0088)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.55%	2.54%	0.84%	0.89%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$4,971,729	$4,212,168	$3,665,117	$3,818,036
Ratio of Expenses to Average Daily Net Assets		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.45%	0.46%	0.46%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets		4.44%	2.57%	0.83%	0.90%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

T-Fund Dollar Shares

T-Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0431	$0.0235	$0.0073	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.39%	2.37%	0.74%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$691,792	$728,168	$1,481,069	$449,468
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.51%	0.53%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets		4.32%	2.43%	0.73%	0.79%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

MuniFund Dollar Shares

MuniFund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0287	$0.0174	$0.0070	$0.0071

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0287)	$(0.0174)	$(0.0070)	$(0.0071)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.91%	1.76%	0.70%	0.71%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$96,853	$84,763	$82,323	$37,749
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.45%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.58%	0.58%	0.59%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		2.87%	1.75%	0.73%	0.74%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

California Money Fund Dollar Shares

California Money Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0283	$0.0172	$0.0067	$0.0069

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0283)	$(0.0172)	$(0.0067)	$(0.0069)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.87%	1.74%	0.68%	0.69%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$40,850	$26,293	$1,347	$15,463
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.65%	0.65%	0.66%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.86%	1.84%	0.66%	0.71%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

New York Money Fund Dollar Shares

New York Money Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0289	$0.0172	$0.0066	$0.0071

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0289)	$(0.0172)	$(0.0066)	$(0.0071)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.93%	1.74%	0.67%	0.71%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$6,362	$5,515	$5,059	$5,216
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.66%	0.66%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets		2.88%	1.67%	0.67%	0.68%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

Plus Shares	Fund Code
TempFund	H4
T-Fund	32
MuniFund	K4
California Money Fund	58
New York Money Fund	56

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. The above named documents and other information are available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Select Shares

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Select Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Select Shares offered by this Prospectus represent interests in TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Select Shares. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

3

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

4

Performance Information

Select Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of such Shares of each Fund has varied from year-to-year for each of the past ten calendar years, and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 year periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 1.61% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.18% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
TempCash Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
TempCash Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Select Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Select Shares is 1.00%.

5

During the period shown in the bar chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Federal Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Federal Trust Fund Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Select Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Select Shares is 1.00%.

6

During the period shown in the bar chart, the highest return for a quarter was 1.46% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Treasury Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Treasury Trust Fund Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Select Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Select Shares is 1.00%.

7

During the period shown in the bar chart, the highest return for a quarter was 1.01% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
MuniCash Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
MuniCash Dollar Shares[1]	%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Select Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Select Shares is 1.00%.

8

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees[1]	0.21%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	%

Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement	( )%

Net Total Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Total Annual Fund Operating Expenses do not exceed 1.00%.

9

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	%

Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement	( )%

Net Total Annual Fund Operating Expenses1,[2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Total Net Annual Fund Operating Expenses do not exceed 1.00%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	%

Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement	( )%

Net Total Annual Fund Operating Expenses1,[2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Annual Fund Operating Expenses do not exceed 1.00%.

10

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees[1]	0.33%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	%

Total Annual Fund Operating Expenses	%
Fee Waiver and Expense Reimbursement	( )%

Net Total Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Total Annual Fund Operating Expenses do not exceed 1.00%.

11

Example

This Example is intended to help you compare the cost of investing in the Funds’ Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Select Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Select Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniCash	$	$	$	$

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

13

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions

14

having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Master Demand or Term Notes. TempCash. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

15

TempCash. TempCash may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending. TempCash. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

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RISKS

The principal risks of investing in each Fund are described in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

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Tax Risk. MuniCash. Although the Fund intends to invest primarily in securities the interest of which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31,

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2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rate Received by BIMC
TempCash	0.	%
Federal Trust Fund	0.	%
Treasury Trust Fund	0.	%
MuniCash	0.	%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Select Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may

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conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Select Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The

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Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Select Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Select Shares may be redeemed on a Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:30 p.m.
Treasury Trust Fund	2:30 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Funds – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Funds – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

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Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of MuniCash generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by MuniCash may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because MuniCash’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of MuniCash will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government investment securities or interest on securities of that state or localities within that state.

*        *        *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund since inception. Since the Select Shares of the Funds have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ fiscal year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Dollar Shares

TempCash Select Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0446	$0.0253	$0.0087	$0.0093

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0446)	$(0.0253)	$(0.0087)	$(0.0093)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.56%	2.56%	0.88%	0.93%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$826,331	$595,873	$531,509	$433,227
Ratio of Expenses to Average Daily Net Assets		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.48%	0.49%	0.49%	0.48%
Ratio of Net Investment Income to Average Daily Net Assets		4.50%	2.63%	0.87%	0.94%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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Federal Trust Fund Dollar Shares

Federal Trust Fund Select Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.42%	2.41%	0.77%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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Treasury Trust Fund Dollar Shares

Treasury Trust Fund Select Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0406	$0.0219	$0.0066	$0.0073

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.14%	2.21%	0.67%	0.74%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$205,317	$206,999	$343,163	$270,930
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets		4.06%	2.09%	0.68%	0.75%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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MuniCash Dollar Shares

MuniCash Select Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0293	$0.0181	$0.0075	$0.0083

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.97%	1.83%	0.76%	0.84%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$91,505	$59,321	$79,579	$90,241
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%	0.59%	0.58%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets		2.93%	1.79%	0.75%	0.81%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1 800-821-6006

Select Shares	Fund Code
TempCash	H6
Federal Trust Fund	U6
Treasury Trust Fund	N6
MuniCash	K6

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com.

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

32

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

33

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The above named documents are also available on the Funds’ website at www.blackrock.com.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Select Shares

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Select Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Select Shares offered by this Prospectus represent interests in TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Select Shares. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund and T-Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of each Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Select Shares of each Fund by showing how the performance of Select Shares of each Fund has varied from year to year for each complete calendar year since its inception; and by showing the average annual return for Select Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Select Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

TempFund

Select Shares

During the period shown in the Bar Chart, the highest return for a quarter was 1.11% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.05% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (May 20, 2002)
TempFund Select Shares		%		%		%

7-Day Yield As of December 31, 2007
TempFund Select Shares						%

Current Yield: You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

6

FedFund

Select Shares

During the period shown in the Bar Chart, the highest return for a quarter was 1.09% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.05% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (May 20, 2002)
FedFund Select Shares		%		%		%

7-Day Yield As of December 31, 2007
FedFund Select Shares						%

Current Yield: You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

7

T-Fund Dollar Shares1

[Insert Bar Chart]

During the period shown in the Bar Chart, the highest return for a quarter was [    ]% (quarter ended [            ]) and the lowest return for a quarter was [    ]% (quarter ended [            ]).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
T-Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
T-Fund Dollar Shares[1]						%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Select Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Select Shares and Dollar Shares represent interests in the same portfolio securities, Select Shares will have returns and seven-day yields that are lower than Dollar Shares because Select Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is [     ]%, while the annual fund operating expenses, after waivers, for Select Shares is [    ]%.

8

MuniFund

Select Shares

During the period shown in the Bar Chart, the highest return for a quarter was 0.66% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.05% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (May 20, 2002)
MuniFund Select Shares		%		%		%

7-Day Yield As of December 31, 2007
MuniFund Select Shares						%

Current Yield: You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

California Money Fund

Select Shares

During the period shown in the Bar Chart, the highest return for a quarter was 0.63% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.05% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (May 20, 2002)
California Money Fund Select Shares		%		%		%

7-Day Yield As of December 31, 2007
California Money Fund Select Shares						%

Current Yield: You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

10

New York Money Fund

Select Shares

During the period shown in the Bar Chart, the highest return for a quarter was 0.65% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.05% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		Since Inception (May 20, 2002)
New York Money Fund Select Shares		%		%		%

7-Day Yield As of December 31, 2007
New York Money Fund Select Shares		%

Current Yield: You may call your financial professional or call 1-877-282-4729 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

11

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees	0.18%[1]
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Annual Fund Operating Expenses do not exceed 1.00%.

12

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees	0.25%[1]
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.13%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Annual Fund Operating Expenses do not exceed 1.00%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees[1]	0.24%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Reimbursement	(0.43)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Annual Fund Operating Expenses do not exceed 1.00%.

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees	0.31%[1]
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.18%
Fee Waiver and Expense Reimbursement	(0.18)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Annual Fund Operating Expenses do not exceed 1.00%.

13

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees[1]	0.37%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Annual Fund Operating Expenses do not exceed 1.00%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Select Shares
Management Fees[1]	0.38%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.26)%

Net Annual Fund Operating Expenses[1,2]	1.00%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Select Shares Net Annual Fund Operating Expenses do not exceed 1.00%.

14

Example

This Example is intended to help you compare the cost of investing in the Funds’ Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Select Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Select Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
MuniFund	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

15

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

16

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

17

savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. All Funds. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Master Demand or Term Notes. TempFund. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular

18

federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. TempFund may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, FedFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund. T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund. FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities

Reverse Repurchase Agreements and Securities Lending. TempFund, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

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Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. California Money Fund and New York Money Fund. A substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting

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California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempFund		%
FedFund		%
T-Fund		%
MuniFund		%
California Money Fund		%
New York Money Fund		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Select Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment

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management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV	=	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, FedFund and T-Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Select Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Select Shares. A purchase order will be executed by PFPC on the Business Day that it is

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received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Select Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Select Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Select Shares may be redeemed on a Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Select Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Select Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Select Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Select Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Select Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Select Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds will enter into agreements with Service Organizations that purchase Select Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Select Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income

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tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s

30

dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

31

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Select Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the years ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempFund Select Shares

The table below sets forth selected financial data for a TempFund Select Share outstanding throughout each period presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0388	$0.0195	$0.0032	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0388)	$(0.0195)	$(0.0032)	$(0.0034)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		3.95%	1.96%	0.32%	0.34%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$810,613	$706,592	$189,266	$75,071
Ratio of Expenses to Average Daily Net Assets		1.00%	1.00%	0.95%	0.96%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		1.00%	1.00%	0.95%	0.96%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.05%	1.03%	1.03%	1.02%
Ratio of Net Investment Income to Average Daily Net Assets		3.89%	2.25%	0.34%	0.30%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

32

FedFund Select Shares

The table below sets forth selected financial data for a FedFund Select Share outstanding throughout each period presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0383	$0.0189	$0.0031	$0.0033

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0383)	$(0.0189)	$(0.0031)	$(0.0033)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		3.90%	1.91%	0.31%	0.33%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$52,420	$47,205	$18, 837	$7,889
Ratio of Expenses to Average Daily Net Assets		1.00%	1.00%	0.95%	0.95%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		1.00%	1.00%	0.95%	0.95%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.13%	1.09%	1.09%	1.08%
Ratio of Net Investment Income to Average Daily Net Assets		3.86%	2.14%	0.36%	0.30%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

33

T-Fund Dollar Shares

T-Fund Select Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0431	$0.0235	$0.0073	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0431)	$(0.0235)	$(0.0073)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return²		4.39%	2.37%	0.74%	0.81%

Ratios/Supplemental Data:
Net Assets, End of Period (000)		$691,792	$728,168	$1,481,069	$449,468
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.51%	0.53%	0.53%	0.52%
Ratio of Net Investment Income to Average Daily Net Assets		4.32%	2.43%	0.73%	0.79%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

34

MuniFund Select Shares

The table below sets forth selected financial data for a MuniFund Select Share outstanding throughout each period presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0232	$0.0119	$0.0026	$0.0026

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0232)	$(0.0119)	$(0.0026)	$(0.0026)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.35%	1.20%	0.26%	0.26%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$31,467	$24,225	$28,191	$5,371
Ratio of Expenses to Average Daily Net Assets		1.00%	1.00%	0.90%	0.88%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		1.00%	0.99%	0.89%	0.87%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.18%	1.13%	1.14%	1.15%
Ratio of Net Investment Income to Average Daily Net Assets		2.32%	1.15%	0.29%	0.25%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

35

California Money Fund Select Shares

The table below sets forth selected financial data for a California Money Fund Select Share outstanding throughout each period presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0228	$0.0117	$0.0025	$0.0025

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0228)	$(0.0117)	$(0.0025)	$(0.0025)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.31%	1.18%	0.25%	0.25%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$33,556	$15,777	$6,307	$3,103
Ratio of Expenses to Average Daily Net Assets		1.00%	1.00%	0.86%	0.88%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		1.00%	1.00%	0.86%	0.87%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.25%	1.21%	1.20%	1.20%
Ratio of Net Investment Income to Average Daily Net Assets		2.31%	1.27%	0.25%	0.24%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

36

New York Money Fund Select Shares

The table below sets forth selected financial data for a New York Money Fund Select Share outstanding throughout each period presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0234	$0.0117	$0.0024	$0.0025

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0234)	$(0.0117)	$(0.0024)	$(0.0025)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.36%	1.18%	0.24%	0.25%

Ratios/Supplemental Data:
Net Assets, End of Year (000)		$2,686	$3,831	$1,420	$18,652
Ratio of Expenses to Average Daily Net Assets		1.00%	1.00%	0.83%	0.91%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		1.00%	1.00%	0.82%	0.90%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.26%	1.21%	1.20%	1.20%
Ratio of Net Investment Income to Average Daily Net Assets		2.33%	1.35%	0.21%	0.25%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

37

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4729

Money Market Funds	Fund Code
TempFund Code:	225
FedFund Code:	226
T-Fund Code:	244
MuniFund Code:	230
California Money Fund Code:	232
New York Money Fund Code:	231

38

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

39

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their investment professional. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

February [    ], 2008

Premier Shares

•	TempFund

•	FedFund

•	T-Fund

•	MuniFund

•	California Money Fund

•	New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Premier Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Premier Shares offered by this Prospectus represent interests in TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Premier Shares. Blackrock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund and T-Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of each Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Premier Shares of each Fund by showing how the performance of Premier Shares of each Fund has varied from year-to-year for each complete calendar year since its inception; and by showing the average annual return for Premier Shares of each Fund. The Tables show the average annual return for the 1 year and since inception periods for the Premier Shares of each Fund (except that for T-Fund, the Table shows the average annual return for 1, 5 and 10 year periods for the Fund’s Dollar shares). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.98% (quarter ended March 31, 2006).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 2, 2005)
TempFund Premier Shares		%		%

7-Day Yield As of December 31, 2007
TempFund Premier Shares				%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

6

During the period shown in the Bar Chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.46% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
FedFund Premier Shares		%		%

7-Day Yield As of December 31, 2007
FedFund Premier Shares				%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

7

T-Fund Dollar Shares1

[Insert Bar Chart]

During the period shown in the Bar Chart, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
T-Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
T-Fund Dollar Shares[1]						%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Premier Shares have not completed a full calendar year as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Premier Shares is 0.68%.

8

During the period shown in the Bar Chart, the highest return for a quarter was 0.76% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.61% (quarter ended March 31, 2006).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 2, 2005)
MuniFund Premier Shares		%		%

7-Day Yield As of December 31, 2007
MuniFund Premier Shares				%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

During the period shown in the Bar Chart, the highest return for a quarter was 0.73% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.28% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
California Money Fund Premier Shares		%		%

7-Day Yield As of December 31, 2007
California Money Fund Premier Shares				%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

10

During the period shown in the Bar Chart, the highest return for a quarter was 0.75% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.28% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
New York Money Fund Premier Shares		%		%

7-Day Yield As of December 31, 2007
New York Money Fund Premier Shares				%

Current Yield:  You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

11

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.18%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.80%
Fee Waiver and Expense Reimbursement	(0.12)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.25%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.24%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses	0.02%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.18)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.31%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.93%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.37%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.00%
Fee Waiver and Expense Reimbursement	(0.32)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.38%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reimbursement	(0.33)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

14

Example

This Example is intended to help you compare the cost of investing in the Funds’ Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
MuniFund	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

15

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

17

savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund.  The Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of

18

private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund.  T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

19

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations.

21

Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

22

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

23

Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees through February 20, 2007 waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates received by BIMC
TempFund		%
FedFund		%
T-Fund		%
MuniFund		%
California Money Fund		%
New York Money Fund		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Premier Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization representative for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may

24

compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

25

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Premier Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Shares may be redeemed on a Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Premier Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of

29

ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement

31

designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Premier Shares

The table below sets forth selected financial data for a TempFund Premier Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 2, 2005[1] through October 31, 2005
	2007	2006
Net Asset Value, Beginning of Period		$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0428	$0.0179

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0428)	$(0.0179)

Net Asset Value, End of Period		$1.00	$1.00

Total Return[2]		4.37%	1.80%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$395,943	$321,636
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.80%	0.81%[4]
Ratio of Net Investment Income to Average Daily Net Assets		4.29%	2.93%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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FedFund Premier Shares

The table below sets forth selected financial data for a FedFund Premier Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31, 2004
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0423	$0.0227	$0.0038

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0423)	$(0.0227)	$(0.0038)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		4.31%	2.30%	0.38%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$48,396	$86,126	$2
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.60%	0.70%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.88%	0.89%	0.79%[4]
Ratio of Net Investment Income to Average Daily Net Assets		4.15%	2.84%	0.60%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

T-Fund Premier Shares

The table below sets forth selected financial data for a T-Fund Premier Share outstanding throughout the period presented.

For the Period October 1, 2007[1] through October 31, 2007
Net Asset Value, Beginning of Year

Income from Investment Operations:
Net Investment Income

Less Distributions:
Dividends to Shareholders from Net Investment Income

Net Asset Value, End of Year

Total Return²
Ratios/Supplemental Data:
Net Assets, End of Period (000)
Ratio of Expenses to Average Daily Net Assets
Ratio of Expenses to Average Daily Net Assets (including custody credits)
Ratio of Expenses to Average Daily Net Assets (excluding waivers)
Ratio of Net Investment Income to Average Daily Net Assets

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.

34

MuniFund Premier Shares

The table below sets forth selected financial data for a MuniFund Premier Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period March 2, 2005[1] through October 31, 2005
	2007	2006
Net Asset Value, Beginning of Period		$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0272	$0.0120

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0272)	$(0.0120)

Net Asset Value, End of Period		$1.00	$1.00

Total Return[2]		2.76%	1.21%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$160,053	$126,455
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.59%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.93%	0.93%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.72%	1.88%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

35

California Money Fund Premier Shares

The table below sets forth selected financial data for a California Money Fund Premier Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31, 2004
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0268	$0.0154	$0.0036

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0268)	$(0.0154)	$(0.0036)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		2.72%	1.55%	0.36%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$13,822	$15,778	$2
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.60%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.00%	1.01%	0.81%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.70%	1.90%	0.55%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

New York Money Fund Premier Shares

The table below sets forth selected financial data for a New York Money Fund Premier Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31, 2004
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0274	$0.0154	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0274)	$(0.0154)	$(0.0034)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		2.77%	1.56%	0.34%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$8,339	$5,774	$2
Ratio of Expenses to Average Daily Net Assets		0.60%	0.61%	0.60%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.61%	0.59%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.01%	1.02%	0.80%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.72%	1.82%	0.55%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4731

Premier Shares	Fund Code
TempFund Premier Shares	249
FedFund Premier Shares	240
T-Fund Premier Shares	244
MuniFund Premier Shares	250
New York Money Premier Shares	242
California Money Premier Shares	243

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Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Premier Shares

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

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Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Premier Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Premier Shares offered by this Prospectus represent interests in TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Premier Shares. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

3

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

4

Performance Information

The Bar Charts below indicate the risks of investing in Premier Shares of each Fund by showing how the performance of Premier Shares of each Fund has varied from year-to-year for each complete calendar year since its inception; and by showing the average annual return for Premier Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 year, or since inception, periods for the Premier Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.48% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
TempCash Premier Shares[1]		%		%

7-Day Yield As of December 31, 2007
TempCash Dollar Shares[2]		%

Current Yield: You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

There were no TempCash Premier Shares outstanding from December 14, 2005 to December 31, 2007. For this period, the performance of the Fund’s Premier Shares is based on the return of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Shares.

[2]

There were no TempCash Premier Shares outstanding on December 31, 2007. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

5

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Federal Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Federal Trust Fund Dollar Shares[1]		%

Current Yield: You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Premier Shares is 0.68%.

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During the period shown in the Bar Chart, the highest return for a quarter was 1.46% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Treasury Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Treasury Trust Fund Dollar Shares[1]		%

Current Yield: You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Premier Shares and Dollar Shares represent interests in the same portfolio securities, Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Premier Shares is 0.68%.

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During the period shown in the Bar Chart, the highest return for a quarter was 0.75% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.30% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
MuniCash Premier Shares[1]		%		%

7-Day Yield As of December 31, 2007
MuniCash Dollar Shares[2]		%

Current Yield: You may call your financial professional or call 1-877-282-4731 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

There were no MuniCash Premier Shares outstanding from December 14, 2005 through December 31, 2007. For this period, the performance of the Fund’s Premier Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Premier Shares.

[2]

There were no MuniCash Premier Shares outstanding on December 31, 2007. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.21%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.15)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

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Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.08%

Total Annual Fund Operating Expenses	0.96%
Fee Waiver and Expense Reimbursement	(0.28)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.23)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

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MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Shares
Management Fees[1]	0.33%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.96%
Fee Waiver and Expense Reimbursement	(0.28)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniCash	$	$	$	$

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

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•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate

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securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

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Loan Participations. TempCash. The Fund may invest in loan participations.

Master Demand or Term Notes. TempCash. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. TempCash may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending. TempCash. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

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Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash. A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment

16

portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniCash. Although the Fund intends to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

17

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempCash	%
Federal Trust Fund	%
Treasury Trust Fund	%
MuniCash	%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Premier Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization representative for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of

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interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash is determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Premier Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

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Redemption of Shares

Premier Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60 day period the shareholder increases the value of its Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Premier Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds will enter into agreements with Service Organizations that purchase Premier Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Premier Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the

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purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of MuniCash generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by MuniCash may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because MuniCash’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of MuniCash will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1,

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2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Premier Shares of each Fund since inception. For the Funds’ Premier Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Premier Shares

The table below sets forth selected financial data for a TempCash Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2007	For the Period November 1, 2005 through December 13, 2005[1]	Year Ended October 31, 2005	For the Period March 26, 2004[2] through October 31, 2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0042	$0.0234	$0.0041

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0042)	$(0.0234)	$(0.0041)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[3]		0.44%[4]	2.37%	0.41%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$—	$2	$2
Ratio of Expenses to Average Daily Net Assets		0.60%[5]	0.60%	0.70%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%[5]	0.60%	0.70%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.65%[5]	1.09%	0.75%[5]
Ratio of Net Investment Income to Average Daily Net Assets		4.37%[5]	2.12%	0.81%[5]

[1]	There were no Premier Shares outstanding during the period December 14, 2005 to October 31, 2007.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

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Federal Trust Fund Dollar Shares

Federal Trust Fund Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.42%	2.41%	0.77%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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Treasury Trust Fund Dollar Shares

Treasury Trust Fund Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0406	$0.0219	$0.0066	$0.0073

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.14%	2.21%	0.67%	0.74%
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$205,317	$206,999	$343,163	$270,930
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets		4.06%	2.09%	0.68%	0.75%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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MuniCash Premier Shares

The table below sets forth selected financial data for a MuniCash Premier Share outstanding throughout each period presented.

	Year Ended October 31, 2007	For the Period November 1, 2005 through December 13, 2005[1]	Year Ended October 31, 2005	For the Period March 26, 2004[2] through October 31, 2004

Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0027	$0.0157	$0.0035

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0027)	$(0.0157)	$(0.0035)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[3]		0.27%[4]	1.58%	0.35%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$—	$2	$2
Ratio of Expenses to Average Daily Net Assets		0.70%[5]	0.62%	0.70%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.70%[5]	0.61%	0.69%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.86%[5]	0.85%	0.83%[5]
Ratio of Net Investment Income to Average Daily Net Assets		2.62%[5]	1.60%	0.57%[5]

[1]	There were no Premier Shares outstanding during the period December 14, 2005 to October 31, 2007.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

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Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The above named documents are also available on the Funds’ website at www.blackrock.com.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Premier Choice Shares

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Premier Choice Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Premier Choice Shares offered by this Prospectus represent interests in TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Premier Choice Shares. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund, and T-Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of each Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Premier Choice Shares of each Fund by showing how the performance of Premier Choice Shares of each Fund has varied from year-to-year for each complete calendar year since its inception; and by showing the average annual return for Premier Choice Shares of each Fund. The Tables show the average annual return for the 1 year and since inception periods for the Premier Choice Shares of each Fund (except that for T-Fund, the Table shows the average annual return for 1, 5 and 10 year periods for the Fund’s Dollar shares). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.25% (quarter ended December 31, 2006) and the lowest return for a quarter was 1.02% (quarter ended March 31, 2006).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (April 25, 2005)
TempFund Premier Choice Shares		%		%

7-Day Yield As of December 31, 2007
TempFund Premier Choice Shares				%

Current Yield: You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

6

During the period shown in the Bar Chart, the highest return for a quarter was 1.23% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.50% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
FedFund Premier Choice Shares		%		%

7-Day Yield As of December 31, 2007
FedFund Premier Choice Shares				%

Current Yield: You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

7

T-Fund Dollar Shares1

[Insert Bar Chart]

During the period shown in the Bar Chart, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
T-Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
T-Fund Dollar Shares[1]						%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Premier Choice Shares have not completed a full calendar year as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. Premier Choice Shares and Dollar Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are expected to be about the same. Currently, the annual fund operating expenses, after waivers, for both Premier Choice Shares and Dollar Shares is 0.45%.

8

During the period shown in the Bar Chart, the highest return for a quarter was 0.80% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.65% (quarter ended March 31, 2006).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (April 25, 2005)
MuniFund Premier Choice Shares		%		%

7-Day Yield As of December 31, 2007
MuniFund Premier Choice Shares				%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

During the period shown in the Bar Chart, the highest return for a quarter was 0.77% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.34% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
California Money Fund Premier Choice Shares		%		%

7-Day Yield As of December 31, 2007
California Money Fund Premier Choice Shares				%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

10

During the period shown in the Bar Chart, the highest return for a quarter was 0.79% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.34% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
New York Money Fund Premier Choice Shares		%		%

7-Day Yield As of December 31, 2007
New York Money Fund Premier Choice Shares				%

Current Yield:  You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

11

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.18%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.70%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.25%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement	(0.33)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.24%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.76%
Fee Waiver and Expense Reimbursement	(0.31)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

12

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.31%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.38)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.37%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

13

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.38%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.46)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

14

Example

This Example is intended to help you compare the cost of investing in the Funds’ Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
MuniFund	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

15

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

16

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

17

savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. All Funds. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempFund. The Fund may invest in loan participations.

Master Demand or Term Notes. TempFund. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

18

TempFund. TempFund may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund, FedFund and T-Fund. Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation.

Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund. T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund. FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending. TempFund, FedFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

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RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. California Money Fund and New York Money Fund. A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

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Tax Risk. MuniFund, California Money Fund and New York Money Fund. Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations

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to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

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Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempFund	%
FedFund	%
T-Fund	%
MuniFund	%
California Money Fund	%
New York Money Fund	%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Premier Choice Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that

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could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, FedFund and T-Fund is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchases of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Premier Choice Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Choice Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Choice Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Choice Shares will be recorded by the Service Organization and will be reflected in Account statements. The minimum initial investment is $50,000. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Choice Shares may be redeemed on a Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information

The Funds shall have the right to redeem Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Premier Choice Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Choice Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds will enter into agreements with Service Organizations that purchase Premier Choice Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Premier Choice Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

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Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

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State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*        *        *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating

31

the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

32

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Premier Choice Shares since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Premier Choice Shares

The table below sets forth selected financial data for a TempFund Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period April 25, 2005[1] through October 31, 2005
	2007	2006
Net Asset Value, Beginning of Period		$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0443	$0.0154

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0443)	$(0.0154)

Net Asset Value, End of Period		$1.00	$1.00

Total Return[2]		4.52%	1.55%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$10,347	$3,619
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.71%	0.72%[4]
Ratio of Net Investment Income to Average Daily Net Assets		4.78%	3.09%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

33

FedFund Premier Choice Shares

The table below sets forth selected financial data for a FedFund Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31, 2004[2]
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0438	$0.0244	$0.0054

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0438)	$(0.0244)	$(0.0054)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[3]		4.47%	2.47%	0.54%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$2	$2	$2
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.53%	0.87%	0.54%[5]
Ratio of Net Investment Income to Average Daily Net Assets		4.39%	2.48%	0.92%[5]

[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

T-Fund Premier Choice Shares

The table below sets forth selected financial data for a T-Fund Premier Choice Share outstanding throughout the period presented.

For the Period October 1, 2007[1] through October 31, 2007
Net Asset Value, Beginning of Year

Income from Investment Operations:
Net Investment Income

Less Distributions:
Dividends to Shareholders from Net Investment Income

Net Asset Value, End of Year

Total Return²
Ratios/Supplemental Data:
Net Assets, End of Year (000)
Ratio of Expenses to Average Daily Net Assets
Ratio of Expenses to Average Daily Net Assets (including custody credits)
Ratio of Expenses to Average Daily Net Assets (excluding waivers)
Ratio of Net Investment Income to Average Daily Net Assets

1	Commencement of operations of share class.
2	Past performance is no guarantee of future results.

34

MuniFund Premier Choice Shares

The table below sets forth selected financial data for a MuniFund Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period April 25, 2005[1] through October 31, 2005
	2007	2006
Net Asset Value, Beginning Period		$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0287	$0.0108

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0287)	$(0.0108)

Net Asset Value, End of Period		$1.00	$1.00

Total Return[2]		2.91%	1.08%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$2	$2
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.58%	0.58%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.85%	1.75%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

35

California Money Fund Premier Choice Shares

The table below sets forth selected financial data for a California Money Fund Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31, 2004
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0283	$0.0172	$0.0045

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0283)	$(0.0172)	$(0.0045)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		2.87%	1.74%	0.45%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$2	$2	$2
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.94%	0.87%	0.66%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.83%	1.90%	0.76%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

New York Money Fund Premier Choice Shares

The table below sets forth selected financial data for a New York Money Fund Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31, 2004
	2007	2006	2005
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0289	$0.0172	$0.0043

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0289)	$(0.0172)	$(0.0043)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		2.93%	1.74%	0.43%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$242	$2	$2
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.44%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.91%	0.87%	0.65%[4]
Ratio of Net Investment Income to Average Daily Net Assets		3.14%	1.94%	0.69%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

36

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-776-4452

Premier Choice Shares	Fund Code
TempFund Premier Choice Shares	224
FedFund Premier Choice Shares	245
T-Fund Premier Choice Shares	246
MuniFund Premier Choice Shares	264
New York Money Premier Choice Shares	247
California Money Premier Choice Shares	248

37

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

February [    ], 2008

Premier Choice Shares

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

-i-

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Premier Choice Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Premier Choice Shares offered by this Prospectus represent interests in TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Premier Choice Shares. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issue, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

3

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

4

Performance Information

The Bar Charts below indicate the risks of investing in Premier Choice Shares of each Fund by showing how the performance of Premier Choice Shares of each Fund has varied from year-to-year for each complete calendar year since its inception; and by showing the average annual return for Premier Choice Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 year, or since inception, periods for the Premier Choice Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

TempCash

Premier Choice Shares1

During the period shown in the Bar Chart, the highest return for a quarter was 1.25% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.52% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
TempCash Premier Choice Shares[1]		%		%

7-Day Yield As of December 31, 2007
TempCash Dollar Shares[2]		%

Current Yield: You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

There were no TempCash Premier Choice Shares outstanding from December 14, 2005 through December 31, 2007. For this period, the performance of the Funds’ Premier Choice Shares is based on the returns of the Funds’ Dollar Shares and is adjusted to reflect the different expenses borne by the Funds’ Premier Choice Shares.

[2]

There were no TempCash Premier Choice Shares outstanding on December 31, 2007. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

5

Federal Trust Fund

Dollar Shares1

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Federal Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Federal Trust Fund Dollar Shares[1]		%

Current Yield: You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. Dollar Shares and Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Premier Choice Shares and Dollar Shares is 0.45%.

6

Treasury Trust Fund

Dollar Shares1

During the period shown in the Bar Chart, the highest return for a quarter was 1.46% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Treasury Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Treasury Trust Fund Dollar Shares[1]		%

Current Yield: You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. Dollar Shares and Premier Choice Shares should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Premier Choice Shares and Dollar Shares is 0.45%.

7

MuniCash

Premier Choice Shares1

During the period shown in the Bar Chart, the highest return for a quarter was 0.81% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.36% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
MuniCash Premier Choice Shares[1]		%		%

7-Day Yield As of December 31, 2007
MuniCash Dollar Shares[2]		%

Current Yield: You may call your financial professional or call 1-877-776-4452 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

There were no MuniCash Premier Choice Shares outstanding from December 14, 2005 through December 31, 2007. For this period, the performance of the Funds’ Premier Choice Shares is based on the returns of the Funds’ Dollar Shares and is adjusted to reflect the different expenses borne by the Funds’ Premier Choice Shares.

[2]

There were no MuniCash Premier Choice Shares outstanding on December 31, 2007. The seven-day yield shown is that of Dollar Shares of the Fund. Dollar Shares and Premier Choice Shares of the Fund should have seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

8

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.21%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement	(0.28)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

9

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.08%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.41)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.36)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

10

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Premier Choice Shares
Management Fees[1]	0.33%
Distribution (12b-1) Fees[2]	0.10%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.41)%

Net Annual Fund Operating Expenses[1,2]	0.45%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Premier Choice Shares Net Annual Fund Operating Expenses do not exceed 0.45%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniCash	$	$	$	$

11

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5%

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of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Master Demand or Term Notes. TempCash. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempCash. TempCash may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending. TempCash. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

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RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk. MuniCash. Although the Fund intends to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt

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from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31,

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2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempCash		%
Federal Trust Fund		%
Treasury Trust Fund		%
MuniCash		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Premier Choice Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization representative for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)), in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker,

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research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Premier Choice Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Premier Choice Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will

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notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Premier Choice Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Premier Choice Shares will be recorded by the Service Organization and will be reflected in Account statements. The minimum initial investment is $50,000. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Premier Choice Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on a Business Day by the established

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deadlines, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Premier Choice Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Premier Choice Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds will enter into agreements with Service Organizations that purchase Premier Choice Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Premier Choice Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions

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will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of MuniCash generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by MuniCash may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because MuniCash’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of MuniCash will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not

25

required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

26

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Premier Choice Shares of each Fund since inception. For the Funds’ Premier Choice Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Premier Choice Shares

The table below sets forth selected financial data for a TempCash Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31, 2007	For the Period November 1, 2005 through December 13, 2005[1]	Year Ended October 31, 2005	For the Period March 26, 2004[2] through October 31, 2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0043	$0.0251	$0.0056

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0043)	$(0.0251)	$(0.0056)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[3]		0.44%[4]	2.54%	0.56%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$—	$2	$2
Ratio of Expenses to Average Daily Net Assets		0.45%[5]	0.45%	0.45%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%[5]	0.45%	0.45%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.50%[5]	0.80%	0.50%[5]
Ratio of Net Investment Income to Average Daily Net Assets		4.52%[5]	2.57%	1.15%[5]

[1]	There were no Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2007.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

27

Federal Trust Fund Dollar Shares

Federal Trust Fund Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.42%	2.41%	0.77%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

28

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003[1]
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0406	$0.0219	$0.0066	$0.0073

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.14%	2.21%	0.67%	0.74%
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$205,317	$206,999	$343,163	$270,930
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets		4.06%	2.09%	0.68%	0.75%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

29

MuniCash Premier Choice Shares

The table below sets forth selected financial data for a MuniCash Premier Choice Share outstanding throughout each period presented.

	Year Ended October 31, 2007	For the Period November 1, 2005 through December 13, 2005[1]	Year Ended October 31, 2005	For the Period March 26, 2004[2] through October 31, 2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0030	$0.0181	$0.0049

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0030)	$(0.0181)	$(0.0049)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[3]		0.30%[4]	1.83%	0.50%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$—	$2	$2
Ratio of Expenses to Average Daily Net Assets		0.45%[5]	0.45%	0.45%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%[5]	0.44%	0.44%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%[5]	0.85%	0.58%[5]
Ratio of Net Investment Income to Average Daily Net Assets		2.87%[5]	1.77%	0.84%[5]

[1]	There were no Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2007.
[2]	Commencement of operations of share class.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

30

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

31

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The above named documents are also available on the Funds’ website at www.blackrock.com.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

FEBRUARY [    ], 2008

Private Client Shares

TempFund

FedFund

T-Fund

MuniFund

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Private Client Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Private Client Shares offered by this Prospectus represent interests in TempFund, FedFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Private Client Shares. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and U.S. commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. FedFund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

T-Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations. T-Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from California personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

3

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the U.S. Virgin Islands and Guam, that pay interest that, in the opinion of counsel to the issuer, is exempt from federal income tax and from New York State and New York City personal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax, although the Fund does not currently intend to invest in Municipal Obligations that are subject to the alternative minimum tax.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund and T-Fund

Securities and T-Fund issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of each Fund.

California Money Fund and New York Money Fund

The California Money and New York Money Funds are non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Private Client Shares of each Fund by showing how the performance of Private Client Shares of each Fund has varied from year-to-year for each complete calendar year since its inception; and by showing the average annual return for Private Client Shares of each Fund. The Tables show the average annual return for 1 year and since inception periods for the Private Client Shares of each Fund (except that for T-Fund, the Table shows the average annual return for 1, 5 and 10 year periods for the Fund’s Dollar shares). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

TempFund

Private Client Shares

During the period shown in the Bar Chart, the highest return for a quarter was 1.21% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.48% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
TempFund Private Client Shares		%		%

7-Day Yield As of December 31, 2007
TempFund Private Client Shares				%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

6

FedFund

Private Client Shares

During the period shown in the Bar Chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.46% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
FedFund Private Client Shares		%		%

7-Day Yield As of December 31, 2007
FedFund Private Client Shares				%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

7

T-Fund Dollar Shares1

[Insert Bar Chart]

During the period shown in the Bar Chart, the highest return for a quarter was 1.54% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
T-Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
T-Fund Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

1	The Fund’s Private Client Shares have not completed a full calendar year as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus, for each of the past ten calendar years. While Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Private Client Shares is 0.68%.

8

MuniFund

Private Client Shares

During the period shown in the Bar Chart, the highest return for a quarter was 0.76% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.28% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
MuniFund Private Client Shares		%		%

7-Day Yield As of December 31, 2007
MuniFund Private Client Shares				%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

9

California Money Fund

Private Client Shares

During the period shown in the Bar Chart, the highest return for a quarter was 0.73% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.28% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
California Money Fund Private Client Shares		%		%

7-Day Yield As of December 31, 2007
California Money Fund Private Client Shares				%

Current Yield:  You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

10

New York Money Fund

Private Client Shares

During the period shown in the Bar Chart, the highest return for a quarter was 0.75% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.28% (quarter ended March 31, 2005).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (March 26, 2004)
New York Money Fund Private Client Shares		%		%

7-Day Yield As of December 31, 2007
New York Money Fund Private Client Shares				%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

11

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.18%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.05%
Fee Waiver and Expense Reimbursement	(0.37)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.25%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.13%
Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.24%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.11%
Fee Waiver and Expense Reimbursement	(0.43)%

Net Annual Fund Operating Expenses[1,2]	0.68%

1	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

12

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.31%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.18%
Fee Waiver and Expense Reimbursement	(0.50)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.37%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.57)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.38%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.58)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

14

Example

This Example is intended to help you compare the cost of investing in the Funds’ Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$	$	$	$
FedFund	$	$	$	$
T-Fund	$	$	$	$
MuniFund	$	$	$	$
California Money Fund	$	$	$	$
New York Money Fund	$	$	$	$

15

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

16

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or

17

savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  All Funds.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations.  TempFund.  The Fund may invest in loan participations.

Master Demand or Term Notes.  TempFund.  The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of

18

private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  TempFund may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, FedFund and T-Fund.  Each Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by a Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that a Fund could not hold directly without the repurchase obligation.

T-Fund.  T-Fund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to direct obligations of the U.S. Treasury.

FedFund.  FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending.  TempFund, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest

19

components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

Tax Risk.  MuniFund, California Money Fund and New York Money Fund.  Although the Funds intend to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

California’s economy slipped into a recession in early 2001, losing 360,500 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007. State general obligation bonds are, as of December 2007, rated “A1” by Moody’s Investors Service, “A+” by Standard & Poor’s, and “A+” by Fitch Ratings. California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. Based on a November 2007 report from the State Legislative Analyst’s Office, California will face a fiscal year 2008-09 General Fund deficit of $9.8 billion absent corrective action. Governor Schwarzenegger announced in December 2007 that he plans to declare a fiscal emergency in January 2008 to address the deficit which he estimates to be in the range of $10 billion to $14 billion.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives, as well as economic developments affecting

21

California, could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in Appendix B to the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Any reduction in the creditworthiness of issuers of New York Municipal Obligations could adversely affect the market values and marketability of New York Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in Appendix C to the Statement of Additional Information.

New York State, New York City and other New York public bodies have sometimes encountered financial difficulties of a type that could have an adverse effect on the performance of the Fund. The chief risk remains another attack targeted at New York City that could once again plunge the State economy into a recession, resulting in substantially lower income and employment growth than is reflected in the current forecast. Higher energy prices and the potential for greater core inflation, combined with a tightening labor market, raise the probability that the Federal Reserve could raise interest rates. Such an outcome could negatively affect the financial markets, which would also disproportionately affect the New York State economy. In addition, the State’s real estate market could decline more than anticipated, which would negatively affect household consumption and taxable capital gains realizations. These effects could ripple through the economy, affecting both employment and wages.

In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities is possible, resulting in higher wage and bonuses growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

22

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

23

Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates received by BIMC
TempFund	%
FedFund	%
T-Fund	%
MuniFund	%
California Money Fund	%
New York Money Fund	%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Private Client Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization representative for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an in-

24

vestment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempFund, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempFund, FedFund and T-Fund is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Private Client Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. A purchase order will be executed by PFPC on the Business

26

Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the

27

established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund	5:00 p.m.
FedFund	5:00 p.m.
T-Fund	3:00 p.m.
MuniFund	12:00 Noon
California Money Fund	12:00 Noon
New York Money Fund	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

28

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund, FedFund and T-Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary in-

29

come that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniFund, California Money Fund and New York Money Fund. Because these Funds' pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of these Funds will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

30

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of obligations that pay interest that is exempt from California personal income tax, and the dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60 days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Money Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent those distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Money Fund is not deductible for New York State or New York City personal income tax purposes. For a discussion of the federal income tax ramifications of interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund, see Federal Taxes above.

*    *    *

The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

31

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

32

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

TempFund Private Client Shares

The table below sets forth selected financial data for a TempFund Private Client Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31,
	2007	2006	2005	2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0428	$0.0235	$0.0048

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0428)	$(0.0235)	$(0.0048)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		4.37%	2.37%	0.48%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$1,479,708	$1,018,935	$280,458
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.05%	1.06%	1.05%[4]
Ratio of Net Investment Income to Average Daily Net Assets		4.32%	2.57%	0.96%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

33

FedFund Private Client Shares

The table below sets forth selected financial data for a FedFund Private Client Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31,
	2007	2006	2005	2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0423	$0.0229	$0.0045

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0423)	$(0.0229)	$(0.0045)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		4.31%	2.32%	0.45%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$295,307	$241,913	$50,579
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.60%	0.58%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.13%	1.14%	0.80%[4]
Ratio of Net Investment Income to Average Daily Net Assets		4.25%	2.59%	0.92%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

T-Fund Private Client Shares

The table below sets forth selected financial data for a T-Fund Private Client Share outstanding throughout the period presented.

For the Period October 1, 2007[1] through October 31, 2007

Net Asset Value, Beginning of Year

Income from Investment Operations:
Net Investment Income

Less Distributions:
Dividends to Shareholders from Net Investment Income

Net Asset Value, End of Year

Total Return²

Ratios/Supplemental Data:
Net Assets, End of Period (000)
Ratio of Expenses to Average Daily Net Assets
Ratio of Expenses to Average Daily Net Assets (including custody credits)
Ratio of Expenses to Average Daily Net Assets (excluding waivers)
Ratio of Net Investment Income to Average Daily Net Assets

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.

MuniFund Private Client Shares

The table below sets forth selected financial data for a MuniFund Private Client Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31,
	2007	2006	2005	2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0272	$0.0155	$0.0033

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0272)	$(0.0155)	$(0.0033)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		2.76%	1.56%	0.33%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$252,344	$161,860	$51,799
Ratio of Expenses to Average Daily Net Assets		0.60%	0.63%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.62%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.18%	1.18%	0.83%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.75%	1.64%	0.67%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

34

California Money Fund Private Client Shares

The table below sets forth selected financial data for a California Money Fund Private Client Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31,
	2007	2006	2005	2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0268	$0.0152	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0268)	$(0.0152)	$(0.0030)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		2.72%	1.54%	0.32%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$203,719	$127,509	$37,216
Ratio of Expenses to Average Daily Net Assets		0.60%	0.64%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.64%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.25%	1.26%	0.91%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.71%	1.62%	0.63%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

New York Money Fund Private Client Shares

The table below sets forth selected financial data for a New York Money Fund Private Client Share outstanding throughout each period presented.

	Year Ended October 31,			For the Period March 26, 2004[1] through October 31,
	2007	2006	2005	2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0274	$0.0152	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0274)	$(0.0152)	$(0.0030)

Net Asset Value, End of Period		$1.00	$1.00	$1.00

Total Return[2]		2.77%	1.54%	0.30%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$138,323	$111,739	$53,933
Ratio of Expenses to Average Daily Net Assets		0.60%	0.64%	0.69%[4]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.64%	0.68%[4]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		1.26%	1.26%	0.92%[4]
Ratio of Net Investment Income to Average Daily Net Assets		2.75%	1.58%	0.56%[4]

[1]	Commencement of operations of share class.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

35

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchase and redemption orders, please call your investment professional.

Written correspondence may be sent to your investment professional.

For yield information call: 1-877-282-4734

Private Client Shares	Fund Code
TempFund Private Client Shares	233
FedFund Private Client Shares	234
T-Fund Private Client Shares	244
MuniFund Private Client Shares	235
New York Money Private Client Shares	236
California Money Private Client Shares	237

Not a Part of Prospectus

Blackrock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their investment professional. The Statement of Additional Information that relates to this Prospectus and the Annual and Semi-Annual Reports are not available on the website for BlackRock Liquidity Funds because the shares of the Funds offered through this Prospectus are available only through Bear Stearns.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

BlackRock Liquidity Funds

Prospectus

February     , 2008

Private Client Shares

TempCash

Federal Trust Fund

Treasury Trust Fund

MuniCash

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Private Client Shares of various portfolios of the BlackRock Liquidity Funds (the “Trust”).

The Private Client Shares offered by this Prospectus represent interests in TempCash, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Private Client Shares. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser of each Fund.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.
MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax. Federal Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities. Treasury Trust Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

MuniCash

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which, in the opinion of counsel to the issuer, is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

3

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations, may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisors whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

4

Performance Information

Private Client Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of such Shares of each Fund has varied from year-to-year for each of the past ten calendar years; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for 1, 5 and 10 year, or since inception, periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of a Fund does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.61% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.18% (quarter ended June 30, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
TempCash Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
TempCash Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

5

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Private Client Shares is 0.68%.

6

During the period shown in the Bar Chart, the highest return for a quarter was 1.56% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Federal Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Federal Trust Fund Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Private Client Shares is 0.68%.

7

During the period shown in the Bar Chart, the highest return for a quarter was 1.46% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.13% (quarter ended March 31, 2004).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
Treasury Trust Fund Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
Treasury Trust Fund Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Private Client Shares is 0.68%.

8

During the period shown in the Bar Chart, the highest return for a quarter was 1.01% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.14% (quarter ended September 30, 2003).

Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		5 Years		10 Years
MuniCash Dollar Shares[1]		%		%		%

7-Day Yield As of December 31, 2007
MuniCash Dollar Shares[1]		%

Current Yield: You may call your Account Executive or call 1-877-282-4734 to obtain the Fund’s current 7-day yield (see inside back cover for fund code information).

[1]

The Fund’s Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Private Client Shares is 0.68%.

9

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.21%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.02%

Total Annual Fund Operating Expenses	1.08%
Fee Waiver and Expense Reimbursement	(0.40)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

10

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.08%

Total Annual Fund Operating Expenses	1.21%
Fee Waiver and Expense Reimbursement	(0.53)%

Net Annual Fund Operating Expenses1,[2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Operating Expenses do not exceed 0.68%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.28%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.16%
Fee Waiver and Expense Reimbursement	(0.48)%

Net Annual Fund Operating Expenses1,[2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

11

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Private Client Shares
Management Fees[1]	0.33%
Distribution (12b-1) Fees[2]	0.35%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	1.21%
Fee Waiver and Expense Reimbursement	(0.53)%

Net Annual Fund Operating Expenses[1,2]	0.68%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]

The Fund’s distributor has contractually agreed to waive Distribution Fees and/or Shareholder Servicing Fees until February 28, 2009 so that the Private Client Shares Net Annual Fund Operating Expenses do not exceed 0.68%.

12

Example

This Example is intended to help you compare the cost of investing in the Funds’ Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$	$	$	$
Federal Trust Fund	$	$	$	$
Treasury Trust Fund	$	$	$	$
MuniCash	$	$	$	$

13

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Trust’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•

securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

14

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of the Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions

15

having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Loan Participations. TempCash. The Fund may invest in loan participations.

Master Demand or Term Notes. TempCash. The Fund may invest in master demand or term notes payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A master demand or term note typically permits the investment of varying amounts by the Fund under an agreement between the Fund and an issuer. The principal amount of a master demand or term note may be increased from time to time by the parties (subject to specified maximums) or decreased by the issuer. In some instances, such notes may be supported by collateral. Collateral, if any, for a master demand or term note may include types of securities that the Fund could not directly hold.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities or “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund is permitted to purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

16

TempCash. TempCash may, when deemed appropriate by the Adviser in light of its investment objectives, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

Reverse Repurchase Agreements and Securities Lending. TempCash. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in its portfolio. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

17

RISKS

The principal risks of investing in each Fund are described in the Risk/Return Summary. The following supplements that description.

Concentration. TempCash. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. A Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

18

Tax Risk. MuniCash. Although the Fund intends to invest primarily in securities the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, the Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect a Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

19

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Funds’ operations, other than those services to be performed by the Funds’ custodian, distributor and transfer agent or provided under the Funds’ shareholder service and distribution plans. For the services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Funds. Any fees payable to the sub-administrator do not affect the fees payable by the Funds to BIMC.

Through February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31,

20

2007, the Funds paid BIMC the following management fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Management Fee Rates Received by BIMC
TempCash		%
Federal Trust Fund		%
Treasury Trust Fund		%
MuniCash		%

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of Private Client Shares of the Funds or for other services to the Funds and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Service Organization representative for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. BIMC and its Affiliates, are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may

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conflict with those of the Funds. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Funds may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Funds. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Funds and may result in an Affiliate having positions that are adverse to those of the Funds. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Funds’ investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that Funds could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Funds may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients may adversely impact the Funds. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds. The Funds’ activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Funds also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The NAV of each Fund, except TempCash, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV of TempCash is normally determined as of 6:00 p.m. Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchase of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Private Client Shares may be purchased through an account maintained by Bear, Stearns Securities Corp. (“Bear Stearns”). Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Private Client Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The

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Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Private Client Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Typically, the deadline for purchases of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

Purchases of Shares of each Fund may be effected through a brokerage account (an “Account”) at your Service Organization through procedures and requirements established by the Service Organization. Beneficial ownership of Private Client Shares will be recorded by the Service Organization and will be reflected in Account statements. The Service Organization may impose minimum investment Account requirements. Even if the Service Organization does not impose a sales charge for purchases of Shares, depending on the terms of an Account, the Service Organization may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your Service Organization, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your Service Organization and the Funds. In addition, your Service Organization may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his/her Service Organization for details.

Redemption of Shares

Private Client Shares may be redeemed on a Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

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Redemption orders are accepted on Business Days in accordance with the deadlines outlined in the chart below. If redemption orders are received by PFPC on any Business Day by the established deadlines, payment for redeemed Fund shares will be wired in federal funds on the same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. A Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 p.m.
Federal Trust Fund	2:00 p.m.
Treasury Trust Fund	2:00 p.m.
MuniCash	12:00 Noon

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, a Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Typically, the deadline for redemption of Federal Trust Fund and Treasury Trust Fund is advanced to 2:00 p.m. on days before and sometimes after holiday closings. Contact the Funds’ office at (800) 821-7432 for specific information.

The Funds shall have the right to redeem Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after 60 days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

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Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Trust’s Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., will enter into agreements with institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”) that purchase Private Client Shares. Each agreement will require the Service Organization to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Trust’s Board, the Funds will enter into agreements with Service Organizations that purchase Private Client Shares. Each agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Private Client Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash.

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Federal Taxes

Distributions paid by TempCash, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are generally exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of MuniCash generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends paid by MuniCash may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Investors that are generally exempt from U.S. tax on interest income, such as IRAs, other tax advantaged accounts, tax-exempt entities and non-U.S. persons, will not gain additional benefit from the tax-exempt status of exempt-interest dividends paid by MuniCash. Because MuniCash’s pre-tax returns will tend to be lower than those of funds that own taxable debt instruments of comparable quality, shares of MuniCash will normally not be suitable investments for those kinds of investors.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, each Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain dividends paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the IRS for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Funds that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the IRS.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in a Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of a Fund. Tax may apply to such distributions, however, if the recipient’s investment in a Fund is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*    *    *

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The Funds are generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from a Fund. PFPC, as transfer agent, will send each Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Private Client Shares of each Fund since inception. For the Funds’ Private Client Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Funds’ independent registered public accountants whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ year ended October 31, 2003 were audited by the Funds’ former independent registered public accountants. The former accountants’ reports on those financial highlights expressed an unqualified opinion.

TempCash Dollar Shares

TempCash Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0446	$0.0253	$0.0087	$0.0093

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0446)	$(0.0253)	$(0.0087)	$(0.0093)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.56%	2.56%	0.88%	0.93%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$826,331	$595,873	$531,509	$433,227
Ratio of Expenses to Average Daily Net Assets		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.48%	0.49%	0.49%	0.48%
Ratio of Net Investment Income to Average Daily Net Assets		4.50%	2.63%	0.87%	0.94%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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Federal Trust Fund Dollar Shares

Federal Trust Fund Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0434	$0.0238	$0.0076	$0.0081

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0434)	$(0.0238)	$(0.0076)	$(0.0081)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.42%	2.41%	0.77%	0.81%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$37,625	$18,857	$7,835	$4,555
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.60%	0.63%	0.60%	0.60%
Ratio of Net Investment Income to Average Daily Net Assets		4.34%	2.55%	0.80%	0.80%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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Treasury Trust Fund Dollar Shares

Treasury Trust Fund Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0406	$0.0219	$0.0066	$0.0073

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0406)	$(0.0219)	$(0.0066)	$(0.0073)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		4.14%	2.21%	0.67%	0.74%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$205,317	$206,999	$343,163	$270,930
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.56%	0.56%	0.56%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets		4.06%	2.09%	0.68%	0.75%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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MuniCash Dollar Shares

MuniCash Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2007	2006	2005	2004	2003¹
Net Asset Value, Beginning of Year		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0293	$0.0181	$0.0075	$0.0083

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0293)	$(0.0181)	$(0.0075)	$(0.0083)

Net Asset Value, End of Year		$1.00	$1.00	$1.00	$1.00

Total Return[2]		2.97%	1.83%	0.76%	0.84%
Ratios/Supplemental Data:
Net Assets, End of Year (000)		$91,505	$59,321	$79,579	$90,241
Ratio of Expenses to Average Daily Net Assets		0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.45%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.61%	0.59%	0.58%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets		2.93%	1.79%	0.75%	0.81%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.

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Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider. The above named documents are also available on the Funds’ website at www.blackrock.com.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY PROSPECTUS, DATED DECEMBER 21, 2007

THE SIERRA CLUB is America’s oldest, largest and most influential grassroots environmental organization. The Club’s 700,000 members and countless other Club supporters and environmental advocates understand the value and urgency of the Sierra Club message:

Explore, enjoy and protect the planet.

Sierra Club Mutual Funds present a new way for people to support these goals while investing for their future. The mission of the Funds is to:

1)	help you pursue your investment goals

2)	invest in companies that meet environmental guidelines

3)	help support the programs of the Sierra Club

The FedFund - Cash Reserve Shares complements the Sierra Club Stock and the Sierra Club Balanced Fund with a money market alternative managed by BlackRock Institutional Management Corporation.

Invest with your brain

and heart.

Invest for our planet.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for FedFund Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in the Cash Reserve Shares of FedFund (the “Fund”), one of the ten portfolios of the BlackRock Liquidity Funds (the “Trust”). The Fund is advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Fund in connection with their investments.

The Fund is offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal. The investment goal of the Fund may be changed by the Trust’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

The Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations. The Fund currently has an operating policy that it will invest 100% of its net assets in such investments and cash.

Principal Risks of Investing:

Although the Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at a NAV of $1.00 per share, it is possible to lose money by investing in the Fund.

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Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

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Performance Information

The Bar Chart below indicates the risks of investing in the FedFund Cash Reserve Shares by showing how the performance of its shares has varied from year to year for each complete calendar year since its inception; and by showing the average annual return for FedFund Cash Reserve Shares. The Table shows the average annual return for the 1 year and since inception periods for FedFund Cash Reserve Shares. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future.

During the period shown in the Bar Chart, the highest return for a quarter was 1.19% (quarter ended December 31, 2006) and the lowest return for a quarter was 0.12% (quarter ended March 31, 2004).

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Average Annual Total Return for Periods Ended December 31, 2007

	1 Year		Since Inception (April 1, 2003)
FedFund Cash Reserve Shares		%		%

7-Day Yield As of December 31, 2007
FedFund Cash Reserve Shares				%

Current Yield: You may obtain the Fund’s current 7-day yield by calling (866)-897-5982 or by visiting the Sierra Club Funds’ website at www.sierraclubfunds.com.

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Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold FedFund Cash Reserve Shares.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Cash Reserve Shares
Management Fees[1]	0.25%
Shareholder Servicing Fees	0.40%
Miscellaneous Expenses[1]	0.03%

Total Annual Fund Operating Expenses	0.68%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.60%

[1]

The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until February 28, 2009 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FedFund	$	$	$	$

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

The Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the Fund’s investment strategies.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

Investments

The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the inside back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of their portfolio holdings.

Borrowing. During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

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Illiquid Securities. The Fund will not invest more than 10% of the value of its assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are similar in certain respects to collateralized loans, but are structured as a purchase of securities by the Fund, subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. Under a repurchase agreement, the seller is required to furnish collateral at least equal in value or market price to the amount of the seller’s repurchase obligation. Collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. Collateral for a repurchase agreement may also include other types of securities that the Fund could not hold directly without the repurchase obligation.

FedFund. FedFund currently has an operating policy to limit any collateral for a repurchase agreement exclusively to U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.

Reverse Repurchase Agreements and Securities Lending. The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

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U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. The Fund may purchase securities on a “when-issued” or “delayed settlement” basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

Risk Factors

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Credit Risk. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a nationally recognized statistical rating organization (“NRSRO”) are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

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Interest Rate Risk. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund’s investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

Liquidity. The Fund may be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

U.S. Government Obligations. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if not obligated to do so by law.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States. BIMC and its affiliates had approximately $             in investment company and other portfolio assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. (“PNC”) and Merrill Lynch & Co., Inc. While BIMC is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates in making its portfolio decisions and management with respect to certain portfolio securities.

Under a management agreement (“Management Agreement”) with the Trust, BIMC manages the Fund and is responsible for all purchases and sales of the Fund’s securities as investment adviser, and also provides administrative and accounting services, assisting in supervising all aspects of the Fund’s operations, other than those services to be performed by the Fund’s custodian, distributor and transfer agent or provided under the Fund’s shareholder service and distribution plans. For the services provided and expenses assumed

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by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on the Fund’s average daily net assets. Under the Management Agreement, BIMC is authorized to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. BIMC has engaged PFPC Inc. (“PFPC”) to provide administrative services to the Fund. Any fees payable to the sub-administrator do not affect the fees payable by the Fund to BIMC.

Though February 28, 2009, BIMC has contractually agreed to waive some fees otherwise payable to it and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2007, the Fund paid BIMC a management fee, net of waivers, of (    )% as a percentage of the Fund’s average daily net assets.

The services provided by BIMC are described further in the Statement of Additional Information under “Management of the Funds.”

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A discussion regarding the basis for the Board’s approval of the Management Agreement is available in the annual report to shareholders for the period ended October 31, 2006.

From time to time, a manager, analyst, or other employee of BIMC or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BIMC or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BIMC disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Funds.

BIMC, BlackRock Distributors, Inc. (the Fund’s distributor) and/or their affiliates may make payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. In addition, BIMC, the distributor and/or their affiliates are permitted to make payments relating to distribution and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). BIMC, the distributor and/or their affiliates may pay affiliated and unaffiliated Service Organizations (as defined below) compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Statement of Additional Information.

Conflicts of Interest

The investment activities of BIMC and its affiliates (including, for these purposes, BIMC, Merrill Lynch & Co., Inc., BlackRock, Inc., PNC, and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. BIMC and its Affiliates provide investment management services to other funds and discretionary managed accounts that follow an investment program similar

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to that of the Fund. BIMC and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more Affiliates act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in securities and instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. The Fund may also purchase certain securities through broker-dealer Affiliates, subject to certain conditions set forth in the Statement of Additional Information. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities and instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by the Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Affiliate may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or Affiliate-advised clients

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may adversely impact the Fund. Transactions by one or more Affiliate-advised clients or BIMC may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, an affiliated fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. The Fund also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.

The activities of BIMC or its Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BIMC has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem the Fund’s shares is the NAV next determined after confirmation of your order. The Fund calculates NAV as follows:

NAV =	(Value of Assets of a Class) – (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

The Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only scheduled days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The only scheduled day on which the Federal Reserve Bank of Philadelphia is open and the NYSE is closed is Good Friday. The Fund’s NAV is determined as of 6:00 p.m. Eastern time.

The Fund reserves the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE, bond markets or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. See “Purchases of Shares” and “Redemption of Shares” for further information. In addition, the Board of Trustees of the Trust may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

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In the event the NYSE does not open for business because of an emergency or other unanticipated event, the Fund may, but is not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether the Fund is open for business during an emergency or an unanticipated NYSE closing, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Fund’s office in Westborough, Massachusetts by telephone at 866-897-5982.

The deadline for receipt of purchase orders for FedFund Cash Reserve Shares is 5:00 p.m. Eastern time. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by 5:00 p.m. Eastern time and payment is received by the close of the federal funds wire (normally 6:00 p.m. Eastern time). The Fund will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. The Fund may at its discretion reject any purchase order for Cash Reserve Shares.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a purchase order must be placed so that it will be effected and begin to earn dividends that day. Contact the Fund’s office at (800) 821-7432 for specific information.

Payment for the Fund’s Cash Reserve Shares may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $2,500 ($1,000 for IRAs and qualified education savings accounts). However, institutional investors may set a higher minimum for their customers. There is no minimum subsequent investment. The Fund reserves the right to vary or waive the minimum and subsequent investment requirements.

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Cash Reserve Shares of the Fund are sold without a sales charge. Institutional investors purchasing or holding the Fund’s Cash Reserve Shares for their customer accounts may charge customers fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing the Fund’s Cash Reserve Shares. An institution purchasing the Fund’s Cash Reserve Shares on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Fund’s office in Westborough, Massachusetts in the manner described under “Purchase of Shares.”

Redemption orders are accepted on Business Days until 5:00 p.m. Eastern time. If redemption orders are received by PFPC on a Business Day by the above deadline, payment for redeemed Fund shares will be wired in federal funds on that same day. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. The Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Notwithstanding the foregoing, on any day that the principal bond markets close early (as recommended by The Bond Market Association) or the Federal Reserve Bank of Philadelphia or the NYSE closes early, the Fund may advance the time on that day by which a redemption order must be placed so that it will be effected that day. Contact the Fund’s office at (800) 821-7432 for specific information.

The Fund shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $2,500 ($1,000 for IRAs and qualified education savings accounts), other than due to market fluctuations, after 60 days’ prior written notice to the

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shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $2,500 ($1,000 for IRAs and qualified education savings accounts) or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $2,500 ($1,000 for IRAs and qualified education savings accounts) in any particular calendar month, the account may be charged a service fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, the Fund may redeem Cash Reserve Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisors before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Trust’s Board of Trustees has not adopted a market timing policy because the Fund seeks to maintain a stable NAV of $1.00 per share and generally is used for short-term investment or cash management purposes. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

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Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Trust’s Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the Financial Industry Regulatory Authority. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Fund also offers other share classes which may have higher or lower levels of expenses depending on, among other things, the services provided to shareholders.

Dividends and Distributions

The Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Unless they are reinvested, dividends are paid monthly by wire transfer, or by check if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

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Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends are available for redemption on the following Business Day. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 9820, Providence, RI 02940-9820 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by the Fund will generally be taxable to shareholders. The Fund expects that all, or virtually all, of its distributions will consist of ordinary income that is not eligible for the reduced rates applicable to qualified dividend income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Unless it reasonably estimates that at least 95% of its dividends paid with respect to the taxable year are exempt-interest dividends, the Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable ordinary income or capital gain distributions paid to any shareholder who (1) has failed to provide a correct tax identification number, (2) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (3) has failed to certify to the Fund that he or she is not subject to back-up withholding or that he or she is an “exempt recipient.” The current back-up withholding rate is 28%. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or a credit against a shareholder’s federal income tax liability provided the required information is timely provided to the Internal Revenue Service.

The discussion above relates solely to U.S. federal income tax law as it applies to U.S. persons. For distributions attributable to the Fund taxable years beginning before January 1, 2008, nonresident aliens, foreign corporations and other foreign investors in the Fund whose investment is not connected to a U.S. trade or business of the investor will generally be exempt from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and capital gains of the Fund. Tax may apply to such distributions, however, if the recipient’s investment in the Fund is connected to a

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trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of the Fund’s distributions, if any, that are attributable to interest on certain U.S. government securities or interest on securities of that state or localities within that state.

*    *    *

The Fund is generally required to report to each shareholder and to the IRS the amount of Fund distributions to that shareholder, including both taxable and exempt interest dividends. This is not required, however, for distributions paid to certain types of shareholders that are “exempt recipients,” including foreign and domestic corporations, IRAs, tax-exempt organizations, and the U.S. federal and state governments and their agencies and instrumentalities. As a result, some shareholders may not receive Forms 1099-DIV or 1099-INT with respect to all distributions received from the Fund. PFPC, as transfer agent, will send the Fund’s shareholders, or their authorized representatives, an annual statement designating the amount, if any, of dividends and distributions made during each year and their federal tax treatment. Shareholders are encouraged to retain and use this annual statement for year-end and/or tax reporting purposes.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax advisor for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is included in the Statement of Additional Information.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund’s Cash Reserve Shares since their inception. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004, 2005, 2006 and 2007 has been audited by the Fund’s independent registered public accountants whose report, along with the Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Fund’s prior fiscal period were audited by the Fund’s former independent registered public accountants. The former accountants’ report on those financial highlights expressed an unqualified opinion.

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FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout each period presented.

	Year Ended October 31,				For the Period April 1, 2003[1] through October 31, 2003²
	2007	2006	2005	2004
Net Asset Value, Beginning of Period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income		$0.0423	$0.0229	$0.0065	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income		$(0.0423)	$(0.0229)	$(0.0065)	$(0.0034)

Net Asset Value, End of Period		$1.00	$1.00	$1.00	$1.00

Total Return³		4.31%	2.32%	0.65%	0.59%[4]
Ratios/Supplemental Data:
Net Assets, End of Period (000)		$1,082	$1,547	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets		0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (including custody credits)		0.60%	0.60%	0.60%	0.60%[5]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)		0.68%	0.70%	0.69%	0.69%[5]
Ratio of Net Investment Income to Average Daily Net Assets		4.26%	1.94%	0.62%	0.58%[5]

[1]	Commencement of operations of share class.
[2]	Audited by other auditors.
[3]	Past performance is no guarantee of future results.
[4]	Not annualized.
[5]	Annualized.

24

Not a Part of Prospectus

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

25

Investment Adviser BlackRock Institutional Management Corporation	More information on this Fund is available free upon request, including the following: Annual & Semi-Annual Reports

Administrator BlackRock Institutional Management Corporation	These reports show the holdings and the financial statements of the Fund and discuss the market conditions and strategies that significantly affected its performance.

Distributor BlackRock Distributors, Inc.	Statement of Additional Information
Counsel Sidley Austin LLP	The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund, and is considered part of this Prospectus.

Independent Accountants	How do I obtain a copy of these documents? By following one of the four procedures below:

Custodian PFPC Trust Company	1. Call or write, and copies will be sent to you free of charge:
Transfer Agent PFPC Inc.	Sierra Club Funds 433 California Street, 11th Floor San Francisco, CA 94104 (866) 897-5982

2. Call or write to the Public Reference Section of the
Securities and Exchange Commission (“SEC”) and ask
them to mail you a copy. The SEC charges a fee for
this service. You can also drop by the Public
Reference Section and copy the documents while you
are there. Information about the Public Reference
Section may be obtained by calling the number below.

Public Reference Section of the SEC Washington, D.C. 20549-6009 (202) 942-8090

3. Go to the Sierra Club Mutual Funds’ website at www.sierraclubfunds.com and download a free copy.

4. Go to the EDGAR database on the SEC’s website at www.sec.gov and download a free text-only copy.

5. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

BLACKROCK LIQUIDITY FUNDS

Statement of Additional Information

February [    ], 2008

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated February [    ], 2008 for: (i) the Administration, Cash Management, Cash Reserve, Dollar and Institutional Classes of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund; (ii) the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing BlackRock Liquidity Funds, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

-i-

-ii-

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of the California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers a class of Shares to institutional investors (“Institutional Shares”). Each of the Funds also offers to institutional investors, such as banks, savings and loan associations and other financial institutions (“Service Organizations”), four separate classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares and Dollar Shares. TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund offer Cash Plus Shares to Service Organizations who provide assistance in the sale of shares and institutional services to their customers. TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund offer Plus Shares to broker-dealers, who provide assistance in the sale of shares and institutional services to their customers. The Funds also offer additional classes of shares that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees (“Board” or “Trustees”), BlackRock Institutional Management Corporation (“BIMC”, the “Adviser”, or the “Investment Manager”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the other Funds or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), BlackRock Distributors, Inc. (“BDI”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds and described in the Prospectuses.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer) (for TempFund, by all NRSROs that rate the security), such as Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds are permitted to invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to Federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of instruments the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold derivatives that, in the opinion of counsel to the issuer, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” for ratings information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

The Trust, the Adviser and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable Fund, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable Fund in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable Fund in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable Funds under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analogous provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each Fund’s net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a Fund’s net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating rate notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. A Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market some time in the future. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

For a discussion of economic and other conditions in the State of California, see Appendix B - “Economic and Financial Conditions in California” to this Statement of Additional Information.

Special Risks with Respect to New York Money Fund

For a discussion of economic and other conditions in the State of New York, see Appendix C - “Economic and Financial Conditions in New York” to this Statement of Additional Information.

CERTAIN MERRILL LYNCH EXEMPTIVE ORDERS

The Trust and the Adviser and its affiliates are now operating under two exemptive orders that were previously issued to Merrill Lynch and/or its affiliates (collectively, “Merrill Lynch” or “Investment Advisers”). The first exemptive order, issued on January 5, 1987, permits certain Merrill Lynch tax-exempt funds to conduct principal transactions with a Merrill Lynch broker-dealer affiliate in the secondary market or in fixed price dollar offerings not involving underwriting syndicates with respect to short-term tax-exempt securities (including municipal securities), subject to certain conditions including: (i) purchase or sale transactions may be conducted only in short-term tax-exempt securities having one of the two highest investment grade ratings from at least one nationally recognized rating agency; (ii) for solicited secondary market transactions, a determination is required, based upon the information available to a Fund and the Adviser or, that the price available from Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) is “better than” the prices available from other sources; (iii) MLPF&S’s spread will be no greater than its customary dealer spread and will be consistent with the average spread charged by underwriters or dealers in Short-Term Tax-Exempt Securities for the type of security and size of transaction involved; and (iv) Merrill Lynch will have no involvement in proposed transactions and will not attempt to influence or control the placing by the Funds or Investment Advisers of orders with MLPF&S.

The second exemptive order, issued on June 2, 1992, permits certain Merrill Lynch taxable money market funds to conduct principal transactions with certain Merrill Lynch broker-dealer affiliates with respect to each type of money market security in which the funds may invest, subject to certain conditions. The order requires that, among other things: (i) the exemption applies to principal transactions between the affiliated dealers or any of their successors and the taxable money market funds for which the Investment Advisers serve or will serve in the future as investment advisers and applies to transactions in the secondary and primary or secondary fixed price dealer offerings not made pursuant to underwriting syndicates; (ii) principal transactions are limited to transactions in Eligible Securities that meet certain portfolio maturity and quality requirements; (iii) the Funds may also engage in repurchase agreements with an affiliated dealer in certain limited circumstances (iv) for purchases and sales, a determination is required, based on information available to the Funds and Investment Advisers, that the affiliated dealer’s price is at least as favorable as the price available from other sources; (v) the affiliated dealers’ spreads will be no greater than their customary spreads charged by dealers for the type of security and size of transaction involved; and (vi) the Investment Advisers and affiliated dealers will operate as separate entities.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held by the Funds under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holdings); (ii) the Trust or BIMC, as investment adviser and administrator, or PFPC, as sub-administrator, may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to BIMC or PFPC or the auditors, custodian and legal counsel, or to the following rating or ranking organizations: Lipper, Inc. (“Lipper”), S&P, Moody’s, iMoneyNet, Inc., Thompson Financial Group, LLC and Morningstar, Inc., or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive annual reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous year, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

* * *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, governments or political subdivisions of governments, or their agencies or instrumentalities, that issue tax-exempt securities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the Funds. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates.

While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE TRUST/FUNDS

Trustees and Officers

The business affairs of the Trust are managed under the direction of the Board of Trustees. Certain biographical and other information relating to the Trustees, Advisory Board Member and executive officers is set forth below, including their addresses, year of birth, their principal occupations for at least the last five years, the term of office and length of time served, the total number of investment companies overseen in the complex of funds advised by the Adviser or its affiliates (“BlackRock-advised funds”) and any public directorships.

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships
Non-interested Trustees

David O. Beim(c) (1940)	Trustee	Trustee since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA from 1997 to 2001; Chairman of Wave Hill Inc. from 1990 to 2006; Trustee of Phillips Exeter Academy from 2002 to present.	35 registered investment companies consisting of 81 portfolios	None

Ronald W. Forbes(d) (1940)	Trustee	Trustee since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.	35 registered investment companies consisting of 81 portfolios	None

Dr. Matina Horner(e) (1939)	Trustee	Trustee since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund (TIAA-CREF) from 1989 to 2003.	35 registered investment companies consisting of 81 portfolios	N Star (electric and gas utility)

Rodney D. Johnson(d) (1941)	Trustee	Trustee since 1999	President, Fairmount Capital Advisors, Inc. from 1987 to present; Director, Fox Chase Cancer Center from 2002 to present; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2003 to present.	35 registered investment companies consisting of 81 portfolios	None

Herbert I. London (1939)	Trustee	Trustee since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005, and Professor thereof from 1980 to 2005; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Chairman of the Board of Directors of Vigilant Research, Inc. since 2006; Member of the Board of Directors for Grantham University since 2006; Director, AIMS Worldwide, Inc., since 2006; Director, Reflex Security since 2006; Director, InnoCentive, Inc. since 2006; Director, Cerego, LLC since 2005; Director, Damon Corp. from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993.	35 registered investment companies consisting of 81 portfolios	AIMS Worldwide (marketing)

Cynthia A. Montgomery (1952)	Trustee	Trustee since 2007	Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Associate Professor, Graduate School of Business Administration, University of Michigan from 1979 to 1985; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	35 registered investment companies consisting of 81 portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr.(f) (1947)	Trustee	Trustee since 1999	Partner, Amarna Corporation, LLC (private investment company) from 2002 to present; Director, Jones and Brown (Canadian insurance broker) since 1998; Director, Greenlight Capital Re. Ltd. (reinsurance company) since 2004; Partner, Amarna Financial Company (private investment company) from 2005 to present; Former Director from 1990 to 1997 and Executive Vice President, Johnson and Higgins(insurance brokerage).	35 registered investment companies consisting of 81 portfolios	Greenlight Capital Re. Ltd. (reinsurance)

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships
Robert C. Robb, Jr. (1945)	Trustee	Trustee since 1999	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981; Trustee, Medical College of Pennsylvania/Hahnemann University from 1998 to 2002; Trustee, EQK Realty Investors from 1994 to 2000; Director, Tamaqua Cable Products Company from 1981 to 1998; Director, Brynwood Partners from 1984 to 1998; Director, PNC Bank from 1994 to 1998; Director, Provident National Bank from 1983 to 1993; Director, Brinks, Inc. from 1981 to 1986.	35 registered investment companies consisting of 81 portfolios	None

Toby Rosenblatt(g) (1938)	Trustee	Trustee since 2007	President since 1999 and Vice President - General Partner since 1990, Founders Investments Ltd.(private investments); Director, Forward Management, LLC since 2007; Director, ReFlow Management, LLC since 2007; Trustee, SSR Funds from 1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	35 registered investment companies consisting of 81 portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish(h) (1951)	Trustee	Trustee since 1999	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) from 1976 to present; External Advisory Board, The Pennsylvania State University Accounting Department from 2001 to present; Trustee, The Holy Family Foundation from 2001 to present; Director, Inter-Tel from 2006 to present; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to present.	35 registered investment companies consisting of 81 portfolios	None

Frederick W. Winter (1945)	Trustee	Trustee since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business - University of Pittsburgh from 2005 to present and Dean from 1997 to 2005; Director, Alkon Corporation from 1992 to present; Director, Indotronix International from 2004 to present; Director, Tippman Sports from 2005 to present.	35 registered investment companies consisting of 81 portfolios	None

Interested Trustees

Richard S. Davis (1945)	Trustee	Trustee since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research mutual funds (“SSR Funds”) from 2000 to 2005; Senior Vice President, Metropolitan Life Insurance Company from 1999 to 2000; Chairman, SSR Realty from 2000 to 2004.	186 registered investment companies consisting of 290 portfolios	None

Henry Gabbay (1947)	Trustee	Trustee since 2007	Consultant, BlackRock, Inc. since 2007; Managing Director, BlackRock, Inc. from 1989 to June, 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the BlackRock Fund complex from 1989 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Advisory Board Member:

David R. Wilmerding, Jr.(i) (1935)	Member of the Advisory Board	Member of the Advisory Board since 2007	Chairman, Wilmerding & Associates, Inc. (investment advisers) from 1989 to 2005; Chairman, Coho Partners, Ltd. from 2003 to 2005. Director, Beaver Management Corporation; Director, Peoples First, Inc. from 2001 to 2004.	35 registered investment companies consisting of 81 portfolios	Managing General Partner, Chestnut Street Exchange Fund (open-end investment company)

(a)

Unless otherwise indicated, the address of each Trustee and Advisory Board Member is 40 East 52nd Street, New York, New York 10022. Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.

(b)	Each Trustee holds office until his or her successor is elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 72.
(c)	Chair of the Performance Committee.
(d)	Co-Chair of the Board of Trustees.
(e)	Chair of the Governance Committee.
(f)	Chair of the Compliance Committee.
(g)	Vice Chair of the Performance Committee.
(h)	Chair of the Audit Committee.
(i)	David R. Wilmerding, Jr. is expected to serve on the advisory board of the Trust through December 31, 2007.

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Officers

Donald C. Burke (1960)	President and Chief Executive Officer	President and Chief Executive Officer since 2007	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997; Vice President and Secretary of IQ Funds since 2004.	196 registered investment companies consisting of 300 portfolios	None

Anne Ackerley (1962)	Vice President	Vice President since 2007	Managing Director, BlackRock, Inc. since May 2000; First Vice President and Operating Officer, Mergers and Acquisitions Group from 1997 to 2000; First Vice President and Operating Officer, Public Finance Group from 1995 to 1997, and First Vice President, Emerging Markets Fixed Income Research from 1994 to 1995, Merrill Lynch & Co., Inc.	186 registered investment companies consisting of 290 portfolios	None

Howard Surloff (1965)	Secretary	Secretary since 2007	Managing Director of BlackRock Inc., and General Counsel of US Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management from 1993 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Brian P. Kindelan (1959)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Chief Compliance Officer and Anti-Money Laundering Compliance Officer since 2007	Managing Director and Senior Counsel, BlackRock, Inc. since January 2005; Director and Senior Counsel from 2001 to 2004, and Vice President and Senior Counsel from 1998 to 2000, BlackRock, Inc.; Senior Counsel, PNC Bank Corporation from May 1995 to April 1998.	186 registered investment companies consisting of 290 portfolios	None

Neal J. Andrews (1966)	Chief Financial Officer	Chief Financial Officer since 2007	Managing Director of Administration and Operations Group, BlackRock, Inc. since August 2006; Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. from 1992 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Jay M. Fife (1970)	Treasurer	Treasurer since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. since 2006; Assistant Treasurer of certain funds advised by MLIM or its affiliates from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	186 registered investment companies consisting of 290 portfolios	None

(a)	Unless otherwise indicated, the address of each officer is 40 East 52nd Street, New York, New York 10022.
(b)	Each officer is elected by and serves at the pleasure of the Board of Trustees of the Trust. Each officer serves a one year term.

The Board of Trustees of the Trust consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The non-interested Trustees have retained independent legal counsel to assist them in connection with their duties.

The Board has four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Trust; (3) review the conduct and results of each independent audit of the Trust’s financial statements; (4) review with the independent auditor any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Trust and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Trust’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (7) oversee policies, procedures and controls regarding valuation of the Trust’s investments; and (8) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Matina Horner (Chair), Cynthia A. Montgomery, Robert C. Robb and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Trustees of the Trust and recommend non-interested Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee.

The members of the Compliance Committee are Joseph Platt (Chair), Cynthia A. Montgomery and Robert C. Robb, all of whom are non-interested Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee.

The members of the Performance Oversight Committee (the “Performance Committee”) are David O. Beim (Chair), Toby Rosenblatt (Vice-Chair), Ronald W. Forbes, Rodney D. Johnson and Herbert I. London, all of whom are non-interested Trustees, and Richard S. Davis, who is an interested Trustee. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Funds’ investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review the Funds’ investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Funds’ investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Committee.

Prior to November 1, 2007, the Board then in office had five standing committees; an Audit Committee, a Compliance Committee, a Governance Committee, a Nominating Committee and a Valuation and Pricing Committee, each of which consisted solely of non-interested Trustees except the Valuation and Pricing Committee, which consisted of all of the Trustees of the Trust. During the fiscal year ended October 31, 2007, the Audit Committee, Compliance Committee and Governance Committee each met four times, the Nominating Committee met once and the Valuation and Pricing Committee did not meet.

Compensation of Trustees

Each Trustee who is a non-interested Trustee is paid as compensation an annual retainer of $150,000 per year for his or her services as Trustee to the BlackRock-advised funds, including the Trust, and a $125,000 Board meeting fee to be paid for each Board meeting attended up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. In addition, the Co-Chairs of the Board of Trustees are each paid as compensation an annual retainer of $45,000. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid as compensation an additional annual retainer of $25,000, respectively. The Vice-Chair of the Performance Committee is paid an additional annual retainer of $25,000. The Advisory Board Member is not compensated for service as an Advisory Board Member to the BlackRock-advised funds. The Trust compensates the Chief Compliance Officer for his services as its Chief Compliance Officer. The Trust may also pay a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

The following table sets forth the compensation earned by the non-interested Trustees and Chief Compliance Officer for the fiscal year ended October 31, 2007, and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2007.

Name(a)	Compensation from the Trust(h)		Estimated Annual Benefits Upon Retirement		Aggregate Compensation from the Trust and other BlackRock- Advised Funds		Number of BlackRock- Advised Funds and Portfolios (as of December 31, 2007)
David O. Beim(b)		None	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Ronald W. Forbes(c)		None	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Dr. Matina Horner(d)		None	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Rodney D. Johnson(c)	$	____	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Herbert I. London		None	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Cynthia Montgomery		None	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Joseph P. Platt, Jr.(e)	$	____	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Robert C. Robb, Jr.	$	____	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Tony Rosenblatt(f)		$7,000	[_____	]	$	_______	— registered investment companies consisting of — portfolios
Kenneth L. Urish(g)	$	____	[_____	]	$	_______	— registered investment companies consisting of — portfolios

Name(a)	Compensation from the Trust(h)			Estimated Annual Benefits Upon Retirement		Aggregate Compensation from the Trust and other BlackRock- Advised Funds			Number of BlackRock- Advised Funds and Portfolios (as of December 31, 2007)
Frederick W. Winter	$	____		[_____	]	$	_______		— registered investment companies consisting of — portfolios
Chief Compliance Officer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	$	_____	(i)	None		$	_______	(j)	— registered investment companies consisting of — portfolios

(a)	With the exception of Messrs. Johnson, Urish, Winter, Platt and Robb, each of the non-interested Trustees assumed office on November 1, 2007.

(b)	Chair of the Perfomance Committee

(c)	Co-Chair of the Board of Trustees

(d)	Chair of the Governance Committee

(e)	Chair of the Compliance Committee

(f)	Vice Chair of the Performance Committee

(g)	Chair of the Audit Committee

(h)	For the fiscal year ended October 31, 2007, the Fund paid aggregate compensation of $______ to all the Trustees then holding such office.

(i)	Mr. Kindelan assumed office as Chief Compliance Officer and Anti-Money Laundering Compliance Officer on November 1, 2007. Amounts shown are amounts paid to the former Chief Compliance Officer and Anti-Money Laundering Compliance Officer.

(j)	Mr. Kindelan assumed office as Chief Compliance Officer and Anti-Money Laundering Compliance Officer on November 1, 2007. Amounts shown are aggregate amounts paid to Mr. Kindelan and the former Chief Compliance Officer and Anti-Money Laundering Compliance Officer.

Share Ownership

Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2007 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in Supervised Funds
Interested Trustees:

Richard S. Davis	None

Henry Gabbay	None

Non-Interested Trustees:

David O. Beim	None

Ronald W. Forbes	None

Dr. Matina Horner	None

Rodney D. Johnson	None

Herbert I. London	None

Cynthia A. Montgomery	None

Joseph P. Platt, Jr.	None

Robert C. Robb, Jr.	None

Toby Rosenblatt	None

Kenneth L. Urish	None

Frederick W. Winter	None

Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers.

As of February [    ], 2008, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate. As of December 31, 2007, none of the non-interested Trustees of the Trust or their immediate family members owned beneficially or of record any securities of affiliates of the Adviser.

Management Services

BIMC provides both investment advisory and administration services to the Trust under a management agreement (the “Management Agreement”). The advisory services provided by BIMC under the Management Agreement are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses.

The administrative services provided by BIMC under the Management Agreement are as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) distribution of information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BIMC to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator,” BIMC has engaged PFPC, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess

of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess

of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion. **
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each Fund.

Until February 28, 2009, BIMC, as investment manager, has contractually agreed to reduce its fees and reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2009. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. The following chart provides information with respect to the management fees paid (net of waivers) and management fees waived for the fiscal years ended October 31, 2007, 2006 and 2005.

	2007		2006*		2005**
FUND	MANAGEMENT FEES PAID	MANAGEMENT FEES WAIVED	MANAGEMENT FEES PAID	MANAGEMENT FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$	$	$53,619,395	$7,984,390	$19,169,789	$3,754,119
TempCash			19,685,118	6,584,573	7,651,400	3,088,393
FedFund			5,975,357	2,566,833	1,798,589	1,253,285
T-Fund			7,872,994	2,864,689	2,672,101	1,393,985
Federal Trust Fund			164,967	199,457	25,038	92,896
Treasury Trust Fund			2,132,827	1,300,380	770,442	715,368
MuniFund			4,774,360	3,494,816	2,407,904	1,825,099
MuniCash			2,720,126	2,507,458	2,033,467	1,611,135
California Money Fund			1,485,510	1,794,066	594,985	646,176
New York Money Fund			835,412	1,042,749	361,003	419,516

*	The Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the fees paid to BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.
**	The advisory fees paid (net of waivers) and advisory fees waived for the fiscal year ended October 31, 2005 were paid pursuant to the Prior Advisory Agreement between the Trust and BIMC then in effect.

The following chart provides information with respect to the administration fees paid (net of waivers) and administration fees waived for the fiscal year ended October 31, 2005 under the Prior Administration Agreement among the Trust, BIMC and PFPC.

FUND	2005
	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$25,780,036	$3,754,119
TempCash	8,586,480	3,088,394
FedFund	2,839,932	1,253,286
T-Fund	3,676,067	1,393,985
Federal Trust Fund	88,267	92,896
Treasury Trust Fund	1,485,287	715,368
MuniFund	2,407,904	1,825,099
MuniCash	2,035,467	1,609,135
California Money Fund	439,840	646,176
New York Money Fund	263,439	419,516

A discussion regarding the Trustees’ basis for approving the Management Agreement in 2007 is available in the Trust’s annual report for the year ended October 31, 2006.

Potential Conflicts of Interest

Activities of BIMC; BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group, Inc. and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

BlackRock is one of the world’s largest asset management firms with over $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Funds (collectively, “Affiliates”), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in the Funds should be aware, and which may cause conflicts of interest that could disadvantage the Funds and their shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as a Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BIMC and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of a Fund’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for a Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BIMC and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Trust’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BIMC, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BIMC and/or one or more Affiliates are performing services or when position limits have been reached.

In connection with its management of the Funds, BIMC may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). BIMC will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that BIMC will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BIMC in managing the Funds.

In addition, certain principals and certain employees of BIMC are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

BIMC may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the Commission, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

One or more Affiliates may act as broker, dealer, agent, lender or advisor or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on a Fund.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that a Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating a Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BIMC and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BIMC may select brokers (including, without limitation, Affiliates of BIMC) that furnish BIMC, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BIMC’s view, appropriate assistance to BIMC in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BIMC uses soft dollars, it will not have to pay for those products and services itself. BIMC may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BIMC receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BIMC.

BIMC may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BIMC believes are useful in its investment decision-making process. BIMC may from time to time choose not to engage in the above described arrangements to varying degrees.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Fund’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. A Fund also may invest in securities of companies to which an Affiliate provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for the Funds, BIMC is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, BIMC may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend a Fund, or who engage in transactions with or for a Fund. For example, BlackRock may participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help BlackRock understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in a Fund may receive fees from BlackRock or a Fund in connection with the distribution of shares in a Fund or other BlackRock products. For example, BlackRock may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by BIMC. BlackRock may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. BlackRock’s membership in such organizations allows BlackRock to participate in these conferences and educational forums and helps BlackRock interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, BlackRock’s personnel, including employees of BlackRock, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in a Fund or that may recommend investments in a Fund. In addition, BlackRock, including BIMC, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. BlackRock’s personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of a Fund or other dealings with a Fund that create incentives for them to promote a Fund or certain portfolio transactions.

To the extent permitted by applicable law, BlackRock may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote a Fund and/or other BlackRock products. In addition to placement fees, sales loads or similar distribution charges, such payments may be made out of BlackRock’s assets, or amounts payable to BlackRock rather than a separately identified charge to a Fund or other products. Such payments may compensate Intermediaries for, among other things: marketing a Fund and other products; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of a Fund and other products. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by BlackRock may also compensate Intermediaries for sub-accounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services by such products. See also, “Miscellaneous – Other Information” in this Statement of Additional Information.

The payments made by BlackRock may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Fund bearing some additional expenses.

BIMC, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of BIMC that are the same, different from or made at different times than positions taken for a Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Trust and BIMC each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding a Fund’s portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

BIMC and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Trust, except that the Trust may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with a Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Trust and/or BIMC by the Commission. These transactions would be effected in circumstances in which BIMC determined that it would be appropriate for a Fund to purchase and another client to sell, or a Fund to sell and another client to purchase, the same security or instrument on the same day.

From time to time, the activities of the Funds may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BIMC may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or in providing advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which a Fund wishes to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BIMC on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BIMC on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BIMC, in its sole discretion, deems it appropriate.

Present and future activities of BlackRock and its Affiliates, including BIMC, in addition to those described in this section, may give rise to additional conflicts of interest.

Sub-Administrator

PFPC serves as the Trust’s sub-administrator. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC and is an affiliate of BIMC. As the Trust’s sub-administrator, PFPC has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, PFPC is entitled to receive from BIMC compensation as set forth below:

Asset Based Fee:

An annual fee of .00065% of the Funds’ aggregate average daily net assets and paid monthly; the aggregate asset based fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Base Fee:

An annual base fee of $15,000 per Fund; the aggregate annual base fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Late Day Processing Fee:

$15,000 per Fund for each Fund that requires late day processing.

Multiple Class Fee:

An annual multiple class fee of .0050% of average daily net assets (not to exceed $24,000 annually per class) per class per Fund for each class and payable monthly.

In addition, BIMC also pays PFPC for certain annual tax services, compliance support services, regulatory filing services and reimburses PFPC for certain out-of-pocket expenses.

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, the Funds pay PFPC Trust Company a fee calculated daily and payable monthly equal to .0075% of the Funds’ aggregate average daily net assets for the Funds’ first $400 million of average daily net assets; .0050% of the Funds’ aggregate average daily net assets for the Funds’ next $1.6 billion of average daily net assets; and .0020% of the Funds’ aggregate average daily net assets for the Funds’ average daily net assets over $2 billion. Such fee shall be allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2007, custody credits earned were as follows: $[            ] with respect to TempFund; $[            ] with respect to TempCash; $[            ] with respect to FedFund; $[            ] with respect to T-Fund; $[            ] with respect to Federal Trust Fund; $[            ] with respect to Treasury Trust Fund; $[            ] with respect to MuniFund; $[            ] with respect to MuniCash; $[            ] with respect to California Money Fund; and $[            ] with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchase/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by

Plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve and Dollar Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; and “Distribution and Services Plan” for the Plus Shares), which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Fund on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Fund or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Fund of shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administrative Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep Services as described above. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions, that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (or 0.40% in the case of the New York Money and California Money Funds) (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments and (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (iii) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (iv) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Fund on behalf of customers; (vi) providing information periodically to customers showing their positions in a Fund’s Cash Plus Shares; (vii) arranging for bank wires; (viii) responding to customer inquires relating to the Fund or the services performed by Service Organizations; (ix) providing sub-accounting with respect to a Fund’s shares beneficially owned by customers or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (xi) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing sweep services (“Sweep Services”) which may include: (xii) providing the necessary computer hardware and software which links the Service Organization DDA system to an account management system; (xiii) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the customer’s demand deposit accounts; (xiv) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (xv) furnishing (either separately or on an integrated basis with other reports sent to a customer by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (xvi) marketing and activities, including direct mail promotions that promote the sweep service, (xvii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (xviii) distribution of literature promoting sweep services, (xix) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the sweep services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

The Board of Trustees has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Plus Shares’ Distribution and Services Plan (12b-1 Plan) and the Distribution Plan (12b-1 Plan) of the Cash Plus Shares must be approved by the holders of a majority as defined in the 1940 Act of the applicable outstanding shares. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board of Trustees with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board of

Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous – Other Information” below.

The following chart provides information with respect to the fees paid to Service Organizations, including the amounts paid to affiliates of BIMC during the fiscal year ended October 31, 2007.

FUND/SHARE CLASS	Total Fees*	Fees to Affiliates*
TempFund / Dollar
TempFund / Cash Reserve
TempFund / Cash Management
TempFund / Administration
TempCash / Dollar
TempCash / Administration
FedFund / Dollar
FedFund / Cash Reserve
FedFund / Administration
T-Fund / Dollar
T-Fund / Cash Management
T-Fund / Administration
Federal Trust / Dollar
Treasury Trust / Dollar
Treasury Trust / Cash Management
Treasury Trust / Administration
MuniFund / Dollar
MuniFund / Cash Management
MuniFund / Administration
MuniCash / Dollar
MuniCash / Administration
California Money Fund / Dollar
California Money Fund / Cash Management
California Money Fund / Administration
New York Money Fund / Dollar
New York Money Fund / Cash Management
New York Money Fund / Administration

*	Share classes that had no shares outstanding as of October 31, 2007 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute with respect to each calendar year at least 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Funds may invest in debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Funds that invest in tax-exempt securities may at times buy such investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates; for Federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be an ordinary income dividend for Federal income tax purposes when it is paid to you. Since the income earned by a Fund in a taxable year from such investments may not be represented by cash income, the Fund may have to dispose of securities that it might otherwise have continued to hold, or may have to borrow, to generate cash to satisfy its distribution requirements.

Interest and gain received by a Fund in connection with an investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Imposition of such taxes will reduce the return of the affected Fund.

If the value of assets held by a Fund declines, the Board may authorize a reduction in the number of outstanding shares in order to preserve a net asset value of $1.00 per share. The basis of any shares eliminated in this manner from a shareholder’s account would be added to the basis of the shareholder’s remaining Fund shares; a shareholder disposing of shares at that time might recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced.

A loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within 60 days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as exempt-

interest dividends for federal income tax purposes will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to Federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and/or Plus Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the Adviser or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the Adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Plus Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Funds will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s shares of beneficial interest (or of any class voting as a class) in connection with any trust action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of beneficial interest voting without regard to class (or portfolio).

COUNSEL

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

______________, with offices at ____________________________________ have been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2008.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2007 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2007 have been audited by the Trust’s independent registered public accounting firm whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The financial highlights included in the Annual Report and the Prospectuses for the Funds’ prior fiscal year ended October 31, 2003 were audited by the Trust’s former independent registered public accounting firm. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of such firms as experts in auditing.

MISCELLANEOUS

PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Board of Directors has delegated to the Adviser and its affiliates authority to vote all proxies relating to the Trust’s portfolio securities. The Adviser has adopted policies and procedures (the “Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Trust. Pursuant to these Proxy Voting Procedures, the Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Adviser considers the interests of its clients, including each Fund, and not the interests of the Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Adviser’s interest and those of the Adviser’s clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee, a subcommittee of the Adviser’s Equity Investment Policy Oversight Committee (“EIPOC”), is comprised of a senior member of the Adviser’s equity management group who is also a member of EIPOC, one or more other senior investment professionals appointed by EIPOC, portfolio managers and investment analysts appointed by EIPOC and any other personnel EIPOC deems appropriate. The Committee will also include two non-voting representatives from the Adviser’s Legal Department appointed by the Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee on the same basis as other interested knowledgeable parties not affiliated with the Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including the Trust, that have delegated proxy voting authority to the Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Adviser will generally seek to vote proxies over which the Adviser exercises voting authority in a uniform manner for all the Adviser’s clients, the Committee, in conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

To assist the Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Adviser by ISS include in-depth research, voting recommendations (although the Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Trust in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

The Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Adviser (each, an “Affiliate”), or a money management or other client of the Adviser, including investment companies for which the Adviser provides investment advisory, administrative and/or other services (each, a “Client”), is involved. The Proxy Voting Procedures and the Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Adviser’s clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by EIPOC (with advice from the Secretary of the Committee), consisting solely of Committee members selected by EIPOC. EIPOC shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Adviser’s normal voting guidelines or, on matters where the Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Adviser’s fiduciary duties.

In addition to the general principles outlined above, the Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Adviser has adopted specific voting guidelines with respect to the following proxy issues:

•

Proposals related to the composition of the board of directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is, therefore, best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s number of other directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

•

Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

•

Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

•

Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

•	Routine proposals related to requests regarding the formalities of corporate meetings.

•

Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s board of directors (rather than its shareholders) is best positioned to set fund policy and oversee management. However, the Committee opposes granting boards of directors authority over certain matters, such as changes to a fund’s investment objective, which the Investment Company Act envisions will be approved directly by shareholders.

•

Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Information about how the Funds voted proxies, if any, relating to securities held in the Funds’ portfolios during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, Service Organizations and Intermediaries in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2007, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $[            ]; Lehman Brothers Holdings, Inc. $[            ]; Merrill Lynch & Co., Inc. $[            ]; Goldman, Sachs & Co. $[            ]; UBS Securities LLC $[            ]; PNC Bank N.A. $[            ]; Morgan Stanley Mortgage Capital, Inc. $[            ]; and Morgan Stanley & Co., Inc. $[            ].

As of October 31, 2007, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Morgan Stanley Mortgage Capital, Inc. $[            ]; Morgan Stanley & Co., Inc. $[            ]; UBS Securities LLC $[            ]; and Goldman, Sachs & Co. $[            ].

As of October 31, 2007, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $[            ]; Goldman, Sachs & Co. $[            ]; Greenwich Capital Markets, Inc. $[            ]; Lehman Brothers, Inc. $[            ]; Morgan Stanley & Co., Inc. $[            ]; and UBS Securities LLC $[            ].

As of October 31, 2007, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $[            ]; Greenwich Capital Markets, Inc. $[            ]; J.P. Morgan Securities, Inc. $[            ]; Morgan Stanley & Co., Inc. $[            ]; and UBS Securities LLC $[            ].

Certain Record Holders

As of February [    ], 2008, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2 (middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-tern debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks—Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA”— Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” – Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

APPENDIX B

ECONOMIC AND FINANCIAL CONDITIONS IN CALIFORNIA

The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon publicly available offering statements relating to debt offerings of the State of California; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified this information.

General Economic Conditions

The economy of the State of California (referred to herein as the “State” or “California”) is the largest among the 50 states and is one of the largest in the world, having major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California’s economy slipped into a recession in early 2001, losing 362,000 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007.

California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. In May 2007, the State Department of Finance projected that the California economy would decelerate in calendar year 2007 before improving in calendar years 2008 and 2009 largely because of declines in residential construction and real estate markets. Recent projections of the State Department of Finance forecast further deterioration in the housing sector that will last longer than anticipated in May 2007 and will continue to slow the California economy. The problems with subprime mortgages and the related financial market volatility and credit tightening have worsened the housing sector downturns and raised the risk of further deterioration. On November 14, 2007, the State Department of Finance reported actual General Fund cash receipts for the month of October 2007 and year-to-date from July 1 through October 31, 2007 were about $1.1 billion, or 3.8 percent, below the total of $29.205 billion forecasted amount for such receipts. The shortfall was in all three major revenue sources of the State (personal income tax receipts, sales and use tax receipts and corporation tax receipts). The State Department of Finance also reported that recent economic data confirmed ongoing effects of the housing slump in the State, with notable weakness in the construction and finance sectors. The State’s economy may also be impacted by a series of large wildfires that occurred in seven counties in Southern California in late October 2007. While there has been significant loss of buildings, it is too early to estimate total damages or to predict whether the fires will ultimately have a noticeable impact on the State’s economy. Total costs to the State’s primary fire fighting fund as of November 2007 were estimated to be about $124 million, and its projected costs for all fires in fiscal year 2007-08 are estimated at approximately $218 million, exceeding the $82 million included in the 2007 Budget Act. Costs above the budgeted amount will be paid from General Fund budget reserves. Because these fires have been declared a federal disaster, an estimated 75 percent of the State’s fire fighting costs should eventually be reimbursed by the Federal Emergency Management Agency.

California’s July 1, 2006 population of approximately 37.4 million represented over 12 percent of the total United States population. California’s population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97 percent of the State’s population resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2006, the 5-county Los Angeles area accounted for 49 percent of the State’s population with over 18.0 million residents and the 11-county San Francisco Bay Area represented 21 percent of the State’s population with a population of nearly 8.0 million.

California total personal income grew by an estimated 6.4 percent in 2006, up from 5.3 percent growth in 2005. Per capita personal income grew by an estimated 5.5 percent in 2006, up from the 4.4 percent gain in 2005. Statewide taxable sales fell to 3.9 percent in 2006 from 7.4 percent in 2005. California exports increased by 13.7 percent in 2006, up from the 5.6 percent gain in 2005. The average

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level of nonfarm payroll employment grew by 1.8 percent in 2006, after growing by 1.8 percent in 2005. The State unemployment rate was 4.9 percent in 2006 and was 5.6 percent in September 2007. The national unemployment rate in 2006 was 4.6 percent and 4.7 percent in September 2007.

Existing home sales in the State fell by 39 percent from September 2006. Residential construction, measured by the number of residential units for which permits were issued, were down 31 percent from September 2006, while the value of private sector nonresidential permits rose by 6.0 percent from September 2006, although the value of public works construction was down 13 percent.

Prior Fiscal Years’ Budgets

The California economy grew strongly between 1994 and 2000, generally outpacing the nation, and as a result, for the five fiscal years from 1995-96 to 1999-00, the General Fund tax revenues exceeded the estimates made at the time the budgets were enacted. The State ended the 2000-01 fiscal year with a budget reserve of $5.39 billion. However, during fiscal year 2001-02, the State experienced an unprecedented drop in revenues compared to the prior year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between 2001-02 and 2003-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on one-time measures, internal borrowing and external borrowing. The State also faced a cash flow crisis during this period which was relieved by the issuance of revenue anticipation warrants in June 2002 and June 2003 and economic recovery bonds in the spring of 2004.

The fiscal year 2004-05 Budget Act (the “2004 Budget Act”) was adopted by the Legislature on July 29, 2004, along with a number of implementing measures, and signed by then Governor Schwarzenegger on July 31, 2004. In approving the budget, the Governor vetoed $116 million in appropriations (including $80 million in General Fund appropriations). The 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts, cost avoidance, fund shifts loans or borrowing, and transfers and other revenue, including the application for budgetary purposes of $2 billion of proceeds of the economic recovery bonds issued in fiscal year 2003-04. As of the release of the 2006-07 Governor’s Budget, the State ended fiscal year 2004-05 with a reserve of $9.1 billion.

The fiscal year 2005-06 Budget Act (the “2005 Budget Act”) was adopted by the Legislature on July 7, 2005, along with a number of implementing measures, and signed by Governor Schwarzenegger on July 11, 2005. In approving the budget, the Governor vetoed $190 million in appropriations (including $115 million in General Fund appropriations). The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 were funded by using a part of the $7.5 billion fund balance at June 30, 2005. Under the 2005 Budget Act, the June 30, 2006 reserve was projected to be $1.302 billion. About $900 million of this reserve was set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The fiscal year 2006-07 Budget Act (the “2006 Budget Act”) was adopted by the Legislature on June 27, 2006, along with a number of implementing measures, and signed by the Governor on June 30, 2006. In approving the budget, the Governor vetoed $112 million in appropriations. Under the 2006 Budget Act, General Fund revenues were projected to increase 1.2 percent from $92.7 billion in fiscal year 2005–06 to $93.9 billion in fiscal year 2006–07, of which $944 million will be transferred to the Budget Stabilization Account established pursuant to State Proposition 58 approved by State voters in 2004. The revenue projections assumed continued but moderating growth in California’s economy as reflected in several key indicators. The 2006 Budget Act contains General Fund expenditures of $101.3 billion, compared to $92.7 billion in 2005-06. The June 30, 2007 reserve was projected to be $2.1 billion, compared to an estimated June 30, 2006 reserve of $9.5 billion.

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Current State Budget

2007 Budget Act. The 2007 Budget Act was adopted by the Legislature on August 21, 2007, along with a number of implementing measures, and signed by the Governor on August 24, 2007. In approving the 2007 Budget Act the Governor vetoed $943 million in appropriations from the General Fund, special funds, and bond funds (including $703 million in General Fund appropriations).

The 2007 Budget Act signed by Governor Schwarzenegger includes the largest reserve of any budget act in the State’s history. The 2007-08 May Revision proposed a total reserve of $2.2 billion. Due to the shortfall in revenue collections that came to light in June 2007, and in recognition of the State’s continuing structural deficit and other potential threats, the Legislature took actions to reduce spending and increase funds available, thereby increasing the total reserve to an unprecedented $3.4 billion. The Governor further reduced spending with $703 million in General Fund vetoes, raising the total reserve to $4.1 billion. As a result, General Fund spending growth in this budget is held to $0.6 billion, or 0.6 percent. However, see “Budget Risks and Structural Deficit” below.

Under the 2007 Budget Act, General Fund revenues and transfers are projected to increase 6.0 percent, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08. The 2007 Budget Act contains General Fund appropriations of $102.3 billion, compared to $101.7 billion in 2006-07. The June 30, 2008 total reserve was projected to be $4.1 billion, similar to the estimated June 30, 2007 reserve. The 2007 Budget Act contains the following major General Fund components:

1. Maximizing the Value of the State’s Student Loan Guarantee Function — The 2007 Budget Act assumes the sale of, or other contractual arrangement for the operation of, California’s student loan guarantee function, generating $1 billion in one-time revenue. The State’s student loan guarantee function is operated through a contract between the California Student Aid Commission (“CSAC”) and EdFund, a non-profit public benefit corporation established by CSAC. EdFund, the second largest guaranty operator in the nation, services student loans for students attending schools in California and throughout the nation. Over half of all loans serviced by EdFund are held by non-California students. This proposal will not adversely affect students’ access to loans or the interest rates students pay for loans (which are set by the federal government). Neither CSAC nor EdFund sets loan interest rates or charge students fees.

2. Repayments and prepayments of prior obligations — The 2007 Budget Act includes $1 billion in prepayments of the Economic Recovery Bonds from moneys transferred to the Budget Stabilization Account, and $5 million of other budgetary debt repayments. This brings the total set aside to repay the Economic Recovery Bonds to $6.8 billion in four years since the bonds were issued. As a result, the Department of Finance projects that the Economic Recovery Bonds will be fully retired in February, 2010, which is 14 years ahead of schedule.

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3. Budget Stabilization Account — The 2007 Budget Act fully funds the transfer of $2.045 billion to the Budget Stabilization Account, the full amount pursuant to Proposition 58. Half of this amount, or $1.023 billion, will remain in the Budget Stabilization Account as a rainy-day reserve, and is reported as a reduction of revenues. The other half will be transferred for the purpose of early retirement of Economic Recovery Bonds.

4. Operating Deficit in 2007-08 — Prior to the adjustment for the $1.023 billion transfer to the Budget Stabilization Account, the 2007 Budget Act does not have an operating deficit. However, events subsequent to the 2007 Budget Act have reduced the reserve, and other developments may further require use of the reserves. See “Budget Risks and Structural Deficit” below.

5. Proposition 98 — The 2007 Budget Act includes Proposition 98 General Fund expenditures of $41.5 billion, which is an increase of $712 million, or 1.7 percent, compared to the revised 2006-07 estimate. When property taxes are taken into account, the total Proposition 98 guarantee is $57.1 billion, which is an increase of $2.2 billion, or 3.9 percent. The 2007 Budget Act also continues to include $426 million above the 2006-07 Proposition 98 guarantee level to implement Proposition 49.

6. K-12 Education — The 2007 Budget Act includes $66.8 billion ($41.4 billion General Fund and $25.4 billion other funds) for K-12 education programs in 2007-08. This reflects an increase of $3.5 billion ($1.6 billion General Fund and $1.9 billion other funds). Total per-pupil expenditures are projected to increase by $378 to $11,541 in 2007-08, which includes funds for prior year settle-up obligations.

7. Higher Education — The 2007 Budget Act reflects total funding of $19.7 billion, including $14 billion General Fund and Proposition 98 sources for all major segments of higher education (excluding infrastructure and stem cell research), which reflects an increase of $1.1 billion ($853 million General Fund and Proposition 98 sources) above the revised 2006-07 level. This includes funding for the compacts signed in 2004 with the University of California and the California State University.

8. Health and Human Services — The 2007 Budget Act includes $29.7 billion General Fund for Health and Human Services programs, which is an increase of $301 million from the revised 2006-07 estimate. Total funding from all State funds for Health and Human Services programs is $38.0 billion, which is an increase of $1.6 billion from the revised 2006-07 estimate.

9. Transportation Funding — The 2007 Budget Act includes $1.48 billion to fully fund Proposition 42 in 2007-08. Proposition lA was passed in November 2006 and provides for the repayment of any remaining Proposition 42 debt by the year 2015-16. Pursuant to Proposition 1A, the 2007 Budget Act repays $83 million from the 2003-04 and 2004-05 Proposition 42 suspensions. Because the issuance of tribal gaming bonds continues to be delayed, the 2007 Budget Act also provides for the use of $100 million in tribal gaming compact revenues that will be received in 2006-07, 2007-08, and any future years until the bonds are sold, to repay past loans made from the State Highway Account, the Traffic Congestion Relief Fund, and the Public Transportation Account (“PTA”). Proposition 1B was also passed in November 2006, providing $19.925 billion in bonding authority for a total of 16 programs intended to address a broad range of transportation priorities including rehabilitation and expansion of highways, transit and transit security, port security, and air quality. The authority for the use of any bond funds must be provided for in the Budget Act. The 2007 Budget Act provides a total of $4.2 billion in Proposition 1B funding.

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On September 6, 2007, the California Transit Association filed a lawsuit with the Superior Court of Sacramento seeking an injunction to prohibit the use of $1.188 billion in 2007-08 revenues for a number of public transit related programs provided in the 2007 Budget Act and related legislation. The suit also seeks to prohibit similar uses of lesser amounts of these funds in future years. No date has been set for the trial. The 2007 Budget Act uses funding that otherwise would have been transferred to the PTA or used to fund other transit-related costs that had been funded from the General Fund in prior years, including $948 million for payment of debt service on transportation bonds and $228 million for transportation services provided to public school students and Developmental Services Regional Center clients. If successful, the lawsuit would result in more funds being available in the PTA, but would not result in additional expenditure authority for public transportation programs in the current year due to an appropriations cap.

10. Lease of State Lottery — In the 2007-08 May Revision, the Governor proposed an examination of the potential benefits which could be derived from a lease of the State Lottery to private operators. The Governor indicated the belief that if private operators could substantially improve the returns from the Lottery – which currently operates below the national average in per capita receipts – the State may be able to realize substantial new income while still providing a guaranteed payment to schools. The Governor did not include any specific proposal in the 2007-08 May Revision, and the 2007 Budget Act does not include any increased revenue estimate based on such a transaction.

11. Revenue Actions — The 2007 Budget Act includes several revenue proposals that were in the 2007-08 Governor’s Budget. The most significant changes included the repeal of the teacher tax credit, resulting in an estimated revenue gain of $170 million in 2007-08, and additional efforts to reduce the “tax gap,” which tax professionals define as the difference between what taxpayers should pay and what is actually paid, which is estimated to result in $77.5 million in additional personal income tax and corporation tax revenues in 2007-08.

Budget Risks and Structural Deficit. For fiscal year 2007-08, the State faces a number of issues and risks that may impact the General Fund, and reduce the budget reserves included in the 2007 Budget Act (originally $4.1 billion). Some of the larger risk items include the following:

1. Deterioration of revenues below 2007-08 May Revision estimates, primarily as a result of weaker economic conditions in 2007 and early 2008. As described above under “General Economic Conditions,” the Department of Finance has reported receipts for the first four months of the fiscal year were about 3.8 percent below the 2007-08 May Revision forecast, as adjusted for changes adopted in the 2007 Budget Act.

2. Delay in sale of, or other contractual arrangement for the operation of, the State’s student loan guarantee function operated through a non-profit entity, EdFund, past the current fiscal year, and/or lower sale price than was estimated in the 2007 Budget Act. If only delayed, this would not be a permanent revenue loss. The 2007 Budget Act assumes $1 billion in receipts from this sale.

3. The budget reserve has already been reduced by $500 million as a result of an adverse court ruling in a case involving delayed payments to the State Teachers’ Retirement Fund. The courts have determined that payment of prejudgment and post judgment interest on this amount will be required. The State expects to ultimately pay at least $100 million in interest.

4. Additional Proposition 98 spending if the State Controller’s Office’s initial property tax audit report, which is under review, indicates the property tax revenues reported by the schools is generally accurate, and does not validate assumptions in the 2007 Budget Act about property tax growth.

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5. Delay in implementation of new procedures for handling of unclaimed property. Transfer of unclaimed property to the General Fund has been enjoined by a court decision; the 2007 Budget Act assumes new procedures approved by the Legislature can be implemented this year which will result in approximately $700 million of receipts. On October 18, 2007, the federal judge overseeing the case approved the State’s procedures and lifted the injunction which prevented the State from collecting unclaimed property funds.

6. Additional costs for employee contracts.

7. There are a variety of individual budget decisions in the area of health, welfare and social services, including litigation, each having an impact of $100 million or more, which may not meet expectations.

8. Four referenda have been certified for the February 5, 2008 statewide primary election ballot, which place approval of four recently amended tribal gaming compacts before voters. The placement of the referenda to the ballot will at a minimum delay the effective date of the compacts, negatively affecting General Fund revenues, but the extent is not known at this time. To the extent that the referenda nullify the ratification of the four compacts in question, the State would not realize approximately $190.1 million in 2007-08 and approximately $307.7 million in 2008-09 of the General Fund revenues that were assumed in the 2007 Budget Act.

9. Potential impact on the General Fund reserve if the lawsuit challenging use of funds in the PTA is successful. See “2007 Budget Act” above.

Approximately $3.5 billion of the budget solutions included in the 2007 Budget Act were one-time actions, which cannot be repeated in 2008-09. Some of the larger one-time actions include sale or other arrangements to maximize value of the State’s student loan guarantee function operated through a nonprofit entity, EdFund, estimated at $1 billion, transfer of $657 million of proceeds from refinancing tobacco securitization bonds, use of $663 million of Public Transportation Account Funds to reimburse the General Fund primarily for debt service on transportation bonds and $437 million of Proposition 98 savings. In part because of these one-time actions, and estimates of program growth based on existing statutory and constitutional requirements, the Administration projects that, absent additional corrective measures, the 2008-09 fiscal year budget will be about $6.1 billion out of balance. Subsequent developments, some noted above, and weaker than projected revenues have caused the Governor’s Administration to expect the operating deficit in 2008-09 will be higher than $6.1 billion, perhaps by a significant amount. The Governor will release his proposals for a balanced 2008-09 budget in January 2008. The Governor announced in December 2007 that he plans to declare a fiscal emergency to address the budget deficit in January 2008 when he makes his budget proposal for fiscal year 2008-09. In California, when the Governor declares a fiscal emergency and submit legislation to address it, the Legislature has 45 days to address the emergency. If lawmakers fail to meet the deadline, they are barred from acting on other bills or from adjourning.

Complete text of the 2007 Budget Act may be found at the website of the Department of Finance (www.dof.ca.gov), under the heading “California Budget.” Information on the website is not incorporated herein by reference.

LAO Assessment. The Legislative Analyst’s Office (the “LAO”) has released several reports which include their estimates and assessments of State budget acts and associated fiscal and economic projections. These include a report titled “California Fiscal Outlook – LAO Projections 2007-08 through 2012-13” dated November 14, 2007. In the report, the LAO makes the following statements in “The Budget Outlook” section:

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“At the time the 2007-08 Budget Act was enacted in August 2007, the budget plan focused on closing the gap between General Fund revenues and expenditures for the fiscal year. State revenues and expenditures were both projected to be $102.3 billion. The plan also had a $4.1 billion reserve…We have updated our forecast of the 2007-08 General Fund condition to reflect (1) key changes that have occurred since August and (2) updated revenue and expenditure forecasts. Almost all of these factors have been negative…[T]he deterioration of the state’s budget outlook is due to a combination of a worsening economic and revenue picture, delayed benefits from budget solutions, and higher costs. We project that the state’s 2007-08 budget has deteriorated by a total of almost $6 billion. Consequently, rather than having a $4.1 billion reserve, the state faces a 2007-08 year-end deficit of $1.9 billion…”

“[W]e project that 2008-09 will begin the year with a negative reserve of $1.9 billion. In 2008-09, we project revenues will climb to $103.5 billion, an increase of 4.6 percent from the current year. We project expenditures will total $111.4 billion, an increase of 7 percent. Consequently, under our current-law projections, the General Fund would be left with a 2008-09 year-end deficit of $9.8 billion absent corrective actions…Our forecast of an $8 billion gap between 2008-09 revenues and expenditures is worse than our earlier projections. This is largely the result of the ongoing impact of our reduced revenue forecast. Partially offsetting this decline is the shift in our forecast of revenues from 2007-08 to 2008-09 for the sale of EdFund…The state’s budget woes are projected to continue through 2012-13. In 2009-10, the state would once again face an operating shortfall of $8 billion. After that, the annual operating shortfall would drop to the range of $3 billion per year. The primary factor responsible for this decline in the shortfall after 2009-10 is that the $11.3 billion in previously issued deficit-financing bonds would be fully paid off in the spring of 2010. This will free up over $3 billion in annual debt service payments beginning in 2010-11…”

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656. Information on the website is not incorporated herein by reference.

Treasurer’s Report. On October 1, 2007, the State Treasurer issued a report entitled “Looking Beyond the Horizon: Investment Planning for the 21st Century” (the “Treasurer’s Report”), which provides a 20-year planning horizon and bifurcates the projected State General Fund spending between debt service payments and operating expenditures. According to the Treasurer’s Report, the State has a structural budget deficit that could grow up to $14.6 billion, or an average annual revenue deficit of 3.5%, by Fiscal Year 2027-28. The Treasurer’s Report proposes various measures to address the structural budget imbalance, including lessening the life-cycle costs of government facilities by increasing energy efficiency, reducing criminal recidivism, broadening the sales tax base by extending it to certain services, funding infrastructure development and operation through user-pays financing and financing transportation infrastructure with revenue bonds. The Treasurer’s Report can be read in full by accessing the Treasurer’s website (www.treasurer.ca.gov) or by contacting the State Treasurer’s Office at (800) 900-3873.

Future Budgets

It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

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Ratings

Currently, the following ratings for the State of California general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch”):

Fitch	Moody’s	S&P
A+	A1	A+

These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Local Governments

General. The primary units of local government in the State are 58 counties, ranging in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for providing many basic services, including indigent healthcare, welfare, jails and public safety in unincorporated areas. There are also 478 incorporated cities in the State and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of Proposition 13, which added Article XIIIA to the State Constitution, was approved by State voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local governmental entities, and have been required to maintain many services.

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges, by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources such as sales taxes and reduced certain mandates for local services funded by cities and counties.

The 2004 State Budget Act, related legislation and the enactment of Proposition 1A in 2004 (described below) dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the “State–local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, which previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

As part of the State-local agreement, Proposition 1A (“Proposition 1A”) was approved by the voters at the November 2004 election. Proposition 1A amended the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions

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on the State’s access to local governments’ property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008–09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two–thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also prohibits the State from mandating activities on cities, counties or special districts without providing the funding needed to comply with the mandates. Beginning in fiscal year 2005–06, if the State does not provide funding for the mandated activity, the requirement on cities, counties or special districts to abide by the mandate is suspended. In addition, Proposition 1A expanded the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Proposition 1A do not apply to schools or community colleges or to mandates relating to employee rights.

Welfare. The entire Statewide welfare system was changed in response to the change in federal welfare law in 1996. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (P.L. 104–193) fundamentally reformed the nation’s welfare system. The Law included, among other things, provisions to convert Aid to Families with Dependent Children, an entitlement program, to Temporary Assistance for Needy Families (“TANF”), a block grant program with lifetime time limits on TANF recipients, work requirements and other changes. The revised basic State welfare system, California Work Opportunity and Responsibility to Kids (“CalWORKs”) which embodies the State’s response to the federal welfare system, contains time limits on the receipt of welfare aid and the linkage of eligibility to work participation requirements. Under the CalWORKs program, counties are give flexibility to develop their own plans, consistent with State law to implement the program and to administer many of its elements. Counties are still required to provide “general assistance” aid to certain persons who cannot obtain welfare from other programs.

Caseload under CalWORKs is projected to decrease by 12.3 percent in 2007-08 from the 2006-07 projection. The revised CalWORKs caseload projections are 461,200 cases in fiscal year 2006–07 and 457,500 cases in fiscal year 2007–08. This represents a major decline in caseload from the rapid growth of the early 1990s, when caseload peaked at 921,000 cases in fiscal year 1994–95. Since CalWORKs’ inception in January 1998, caseload has declined by over 35 percent.

The 2007 Budget Act includes total CalWORKs-related expenditures of $7.2 billion for fiscal year 2007-08, compared to $7 billion for the revised 2006-07 level. In an effort to address the State’s structural deficit, the 2007 Budget Act includes several measures that will provide substantial General Fund relief without reducing CalWORKs benefits, including suspending the fiscal year 2007-08 cost-of-living adjustment, utilizing available Proposition 98 resources in lieu of federal TANF funds to fully fund child care, and allocating a portion of TANF reserve funds on a one-time basis to offset General Fund costs in the program. These and several other measures are projected to generate over $546 million in General Fund savings in fiscal year 2007-08.

The federal Deficit Reduction Act of 2005 included legislation that reauthorized and extended the TANF program until September 30, 2010. The federal reauthorization legislation modifies countable work activities under TANF and applies new federal work participation rates to separate state programs. In addition, because reauthorization legislation effectively eliminates the State’s caseload reduction credit, the bulk of the CalWORKS caseload will be subject to the 50 percent work participation rate beginning in federal fiscal year 2007. Considerable improvement in work participation rates must be achieved to avoid federal penalties, which could cost the State and counties more than $1.5 billion from the General Fund over a five-year period beginning in fiscal year 2009-10.

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Although California’s policy to date has been to limit total CalWORKs spending to only the available federal TANF Block Grant and combined State and county maintenance of effort (“MOE”) funds, the 2007-08 Budget Act identifies MOE expenditures in excess of the required level. By identifying expenditures of $385.5 million in fiscal year 2007-08 to be counted toward the MOE in excess of the required level, the State’s caseload reduction credit will increase by an estimated 10 percent in federal fiscal year 2009.

Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State’s trial court system. The legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on counties. For fiscal years 2006-07 and 2007-08, the State’s trial court system will receive approximately $2.6 billion in each fiscal year, and $499 million in resources from the counties in each fiscal year.

Constitutional and Statutory Limitations on Taxes and Appropriations;

Constraints on the State Budget Process; Future Initiatives

Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, restricted the use of the State’s General Fund or special fund revenues, or otherwise limited the State Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Article XIIIA of the State Constitution, which resulted from the voter-approved Proposition 13 passed in 1978, which, among other things, required that any change in State taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the Legislature. Examples of provisions restricting the use of General Fund revenues are Article XIIIB of the State Constitution, which limits the amount of appropriations (not including expenditures for voter-approved debt service) of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local governments have financial responsibility for providing, Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1988, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

More recently, a new series of constitutional amendments sponsored by Governor Schwarzenegger and approved by the voters, have also affected the budget process. These include Proposition 1A (described under “Local Governments” above) and Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits. Proposition 58 and other voter initiatives affecting the budget process are described below.

Proposition 58, approved by the voters in 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover fiscal year end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would in some cases have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

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If the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the Legislature would be prohibited from: (i) acting on any other bills or (ii) adjourning in joint recess until such legislation is passed.

Proposition 58 also requires that a special reserve (the “Budget Stabilization Account”) be established in the State’s General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3 percent by fiscal year 2008-09) will be transferred by the State Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. Proposition 58 also provides that one-half of the annual transfers shall be used to retire the State’s Economic Recovery Bonds, until a total of $5 billion has been used for that purpose. The 2007 Budget Act funds the full transfer of $2.045 billion to the Budget Stabilization Account, of which $1.023 billion will be used to retire Economic Recovery Bonds. A total of $1.495 billion of the $5 billion amount has now been allocated for retirement of the Economic Recovery Bonds.

Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (ii) inter-fund borrowings.

An initiative statute, Proposition 49, called the “After School Education and Safety Program of 2002,” was approved by the voters on November 5, 2002, and requires the State to expand funding for before and after school programs in the State’s public (including charter) elementary, middle and junior high schools. This increase was first required in fiscal year 2006-07, and the 2006 Budget Act provided $550 million for these programs. The 2007-08 budget bill proposed to continue providing $550 million, allocating $547 million for grants for before- and after-school programs, and $3.0 million for administrative costs for the California State Department of Education. The additional funds are added to the Proposition 98 minimum funding guarantee for K-14 education and, in accordance with the initiative, cannot be reduced in future years unless the Proposition 98 guarantee is suspended.

On November 2, 2004, the voters approved Proposition 63, which imposes a one percent tax surcharge on taxpayers with annual taxable income of more than $1 million for purposes of funding and expanding mental health services. In addition, Proposition 63 prohibits the Legislature or the Governor from redirecting funds now used for mental health services to other purposes or from reducing General Fund support for mental health services below the levels provided in fiscal year 2003-04.

On November 7, 2006, voters approved Proposition 1A, which was placed on the ballot by the Legislature as Senate Constitutional Amendment No. 7 (“SCA 7”), to protect Proposition 42 transportation funds from any further suspensions. Provisions of the State Constitution enacted as Proposition 42 in 2002, permit the suspension of the annual transfer of motor vehicle fuel sales tax revenues from the General Fund to the Transportation Investment Fund if the Governor declares that the transfer will result in a “significant negative fiscal impact” on the General Fund and the Legislature agrees with a two-thirds vote of each house. SCA 7 modified the constitutional provisions of Proposition

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42 in a manner similar to Proposition 1A of 2004, so that if such a suspension occurs, the amount owed to the General Fund must be repaid to the Transportation Investment Fund within three years, and only two such suspensions can be made within any ten-year period. In 2003-04, the scheduled Proposition 42 transfer of $868 million was suspended, and in 2004-05 the full transfer of $1.258 billion was suspended. The Proposition 42 transfer was fully funded in 2005-06 at $1.359 billion. The 2006 Budget Act fully funded the Proposition 42 transfer at $1.428 billion for 2006-07, and also included $1.415 ($1.215 billion from the General Fund) for advance repayment of a portion of the 2003-04 and 2004-05 suspensions. The 2007 Budget Act fully funds the Proposition 42 transfer at $1.481 billion and the required repayment for remaining Proposition 42 debts at $83 million for 2007-08.

A proposed initiative measure has qualified for the February 5, 2008 Statewide election, which would, among other things, modify Proposition 98 to create a separate funding guarantee for community colleges, different from the funding guarantee for K-12 schools.

The Fund cannot predict the impact of legislation on the bonds in the Fund’s portfolios. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State’s ability to fund such programs by raising taxes.

Pending Litigation

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. Information regarding some of the more significant litigation pending against the State would ordinarily be included in various public documents issued thereby, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be obtained by contacting the State Treasurer’s Office at 800-900-3873 or at www.treasurer.ca.gov. Information on the website is not incorporated herein by reference.

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APPENDIX C

ECONOMIC AND OTHER CONDITIONS IN NEW YORK

The following information is a brief summary of factors affecting the economy of New York City (“New York City” or the “City”) or New York State (the “State” or “New York”) and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon the most recent publicly available offering statements relating to debt offerings of state and local issuers and other financial and demographic information, and it does not reflect recent developments since the dates of such offering statements and other information. The Fund has not independently verified this information.

The State, some of its agencies, instrumentalities and public authorities and certain of its municipalities have sometimes faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of the New York municipal bonds in which the Fund invests.

New York City

General. The City, with a population of approximately 8,000,000, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City’s total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 2007 fiscal years, the City’s General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles (“GAAP”), after discretionary and other transfers. City fiscal years end on June 30 and are referred to by the calendar year in which they end. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without proposed tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

As required by the law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City’s capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s current financial plan projects budget balance in the 2008 fiscal year and budget gaps for each of the 2009 through 2011 fiscal years. A pattern of current year balance and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved an excess of revenues over expenditures, before discretionary transfers, for each fiscal year. The City is required to submit its financial plans to the New York State Financial Control Board (the “Control Board”).

The Mayor is responsible for preparing the City’s financial plan which relates to the City and certain entities that receive funds from the City, including the financial plan for the 2008 through 2011 fiscal years submitted to the Control Board on June 20, 2007 (the “June Financial Plan”) and Modification No. 08-1 to the June Financial Plan (as so modified the “2008-2011 Financial Plan” or “Financial Plan”). The City’s projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or State policies affecting the City and the cost of future labor settlements.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. (See “Certain Reports” herein).

City’s Financing Program. Implementation of the Financial Plan is dependent upon the City’s ability to market its securities successfully. Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance Authority (the “Water Authority”) and the New York City Transitional Finance Authority (“TFA”). In addition, the City may issue revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

2008-2011 Financial Plan. For the 2007 fiscal year, the City’s General Fund had an operating surplus of $4.67 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2007 fiscal year is the twenty-seventh consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

The City’s expense and capital budgets for the 2008 fiscal year were adopted on June 15, 2007. The June Financial Plan, which was consistent with the City’s expense and capital budgets as adopted for the 2008 fiscal year, projected revenues and expenditures for the 2008 fiscal year balanced in accordance with GAAP, and projected gaps of $1.6 billion, $3.4 billion and $4.4 billion in fiscal years 2009 through 2011, respectively.

On October 26, 2007, the City submitted to the Control Board the Financial Plan which is a modification to the June Financial Plan and projects revenues and expenses for the 2008 fiscal year balanced in accordance with GAAP, and projects gaps of $2.7 billion, $4.8 billion and $6.5 billion in fiscal years 2009 through 2011, respectively.

The Financial Plan reflects decreases in projected net revenues since the June Financial Plan totaling $138 million, $577 million, $638 million and $852 million in fiscal years 2008 through 2011, respectively. The decreases reflect the projected impact of recent developments in the financial markets that are adversely affecting securities industry profitability and the number and value of real estate transactions that are consummated, resulting in reductions in real property transfer and personal and business income tax revenues. They also reflect a reduction in long-term economic growth forecasts for the United States and the City. Changes in projected tax revenues include (i) decreases in real property related transaction tax revenues of $256 million, $181 million, $226 million and $306 million in fiscal years 2008 through 2011, respectively; (ii) decreases in personal income tax revenues of $22 million, $272 million, $281 million and $426 million in fiscal years 2008 through 2011, respectively; (iii) decreases in business income tax revenues of $75 million, $142 million, $105 million and $90 million in fiscal years 2008 through 2011, respectively; (iv) increases in sales tax revenues of $92 million in fiscal year 2008 and decreases in sales tax revenues of $6 million, $52 million and $58 million in fiscal years 2009 through 2011, respectively; (v) increases of $100 million in tax audit revenues in fiscal year 2008; and (vi) increases in hotel and all other non-property tax revenues of $22 million, $25 million, $25 million and $27 million in fiscal years 2008 through 2011, respectively.

The Financial Plan also reflects, since the June Financial Plan, increases in projected net expenditures totaling $158 million, $307 million, $786 million and $1.2 billion in fiscal years 2008 through 2011, respectively. Changes in projected expenditures include: (i) increases in labor costs totaling $90 million, $436 million, $1.1 billion and $1.6 billion in fiscal years 2008 through 2011, respectively, reflecting settlements of labor negotiations and the provision for similar increases for collective bargaining units not yet settled; (ii) increases in agency spending of $64 million, $28 million, $29 million and $30 million in fiscal years 2008 through 2011, respectively; (iii) an increase in debt service costs of $4 million in fiscal year 2008 and decreases in debt service costs of $32 million, $75 million and $50 million in fiscal years 2009 through 2011, respectively; and (iv) decreases in pension contributions of $125 million, $240 million and $350 million in fiscal years 2009 through 2011, respectively, as a result of higher-than-assumed rates of return on the investment of pension assets.

The Financial Plan also reflects the enactment of some of the tax programs previously reflected in the tax reduction program in the June Financial Plan, reducing tax revenues by $222 million, $268 million, $292 million and $333 million in fiscal years 2008 through 2011, respectively. The enacted programs include (i) a childcare tax credit with an estimated cost of $42 million, $43 million, $44 million and $45 million in fiscal years 2008 through 2011, respectively, (ii) personal and small business income tax credits and reductions with an estimated cost of $70 million, $108 million, $109 million and $166 million in fiscal years 2008 through 2011, respectively; and (iii) the City sales tax exemption for clothing and footwear purchases with an estimated cost of $110 million, $117 million, $119 million and $122 million in fiscal years 2008 through 2011, respectively.

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On July 1, 2008, the local sales tax, which is currently imposed by the State at the rate of 4%, will expire and, absent legislative action, a 3% local sales tax imposed by the City would be in effect. The Financial Plan assumes that the City will receive the legislative authorization to continue the local sales tax at the rate of 4%. If the City did not receive such authorization, sales tax revenues would be reduced by approximately $1.19 billion, $1.25 billion and $1.31 billion in fiscal years 2009 through 2011, respectively.

The Financial Plan also does not reflect additional expense budget costs that would be incurred, unless there is a change in applicable law, as a result of Statement No. 49 of the Governmental Accounting Standards Board (“GASB 49”), which becomes effective on July 1, 2008 relating to the accounting treatment of pollution remediation costs. Currently, many of these costs are included in the City’s capital budget and financed through the issuance of bonds. Preliminary estimates indicate that such additional expense budget costs could be approximately $500 million annually.

On October 30, 2007, the Director of Management and Budget of the City directed City agencies to submit spending reduction programs of 2.5% for fiscal year 2008 and 5% for fiscal year 2009 in controllable City-funded spending, in order to provide overall City budget relief of $500 million in fiscal year 2008 and $1 billion in fiscal year 2009.

For information on reports issued by the City Comptroller and others reviewing and commenting on the Financial Plan and the June Financial Plan and identifying various risks, see “Certain Reports” herein.

Assumptions. The Financial Plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2008 through 2011 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the New York City Health and Housing Corporation (“HHC”) and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions are reviewed in reports issued by the City Comptroller and other public officials. See “Certain Reports” herein.

The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City’s control, will be realized.

Personal Service Costs and Other Post-Employment Benefits. The Financial Plan projects that the authorized number of City-funded full-time and full-time equivalent employees whose salaries are paid directly from City funds, as opposed to federal or State funds or water and sewer funds, will increase from an estimated level of 270,424 on June 30, 2008 to an estimated level of 270,578 by June 30, 2011.

Other Fringe Benefits includes $1.5 billion, $1.6 billion, $1.7 billion and $1.9 billion in fiscal years 2008 through 2011, respectively, for OPEB expenditures for current retirees, which costs are currently paid by the City on a pay-as-you-go basis. For its fiscal year 2007, the City reported an OPEB liability of $57.8 billion in its government-wide financial statements, based upon an actuarial valuation and in accordance with Statement No. 45 of the Governmental Accounting Standards Board (“GASB 45”). There is no requirement to fund such liability.

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Intergovernmental Aid. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction or a delay in the receipt of federal grants which could have adverse effects on the City’s cash flow or revenues.

Certain Reports. From time to time, the Control Board staff, the Office of the State Deputy Comptroller (“OSDC”), the City Comptroller, the Independent Budget Office (“IBO”) and others issue reports and make public statements regarding the City’s financial condition, commenting on, among other matters, the City’s financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City’s future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

On December 3, 2007, the City Comptroller released a report on the state of the City’s economy and finances, which included a review of the Financial Plan. The report notes that the City’s revenue projections are now lower than at the time of the June Financial Plan and that, coupled with significant increases in labor costs, the Financial Plan foresees budget gaps beginning in fiscal year 2009 that grow to $6.46 billion by fiscal year 2011.

In his report, the City Comptroller identified net resources and risks for fiscal years 2008 through 2011 which, when added to the projected results in the Financial Plan, would result in a surplus of $150 million in fiscal year 2008 and gaps of $2.66 billion, $5.01 billion and $6.42 billion in fiscal years 2009, 2010 and 2011, respectively. The difference from the Financial Plan projections results primarily from the City Comptroller’s tax revenue projections, which exceed those in the Financial Plan by $255 million, $170 million and $35 million in fiscal years 2008, 2009 and 2011, respectively, but are $135 million less in fiscal year 2010. The report identified net expenditure risks which offset the higher revenue projections by $105 million, $102 million and $52 million in fiscal years 2008 through 2010, respectively, and an offset to expenditures of $5 million in fiscal year 2011 resulting from: (i) increased overtime expenditures of $100 million in each of fiscal years 2008 through 2011; and (ii) the shortfall in assumed federal education aid of $50 million in fiscal year 2008 and $100 million in each of fiscal years 2009 through 2011 offset by projected savings in judgment and claims expense of $35 million, $88 million, $138 million and $195 million in fiscal years 2008 through 2011, respectively, and projected savings in baseline public assistance grants of $10 million in each year of the Financial Plan.

On December 6, 2007, the staff of OSDC issued a report on the Financial Plan. The report identified net risks to the Financial Plan of approximately $154 million, $371 million, $481 million and $764 million in fiscal years 2008 through 2011, respectively, which, when added to the results projected in the Financial Plan, would produce gaps of $154 million, $3.1 billion, $5.3 billion and 7.2 billion in fiscal years 2008 through 2011, respectively.

The risks to the Financial Plan identified in the report include: (i) the failure of the State to restore revenue sharing payments of $327 million in each of fiscal years 2008 through 2011; (ii) increased spending for uniformed agency overtime of $90 million in fiscal year 2008 and $120 million in each of fiscal years 2009 through 2011; (iii) increased public assistance costs for the shelter allowance for residents of public housing of $5 million, $13 million, $17 million and $18 million in fiscal years 2008 through 2011, respectively; (iv) reduced tax revenue of $150 million in fiscal year 2009 and $200 million in each of fiscal years 2010 and 2011; (v) increased expenses related to Federal work force participation rate requirements of $100 million in each of fiscal years 2010 and 2011; and (vi) increased expenditures to subsidize the Metropolitan Transportation Authority in fiscal year 2011 of $300 million. The report noted that such risks could be partially offset by possible additional resources, including: (i) increased tax revenue collections of $200 million in fiscal year 2008; (ii) the availability of $50 million, $220 million, $260 million and $275 million in fiscal years 2008 through 2011, respectively, if the proposed PlaNYC 2030 Financing Authority is not created by the State; and (iii) savings of $18 million, $19 million, $23 million and $26 million in fiscal years 2008 through 2011, respectively, if modest tax cuts are not enacted by the State.

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The report also noted that certain City-related public entities which face significant financial challenges could draw on City resources. Other significant issues identified by OSDC in the report include (i) the possibility of higher collective bargaining costs for uniformed employees; (ii) the growing cost of certain post-employment benefits for City employees; (iii) the effects of required accounting changes on the City’s ability to finance certain pollution remediation costs as a result of GASB 49; and (iv) the City’s rising debt burden, which is projected to increase annually and consume 13.7 percent of City fund revenues in fiscal year 2011. The OSDC report did not quantify the potential financial impact on the City from these issues.

On December 6, 2007, the staff of the Control Board issued a report on the Financial Plan. The report notes that the Financial Plan recognizes that the City is in the midst of a transition from the robust economic expansion of the past four years to a leaner period of slower growth over the next four years. The report quantified possible additional resources, partially offset by certain risks, to the Financial Plan. The report identified possible net additional resources of $376 million, $60 million, $53 million and $60 million in fiscal years 2008 through 2011, respectively. When combined with the results projected in the Financial Plan, these net additional resources would result in an estimated surplus of $376 million in fiscal year 2008 and estimated gaps of $2.7 billion in fiscal year 2009, $4.8 billion in fiscal year 2010 and $6.4 billion in fiscal year 2011. The possible additional resources identified in the report result from: (i) increased tax revenues of $300 million in fiscal year 2008; and (ii) increased miscellaneous revenues of $125 million in fiscal year 2008 and $150 million in each of fiscal years 2009 through 2011. The risks identified in the report are increased uniformed services overtime expenses of $49 million, $90 million, $97 million and $90 million in fiscal years 2008 through 2011, respectively.

Seasonal Financing Requirements. The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. To finance its projected cash flow needs, the City issued $1.5 billion of short-term obligations in fiscal years 2002, 2003 and 2004. No short-term obligations were required to be issued in each of fiscal years 2005, 2006 and 2007. The City regularly reviews its cash position and the need for short-term borrowing. The Financial Plan does not include the issuance of short term obligations in fiscal year 2008. The Financial Plan reflects the issuance of short term obligations in the amount of $2.4 billion in each of fiscal years 2009 through 2011.

Outstanding Indebtedness. As of September 30, 2007, the City had approximately $36.554 billion of outstanding net long term debt.

Water, Sewer and Waste. The City’s financing program includes the issuance of water and sewer revenue bonds by the Water Authority which is authorized to issue bonds to finance capital investment in the City’s water and sewer system. Pursuant to State law, debt service on this indebtedness is secured by water and sewer fees paid by users of the water and sewer system. Such fees are revenues of the Water Board, which holds a lease interest in the City’s water and sewer system. After providing for debt service on obligations of the Water Authority and certain incidental costs, the revenues of the Water Board are paid to the City to cover the City’s costs of operating the water and sewer system and as rental for the system. The City’s Ten-Year Capital Strategy applicable to the City’s water and sewer system covering fiscal years 2008 through 2017, projects City-funded water and sewer investment (which is expected to be financed with proceeds of Water Authority debt) at approximately $19.3 billion. The City’s Capital Commitment Plan for fiscal years 2008 through 2011 reflects total anticipated City-funded water and sewer commitments of $10.9 billion which are expected to be financed with the proceeds of Water Authority debt.

TFA. The TFA is authorized to issue $13.5 billion of obligations for general City capital purposes, all of which have been issued. Such obligations are secured by the City’s personal income tax revenues and, to the extent such revenues do not satisfy specified debt ratios, sales tax revenues. The City is seeking legislation to increase the statutory cap on the TFA’s indebtedness for general City capital purposes. In addition, the TFA is authorized to have outstanding $9.4 billion of Building Aid Revenue Bonds to pay for a portion of the City’s five-year educational facilities capital plan. Building Aid Revenue Bonds are secured by State building aid, which the Mayor has assigned to the TFA. To date, the TFA has issued $1.3 billion of Building Aid Revenue Bonds and expects to issue $1.394 billion, $1.394 billion and $698 million of such bonds in fiscal years 2008 through 2010, respectively.

Litigation. The City is a defendant is a significant number of lawsuits. While the ultimate outcome and fiscal impact, if any, on the City of the proceedings and claims described below are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City’s ability to carry out the Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2007 amounted to approximately $5.4 billion.

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New York State

The New York Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. In 2003, Federal and state governments began reporting employment and wage statistics in accordance with the North American Industry Classification System (“NAICS”) industrial classification system.

Under NAICS, the services industries include professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation. Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment. As defined under NAICS, the trade, transportation, and utilities supersector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by wage share. This sector accounts for slightly less employment and wages for the State than for the nation. New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2 percent of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. The financial activities sector share of total wages is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

Economic and Demographic Trends. In calendar years 1990 through 1998, the State’s rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-1991 recession and post-recession period, the economies of the State and much of the rest of the Northeast were more heavily damaged than the nation as a whole and were slower to recover. However, the situation subsequently improved. In 1999, for the first time in 13 years, State employment growth surpassed that of the nation, and in 2000 the rates were essentially the same. In 2001, the September 11th attack resulted in a downturn in New York that was more severe than for the nation as a whole. Although the State unemployment rate was higher than the national rate from 1991 to 2000, the gap between them has since closed.

Total State nonagricultural employment has declined as a share of national nonagricultural employment. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is an employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

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Recent Events: The State ended its 2006-2007 fiscal year on March 31, 2007 in balance on a cash basis, with a reported closing balance in the General Fund of $3.0 billion. The Governor’s Executive Budget for the 2007-2008 fiscal year projected ending the 2007-2008 fiscal year in balance on a cash basis, with a closing balance in the General Fund of $3.0 billion, and projected gaps of $2.3 billion in fiscal year 2008-2009, $4.5 billion in fiscal year 2009-2010, and $6.3 billion in fiscal year 2010-2011, assuming that all of the Governor’s Executive Budget savings proposals were implemented. The State Legislature completed action on the budget for the 2007-2008 fiscal year on April 1, 2007 (the “Enacted Budget”).

The State released its Annual Information Statement on May 8, 2007 (the “Annual Information Statement”), which reflected the State Legislature’s modifications to the Governor’s Executive Budget for the 2007-2008 fiscal year, and revisions to spending estimates in the Enacted Budget through April 19, 2007, the date of the State financial plan. In the Annual Information Statement, the State Division of the Budget (“DOB”) noted that the Enacted Budget, similar to the Governor’s Executive Budget, also projected ending the 2007-2008 fiscal year in balance on a cash basis, but that the Enacted Budget projected a closing balance in the General Fund of $3.0 billion and projected gaps of approximately $3.1 billion in fiscal year 2008-2009, $4.8 billion in fiscal year 2009-2010 and $6.6 billion in fiscal year 2010-2011.

The State updates the Annual Information Statement quarterly, and released updates to the Annual Information Statement dated August 3, 2007 (the “August AIS Update”) and November 15, 2007 (the “November AIS Update”). The November AIS Update contains information regarding changes to the Enacted Budget, revisions to the State financial plan projections for fiscal years 2007-2008 through 2010-2011, operating results for the first half of fiscal year 2007-2008, an updated economic forecast for the nation and State, GAAP basis projections for fiscal year 2007-2008, a summary on debt and capital management, a discussion of special considerations related to the State financial plan for fiscal year 2007-2008, a summary of GAAP-basis results for the 2006-2007 fiscal year, State retirement system information, updated information on the activities of certain public authorities and localities and the status of certain litigation with the potential to adversely affect the State’s finances. The November AIS Update also contains extracts from the Mid-Year Update to the 2007-2008 Financial Plan (the “Mid-Year Financial Plan Update”) which the State issued on October 30, 2007. The Updated Financial Plan projects ending fiscal year 2007-2008 in balance on a cash basis, with a closing balance in the General Fund of $2.8 billion, and projected gaps of $4.3 billion in fiscal year 2008-2009, $6.2 billion in fiscal year 2009-2010 and $7.9 billion in fiscal year 2010-2011.

The Annual Information Statement, the November AIS Update and the Mid-Year Financial Plan Update identify a number of risks inherent in the implementation of the Enacted Budget and the State financial plan. Such risks include court actions affecting the receipts and disbursements included in the Enacted Budget; costs that could materialize as a result of adverse rulings in pending litigation; federal disallowances or other federal actions that could produce adverse effects on the State’s projections of receipts and disbursements; costs that may materialize in connection with the State’s negotiation of future collective bargaining agreements with the State’s employee unions and salary increases to the judiciary and other elected officials; potential lower lottery revenue estimates and risks relating to the national and local economies that can increase the demand for means-tested programs like Medicaid and welfare; including large increases in energy prices, national security concerns and financial sector performances. (See “Special Considerations” herein).

Special Considerations. In any year, the State financial plan is subject to risks that, if they were to materialize, would affect operating results. Many complex political, social, and economic forces influence the State’s economy and finances. Such forces may affect the State financial plan unpredictably from fiscal year to fiscal year. For example, the State financial plan is necessarily based on forecasts of national and State economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies. The State financial plan also relies on estimates and assumptions concerning Federal aid, law changes, and audit activity.

The November AIS Update identified the following as the most significant risks to the State financial plan:

The most significant short-term risks include the potential cost of collective bargaining agreements for State employees (each 1 percent increase is valued at $93 million in the General Fund and $135 million in All Funds, which includes both state and Federal Funds) and salary increases for the Judiciary (and possibly other elected officials) in 2007-2008 and beyond; potential Federal disallowances arising from audits related to Medicaid claims

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under the School Supportive Health Services program; proposed Federal rule changes concerning Medicaid payments; and underperformance of the national and state economies that can affect state revenues and increase the demand for means-tested programs such as Medicaid and welfare.

Although the profile of risks has not changed materially since the August AIS Update, there have been some changes in risks associated with Video Lottery Terminal (“VLT”) revenues discussed below. In addition, the Mid-Year Financial Plan Update estimates now incorporate a prior risk by assuming that Belmont will open in 2010-2011 and has removed revenues from new facilities that have not yet been authorized by the Legislature.

The State’s four-year financial plan includes VLT revenue estimates from currently operating gaming facilities. The Mid-Year Financial Plan Update counts on VLT revenues from existing facilities of $475 million in 2007-2008 and $514 million in 2008-2009. Revenues are projected to increase to $644 million in 2009-2010 and $850 million in 2010-2011, reflecting the expected opening of the Aqueduct facility in 2009-2010 and the Belmont facility in 2010-2011. VLT revenues support K-12 education spending and any shortfall is expected to be covered by the General Fund.

In addition, the most significant risks to the revised revenue forecast are as follows:

•

A significant downside risk remains with respect to the performance of financial sector firms. Continued poor performance in fourth quarter results for Wall Street companies could reduce bonus payouts more than expected.

•

The housing market could become a more significant drag on the economy, especially if the foreclosure rate on subprime mortgages is higher than expected. This could erode consumer confidence leading to reduced consumption on taxable goods.

•

A reduction in the number of large commercial real estate transactions in New York City presents the risk of a loss in real estate related tax receipts that have fueled a significant portion of the large growth in receipts over the past three fiscal years.

•

A large portion of the growth in the estimated revenue base is dependent on loophole closing actions put in place with the 2007-2008 Budget. There are preliminary indications that these changes are not producing the receipts anticipated at the time of the Enacted Budget.

•	The cigarette tax collections could be significantly impacted by changes in the Federal cigarette tax associated with State Children’s Health Insurance Program funding.

•	Both the cigarette and motor fuel taxes are impacted by Native American enforcement efforts. The 2007-2008 estimates have been reduced to reflect enforcement delays.

Budget Process Reform: Chapter 1 of the Laws of 2007, enacted in January 2007, reinstituted and expanded the “quick start” budget process to require each house of the Legislature, the State Comptroller, and the Executive to separately prepare detailed reports containing multi-year cash projections of receipts and disbursements by November 5 of each year. The reports must include, at a minimum, detailed projections of State receipts (for major tax categories, lottery receipts, and miscellaneous receipts) and disbursements for major program areas (for Medicaid, public assistance, and school aid) for the current year and ensuing fiscal years, as well as a description of the underlying factors and data assumptions. The Executive, Legislature and State Comptroller are then required to meet publicly shortly thereafter to discuss their reports. By November 15, the Executive and the Legislature must issue a joint report on the actual, estimated and projected State receipts and disbursements for all funds of the State of the prior, current and ensuing fiscal years.

From November 7 through November 12, meetings were held among the parties to review the reports and identify and evaluate differences. This effort was followed by a public meeting on the reports that took place on November 13, and a joint report was released to the public on November 15 and is available on the DOB website at www.budget.state.ny.us. The joint report reflects a consensus of the anticipated slowdown in national economic growth as well as the considerable economic uncertainties surrounding credit conditions, the housing market,

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employment growth, Federal monetary policy and oil prices. Estimates by the various parties of total receipts and spending for major program areas resulted in a narrow range around Executive estimates and are explained in greater detail in the joint report available on the DOB website. The current DOB estimated budget gap of $4.3 billion in 2008-2009 is in the middle of a narrow range of budget gap estimates made public during the “quick start” process by the Senate Minority ($4.0 billion) and the Assembly Minority ($4.8 billion).

Davis v. Kentucky: On May 21, 2007, the United States Supreme Court agreed to review the decision of the Court of Appeals of Kentucky in Davis v. Kentucky Dep’t of Revenue of the Finance and Admin. Cabinet, 97 S.W.3d 557 (2007), which held that the disparate state tax treatment of interest income on obligations issued by the State of Kentucky or its political subdivisions and obligations issued by other states or their political subdivisions violated the Commerce Clause of the United States Constitution. Currently, the vast majority of states employ a tax system that provides a preferential treatment that exempts the interest income earned on in-state municipal bonds from state taxation while subjecting the interest income earned on extraterritorially–issued bonds to state taxation.

If the Kentucky decision is affirmed by the United States Supreme Court, a state, including New York, could be required to eliminate any disparity between the tax treatment of obligations issued by such state and its political subdivisions or instrumentalities and the tax treatment of obligations issued by other states and their respective political subdivisions or instrumentalities. The Supreme Court decision could result in an estimated potential impact of up to $200 million in claims for tax refunds arising out of income tax payments made in prior years. The preliminary estimate of the financial impact on the State of discontinuing the practice of subjecting extraterritorially-issued municipal bonds to State income taxation is approximately $70 million of lost tax revenues annually.

On November 5, 2007, the Supreme Court heard oral arguments in the Davis case.

GASB 45: The net positive asset condition is before the State reflects the impact of GASB 45. GASB 45 requires state and local governments to reflect the value of post-employment benefits, predominantly health care, for current employees and retirees beginning with the financial statements for the 2007-2008 fiscal year.

New York used an independent actuarial consulting firm to calculate retiree health care liabilities. Assuming there is no pre-funding of this liability, the analysis indicates that the present value of the actuarial accrued total liability for benefits as of April 1, 2006 would be roughly $49.7 billion, using the level percentage of projected payroll approach under the Frozen Entry Age actuarial cost method. This is the actuarial methodology recommended to be used to implement GASB 45. The actuarial accrued liability was calculated using a 4.2 percent annual discount rate.

New York’s total unfunded liability will be disclosed in the 2007-2008 basic financial statements. While the total liability is substantial, Governmental Accounting Standards Board (“GASB”) rules indicate it may be amortized over a 30-year period; therefore, only the annual amortized liability above the current pay-as-you-go costs would be recognized in the financial statements. Assuming no pre-funding, the 2007-2008 liability would total roughly $3.8 billion under the Frozen Entry Age actuarial cost method amortized based on a level percent of salary, or roughly $2.9 billion above the current pay-as-you-go retiree costs. This difference between the State’s pay-as-you-go costs and the actuarially determined required annual contribution under GASB 45 would reduce the State’s currently positive net asset condition of roughly $49 billion at the end of 2006-2007.

GASB does not require the additional costs to be funded on the State’s budgetary basis, and no funding is assumed for this purpose in the State financial plan. On a budgetary (cash) basis, the State continues to finance these costs, along with all other employee health care expenses, on a pay-as-you-go basis.

As noted, the Mid-Year Financial Plan Update does not assume pre-funding of the GASB 45 liability. If such liability were pre-funded at this time, the additional cost above the pay-as-you-go amounts would be lowered. The State’s Health Insurance Council, which consists of the Governor’s Office of Employee Relations, Civil Service, and DOB will continue to review this matter, seek input from the State Comptroller, the legislative fiscal committees and other outside parties.

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Cash-Basis Results for Prior Fiscal Years.

2006-2007 Fiscal Year (unaudited): DOB reported a 2006-2007 General Fund surplus of $1.5 billion. Results for 2006-2007 were $1.5 billion higher than the balanced Enacted Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion. Disbursements, including transfers to other funds, totaled $51.6 billion.

The General Fund ended the 2006-2007 fiscal year with a balance of $3.0 billion, which included dedicated balances of $1.0 billion in the Tax Stabilization Reserve Fund (“TSRF”) that can only be used for unforeseen mid-year shortfalls (after an $87 million deposit at the close of 2006-2007), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($278 million). The closing balance also included $1.7 billion in general reserves.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in 2006-2007, an increase of $4.2 billion from 2005-2006 results. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $390 million.

General Fund spending, including transfers to other funds, totaled $51.6 billion in 2006-2007, an increase of $5.1 billion from 2005-2006. The main sources of annual growth were school aid, Medicaid, and higher education programs.

2005-2006 Fiscal Year: DOB reported a 2005-2006 General Fund surplus of $2.0 billion. Results for 2005-2006 were $2.0 billion higher than the Enacted Budget as a result of revenue revisions over initial projections ($1.2 billion), changes to reserve fund balances ($895 million) and other timing-related transactions which had no impact on operations ($251 million), partly offset by higher than initially projected spending ($288 million). Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion.

The General Fund ended the 2005-2006 fiscal year with a balance of $3.3 billion, which included dedicated balances of $944 million in the TSRF (after a $72 million deposit at the close of 2005-2006), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($251 million). The closing balance also included $2.0 billion in general reserves.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $47.2 billion in 2005-2006, an increase of $3.3 billion from 2004-2005 results. Tax receipts increased by $3.8 billion and transfers increased by $743 million, while miscellaneous receipts decreased by $197 million. The decline in miscellaneous receipts was primarily attributable to the loss of various one-time receipts including the securitization of tobacco proceeds.

General Fund spending, including transfers to other funds, totaled $46.5 billion in 2005-2006, an increase of $2.9 billion from 2004-2005. The main sources of annual growth were Medicaid, school aid, and fringe benefits.

2004-2005 Fiscal Year. DOB reported a 2004-2005 General Fund surplus of $1.2 billion. Results for 2004-2005 were $1.2 billion higher than the Enacted Budget as a result of revenue revisions over initial projections ($1.1 billion), changes to reserve fund balances ($91 million) and other timing-related transactions which had no impact on operations ($579 million), partly offset by higher than initially projected spending ($580 million). Total receipts, including transfers from other funds, were $43.9 billion. Disbursements, including transfers to other funds, totaled $43.6 billion.

The General Fund ended the 2004-2005 fiscal year with a balance of $2.5 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-2005), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($325 million). The closing fund balance also included $1.3 billion on deposit in the refund reserve account at the end of the 2004-2005 fiscal year, including $601 million in general reserves.

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General Fund receipts, including transfers from other funds, totaled $43.9 billion in 2004-2005, an increase of $939 million from 2003-2004 results. Tax receipts, including the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-2004.

General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-2005, an increase of $1.6 billion from 2003-2004. Medicaid, school aid, fringe benefits, and debt service were the main sources of annual growth.

State Retirement Systems. The New York State and Local Retirement Systems (the “Systems”) provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees’ Retirement System and the New York State and Local Police and Fire Retirement System. The Comptroller is the administrative head of the Systems. State employees made up about 33 percent of the membership during the 2005-2006 fiscal year. There were 3,000 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State.

As of March 31, 2006, 653,291 persons were members and 342,245 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.

Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the State Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. The Office of State Comptroller (“OSC”) reports that the net assets available for benefits as of March 31, 2006 were $142.6 billion (including $2.8 billion in receivables), an increase of $14.6 billion or 11.4 percent from the 2004-05 level of $128.0 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $146.5 billion on April 1, 2005 to $153.7 billion (including $58.8 billion for current retirees and beneficiaries) on April 1, 2006. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2006 in that amortized cost was used instead of market value for bonds and mortgages and the non-fixed investments utilized a smoothing method which recognized 20 percent of unexpected gain for the 2006 fiscal year and 40 percent of the unexpected gain for the 2005 fiscal year. Actuarial assets increased from $123.8 billion on April 1, 2005 to $132.1 billion on April 1, 2006.

Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation (the “LGAC”), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State’s annual seasonal borrowing. The legislation also dedicated revenues equal to the first 1 percent of the State sales and use tax to pay debt service on these bonds. As of June 1995, LGAC had issued State-supported bonds and notes to provide net proceeds of $4.7 billion, completing the program. The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

The legislation also eliminated annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation notes (“TRANs”) seasonal borrowing in the fifth year). This provision limiting the State’s seasonal borrowing practices was included as a covenant with LGAC’s bondholders in the General Bond Resolution and General Subordinate Lien Bond Resolution authorizing such bonds. No restrictions were placed upon the State’s ability to issue deficit notes.

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The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

Legislation enacted in 2003 currently requires LGAC to certify, in addition to its own cash needs, $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any possible bonds issued by The City of New York or its assignee, that act or omission would not constitute an Event of Default with respect to LGAC bonds. The 2007-2008 Enacted Budget includes a local assistance appropriation of $170 million from the Local Government Assistance Tax Fund to the City.

State Personal Income Tax Revenue Bond Financing. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by the Urban Development Corporation (“UDC”), Housing Finance Agency (“HFA”), the New York State Thruway Authority (“Thruway Authority”), Dormitory Authority of the State of New York (“DASNY”), and the New York State Environmental Facilities Corporation (“EFC”) (collectively, the “Authorized Issuers”).

The legislation provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. Legislation enacted in 2007 increased the amount of PIT receipts to be deposited into the RBTF by removing an exclusion for PIT amounts deposited to the STAR Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of (i) 25 percent of annual PIT receipts or (ii) $6 billion.

The first State PIT Revenue Bonds were issued on May 9, 2002, and since that time, all of the Authorized Issuers have issued State PIT Revenue Bonds. To date, State PIT Revenue Bonds have been issued to support programs related to five general purposes: Education, Economic Development and Housing, Environment, State Facilities and Equipment and Transportation. The Enacted Capital Plan anticipates that State PIT Revenue Bonds will be issued for a sixth general purpose – Health Care, to support the Health Care Efficiency and Affordability Law for New Yorkers (“Heal NY”) Capital Grant Program. State PIT Revenue Bonds are expected to continue to be the primary financing vehicle for a broad range of existing or new State-supported debt programs authorized to be secured by service contract or lease-purchase payments. The following table shows the amount of State PIT Revenue Bonds outstanding by general purpose. As of March 31, 2007, approximately $8.4 billion of State PIT Revenue Bonds were outstanding. Those outstanding State PIT Revenue Bonds are also included in the respective capital programs in the Outstanding State-related debt table shown below. The 2007-2008 Enacted Budget projects that $4.9 billion of State PIT Revenue Bonds will be issued in 2007-2008.

Financing Activities. For purposes of analyzing the financial condition of the State, debt may be classified as State-supported debt or the broader measure of State-related debt. “State-related debt” consists of State-supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

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Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e. borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (“Debt Reform Act”) imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. The State Constitution provides that general obligation bonds must issued on and after April 1, 2000. The State Constitution provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. However, general obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. Regardless, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing TRANs, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes (“BANs”). TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State’s ability to issue TRANs has been limited due to the enactment of the fiscal reform program which created LGAC. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing. The State does not anticipate issuing BANs during the 2007-2008 fiscal year.

The Debt Reform Act requires that the limitations on the amount of state-supported debt and debt service costs be calculated by October 31 of each year and reported in the Mid-Year Financial Plan Update. If the actual new state-supported debt outstanding and debt service costs are below the caps at this time, state-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the state would be precluded from issuing new state-supported debt until the next annual cap calculation is made and debt is found to be within the applicable limitations.

For the 2006-2007 fiscal year, the cumulative debt outstanding and debt service caps are 2.98 percent each. In the Mid-Year Financial Plan Update, DOB reported that the actual level of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March 31, 2007 the state has issued new debt resulting in $17.8 billion of debt outstanding applicable to the debt reform cap. This is $7.5 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $1.4 billion in 2006-2007 – or roughly $1.9 billion below the statutory debt service limitation.

Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act throughout the current capital plan period. However, the amount of “room” permitted under the cap is projected to decline beginning after 2009-2010.

Public Authorities — General. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt As of December 31, 2005, the 19 public authorities had outstanding debt of $100 million or more and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $129 billion, only a portion of which constitutes State-supported or State-related debt.

The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

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Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

Litigation. Adverse developments in the certain proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2007-2008 financial plan. The State believes that the 2007-2008 State financial plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2007-2008 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2007-2008 State financial plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2007-2008 State financial plan.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and 2006, the State Legislature authorized 11 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2007-2008 fiscal year or thereafter.

Grants to Local Governments. Grants to Local Governments includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance comprises 71 percent of All Funds spending.

For 2007-2008, All Funds local assistance spending is projected to total $85.7 billion, an increase of $4.9 billion (6.1 percent) over 2006-2007 results.

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SELECT SHARES

PRIVATE CLIENT SHARES

PREMIER SHARES

PREMIER CHOICE SHARES

Statement of Additional Information

February [    ], 2008

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated February [    ], 2008 for the Select Shares, Premier Shares, Premier Choice Shares and Private Client Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing BlackRock Liquidity Funds, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

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GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively, the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of the California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. In addition to the Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares described in this Statement of Additional Information, the Funds also offer additional classes of shares that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.” On February 21, 2008, the Funds changed the names of certain share classes as follows: “Bear Stearns Shares” were renamed “Select Shares”; “Bear Stearns Private Client Shares” were renamed “Private Client Shares”; “Bear Stearns Premier Shares” were renamed “Premier Shares”; and “Bear Stearns Premier Choice Shares” were renamed “Premier Choice Shares”.

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees (“Board” or “Trustees”), BlackRock Institutional Management Corporation (“BIMC”, the “Adviser”, or the “Investment Manager”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the other Funds or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the

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same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), BlackRock Distributors, Inc. (“BDI”), Merrill Lynch & Co., Inc. (“Merrill Lynch”) or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on a Fund’s net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds, and described in the Prospectuses:

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) that rate such security (or its issuer) (for TempFund, by all NRSROs that rate the security), such as Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2)

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paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States jurisdiction to be a United States issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States domestic issuer even if it is organized outside of a United States jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Loan Participations. TempFund and TempCash may purchase loan participations. Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. TempFund and TempCash may purchase interests in loan participations for which the underlying loan is issued by borrowers in whose obligations the Funds are permitted to invest. Such loan participations may have a demand provision that permits the Fund to require repayment within seven days. However, participations may not have such a demand provision and may not be otherwise marketable. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets

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will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out their duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule

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2a-7 under the 1940 Act. Each class of a CMO, which frequently elects to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than that of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel-pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

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TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if, in the opinion of counsel to the issuer, the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to Federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund. The Trust cannot predict what

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legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury or by various states as regards the federal, state or local income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of instruments, the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

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TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold derivatives that, in the opinion of counsel to the issuer, are tax-exempt, and which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on derivatives in the form of custodial receipts is tax-exempt, and accordingly, purchases of any such receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs, residual interests, PAC certificates and TAC certificates.

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See “Mortgage-Related and Other Asset-Backed Securities” for ratings information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds’ custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act, and for tax purposes generally. It is not clear whether for other purposes a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by a Fund to the seller.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

If, in the event of bankruptcy or insolvency proceedings concerning the seller of the securities, a court holds that the Fund does not have a perfected security interest in the securities, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the securities. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the securities. Such a delay may involve loss of interest or a decline in the value of the securities or other collateral, in which case a Fund may not recover the full amount it paid for the securities. Certain Funds may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.

Apart from the risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, whether or not the seller is bankrupt or insolvent. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. It is possible that, with respect to certain repurchase agreements, a trustee for a bankrupt or insolvent seller could be able to demand the return of any additional securities that were previously delivered to the Fund for this purpose, and a Fund could incur a loss for this reason.

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The Trust, the Adviser and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable Fund, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable Fund in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable Fund in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable Funds under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analogous provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each Fund’s net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a Fund’s net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

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Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counterparty at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Risks with Respect to New York Money Fund

For a discussion of economic and other conditions in the State of New York, See Appendix C- “Economic and Financial Conditions in New York” to this Statement of Additional Information.

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Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, FNMA, Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of the GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

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In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating rate notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. A Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market some time in the future. A Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks with Respect to California Money Fund

For a discussion of economic and other conditions in the State of California, see Appendix B- “Economic and Financial Conditions in California” to this statement of Additional Information.

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CERTAIN MERRILL LYNCH EXEMPTIVE ORDERS

The Trust and the Adviser and its affiliates are now operating under two exemptive orders that were previously issued to Merrill Lynch and/or its affiliates (collectively, “Merrill Lynch” or “Investment Advisers”). The first exemptive order, issued on January 5, 1987, permits certain Merrill Lynch tax-exempt funds to conduct principal transactions with a Merrill Lynch broker-dealer affiliate in the secondary market or in fixed price dollar offerings not involving underwriting syndicates with respect to short-term tax-exempt securities (including municipal securities), subject to certain conditions including: (i) purchase or sale transactions may be conducted only in short-term tax-exempt securities having one of the two highest investment grade ratings from at least one nationally recognized rating agency; (ii) for solicited secondary market transactions, a determination is required, based upon the information available to a Fund and its Adviser or, that the price available from Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) is “better than” the prices available from other sources; (iii) MLPF&S’s spread will be no greater than its customary dealer spread and will be consistent with the average spread charged by underwriters or dealers in Short-Term Tax-Exempt Securities for the type of security and size of transaction involved; and (iv) Merrill Lynch will have no involvement in proposed transactions and will not attempt to influence or control the placing by the Funds or Investment Advisers of orders with MLPF&S.

The second exemptive order, issued on June 2, 1992, permits certain Merrill Lynch taxable money market funds to conduct principal transactions with certain Merrill Lynch broker-dealer affiliates with respect to each type of money market security in which the funds may invest, subject to certain conditions. The order requires that, among other things: (i) the exemption applies to principal transactions between the affiliated dealers or any of their successors and the taxable money market Funds for which the Investment Advisers serve or will serve in the future as investment advisers and applies to transactions in the secondary and primary or secondary fixed price dealer offerings not made pursuant to underwriting syndicates; (ii) principal transactions are limited to transactions in Eligible Securities that meet certain portfolio maturity and quality requirements; (iii) the Funds may also engage in repurchase agreements with an affiliated dealer in certain limited circumstances (iv) for purchases and sales, a determination is required, based on information available to the Funds and Investment Advisers, that the affiliated dealer’s price is at least as favorable as the price available from other sources; (v) the affiliated dealers’ spreads will be no greater than their customary spreads charged by dealers for the type of security and size of transaction involved; and (vi) the Investment Advisers and affiliated dealers will operate as separate entities.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held by the Funds under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holdings); (ii) the Trust or BIMC, as investment adviser and administrator, or PFPC, as sub-administrator, may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including

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shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to BIMC or PFPC or the auditors, custodian and legal counsel, or to the following rating or ranking organizations: Lipper, Inc. (“Lipper”), S&P, Moody’s, iMoneyNet, Inc., Thompson Financial Group, LLC and Morningstar, Inc., or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive annual reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous year, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

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4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. (The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks and interprets this exception to apply to certificates of deposit and other similar obligations of U.S. branches of foreign banks.)

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

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The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest on which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

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*    *    *

For purposes of industry concentration policies applicable to MuniCash and MuniFund and industry concentration limitations applicable to New York Money Fund and California Money Fund, that issue tax-exempt securities governments or political subdivisions of governments, or their agencies or instrumentalities, are not considered to be members of any industry.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which

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make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to the Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the Funds. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a

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Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE TRUST/FUNDS

Trustees and Officers

The business affairs of the Trust are managed under the direction of the Board of Trustees. Certain biographical and other information relating to the Trustees, Advisory Board Member and executive officers is set forth below, including their addresses, year of birth, their principal occupations for at least the last five years, the term of office and length of time served, the total number of investment companies overseen in the complex of funds advised by the Adviser or its affiliates (“BlackRock-advised funds”) and any public directorships.

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships
Non-interested Trustees
David O. Beim(c) (1940)	Trustee	Trustee since 2007	Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound USA from 1997 to 2001; Chairman of Wave Hill Inc. from 1990 to 2006; Trustee of Phillips Exeter Academy from 2002 to present.	35 registered investment companies consisting of 81 portfolios	None

Ronald W. Forbes(d) (1940)	Trustee	Trustee since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.	35 registered investment companies consisting of 81 portfolios	None

Dr. Matina Horner(e) (1939)	Trustee	Trustee since 2007	Executive Vice President of Teachers Insurance and Annuity Association and College Retirement Equities Fund (TIAA-CREF) from 1989 to 2003.	35 registered investment companies consisting of 81 portfolios	N Star (electric and gas utility)

Rodney D. Johnson(d) (1941)	Trustee	Trustee since 1999	President, Fairmount Capital Advisors, Inc. from 1987 to present; Director, Fox Chase Cancer Center from 2002 to present; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2003 to present.	35 registered investment companies consisting of 81 portfolios	None

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships
Non-interested Trustees

Herbert I. London (1939)	Trustee	Trustee since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005, and Professor thereof from 1980 to 2005; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Chairman of the Board of Directors of Vigilant Research, Inc. since 2006; Member of the Board of Directors for Grantham University since 2006; Director, AIMS Worldwide, Inc., since 2006; Director, Reflex Security since 2006; Director, InnoCentive, Inc. since 2006; Director, Cerego, LLC since 2005; Director, Damon Corp. from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993.	35 registered investment companies consisting of 81 portfolios	AIMS Worldwide (marketing)

Cynthia A. Montgomery (1952)	Trustee	Trustee since 2007	Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Associate Professor, Graduate School of Business Administration, University of Michigan from 1979 to 1985; Director, Harvard Business School Publishing since 2005; Director, McLean Hospital since 2005.	35 registered investment companies consisting of 81 portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt, Jr.(f) (1947)	Trustee	Trustee since 1999	Partner, Amarna Corporation, LLC (private investment company) from 2002 to present; Director, Jones and Brown (Canadian insurance broker) since 1998; Director, Greenlight Capital Re. Ltd. (reinsurance company) since 2004; Partner, Amarna Financial Company (private investment company) from 2005 to present; Former Director from 1990 to 1997 and Executive Vice President, Johnson and Higgins (insurance brokerage).	35 registered investment companies consisting of 81 portfolios	Greenlight Capital Re. Ltd. (reinsurance)

Robert C. Robb, Jr. (1945)	Trustee	Trustee since 1999	Partner, Lewis, Eckert, Robb and Company(management and financial consulting firm) since 1981; Trustee, Medical College of Pennsylvania/Hahnemann University from 1998 to 2002; Trustee, EQK Realty Investors from 1994 to 2000; Director, Tamaqua Cable Products Company from 1981 to 1998; Director, Brynwood Partners from 1984 to 1998; Director, PNC Bank from 1994 to 1998; Director, Provident National Bank from 1983 to 1993; Director, Brinks, Inc. from 1981 to 1986.	35 registered investment companies consisting of 81 portfolios	None

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships
Non-interested Trustees

Toby Rosenblatt(g) (1938)	Trustee	Trustee since 2007	President since 1999 and Vice President - General Partner since 1990, Founders Investments Ltd. (private investments); Director, Forward Management, LLC since 2007; Director, ReFlow Management, LLC since 2007; Trustee, SSR Funds from 1990 to 2005; Trustee, Metropolitan Series Funds, Inc. from 2001 to 2005.	35 registered investment companies consisting of 81 portfolios	A.P. Pharma, Inc. (specialty pharmaceuticals)

Kenneth L. Urish(h) (1951)	Trustee	Trustee since 1999	Managing Partner, Urish Popeck & Co., LLC(certified public accountants and consultants) from 1976 to present; External Advisory Board, The Pennsylvania State University Accounting Department from 2001 to present; Trustee, The Holy Family Foundation from 2001 to present; Director, Inter-Tel from 2006 to present; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to present.	35 registered investment companies consisting of 81 portfolios	None

Frederick W. Winter (1945)	Trustee	Trustee since 1999	Professor and Dean Emeritus of the Joseph M. Katz School of Business - University of Pittsburgh from 2005 to the present and Dean from 1997 to 2005. Director, Alkon Corporation from 1992 to the present; Director, Indotronix International from 2004 to the present; Director, Tippman Sports from 2005 to the present.	35 registered investment companies consisting of 81 portfolios	None

Interested Trustees

Richard S. Davis (1945)	Trustee	Trustee since 2007	Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research mutual funds (“SSR Funds”) from 2000 to 2005; Senior Vice President, Metropolitan Life Insurance Company from 1999 to 2000; Chairman, SSR Realty from 2000 to 2004.	186 registered investment companies consisting of 290 portfolios	None

Henry Gabbay (1947)	Trustee	Trustee since 2007	Consultant, BlackRock, Inc. since 2007; Managing Director, BlackRock, Inc. from 1989 to June, 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Treasurer of certain closed-end funds in the BlackRock Fund complex from 1989 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships

Advisory Board Member:

David R. Wilmerding, Jr.(i) (1935)	Member of the Advisory Board	Member of the Advisory Board since 2007	Chairman, Wilmerding & Associates, Inc.(investment advisers) from 1989 to 2005; Chairman, Coho Partners, Ltd. from 2003 to 2005. Director, Beaver Management Corporation; Director, Peoples First, Inc. from 2001 to 2004.	35 registered investment companies consisting of 81 portfolios	Managing General Partner, Chestnut Street Exchange Fund (open-end investment company)

(a)    Unless otherwise indicated, the address of each Trustee and Advisory Board Member is 40 East 52nd Street, New York, New York 10022. Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.

(b)    Each Trustee holds office until his or her successor is elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 72.

(c)    Chair of the Performance Committee.

(d)    Co-Chair of the Board of Trustees.

(e)    Chair of the Governance Committee.

(f)     Chair of the Compliance Committee.

(g)    Vice-Chair of the Performance Committee.

(h)    Chair of the Audit Committee.

(i)     David R. Wilmerding, Jr. is expected to serve on the advisory board of the Trust through December 31, 2007.

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships
Officers
Donald C. Burke (1960)	President and Chief Executive Officer	President and Chief Executive Officer since 2007	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997; Vice President and Secretary of IQ Funds since 2004.	196 registered investment companies consisting of 300 portfolios	None

Anne Ackerley (1962)	Vice President	Vice President since 2007	Managing Director, BlackRock, Inc. since May 2000; First Vice President and Operating Officer, Mergers and Acquisitions Group from 1997 to 2000; First Vice President and Operating Officer, Public Finance Group from 1995 to 1997, and First Vice President, Emerging Markets Fixed Income Research from 1994 to 1995, Merrill Lynch & Co., Inc.	186 registered investment companies consisting of 290 portfolios	None

Howard Surloff (1965)	Secretary	Secretary since 2007	Managing Director of BlackRock Inc., and General Counsel of US Funds at BlackRock, Inc. since 2006; General Counsel (U.S.) of Goldman Sachs Asset Management from 1993 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Name, Address(a) and Year of Birth	Position(s) Held with the Trust	Term of Office(b) and Length of Time Served(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen by Trustee	Public Directorships
Officers

Brian P. Kindelan (1959)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Chief Compliance Officer and Anti-Money Laundering Compliance Officer since 2007	Managing Director and Senior Counsel, BlackRock, Inc. since January 2005; Director and Senior Counsel from 2001 to 2004, and Vice President and Senior Counsel from 1998 to 2000, BlackRock, Inc.; Senior Counsel, PNC Bank Corporation from May 1995 to April 1998.	186 registered investment companies consisting of 290 portfolios	None

Neal J. Andrews (1966)	Chief Financial Officer	Chief Financial Officer since 2007	Managing Director of Administration and Operations Group, BlackRock, Inc. since August 2006; Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. from 1992 to 2006.	186 registered investment companies consisting of 290 portfolios	None

Jay M. Fife (1970)	Treasurer	Treasurer since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. since 2006; Assistant Treasurer of certain funds advised by MLIM or its affiliates from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.	186 registered investment companies consisting of 290 portfolios	None

(a)	Unless otherwise indicated, the address of each officer is 40 East 52nd Street, New York, New York 10022.
(b)	Each officer is elected by and serves at the pleasure of the Board of Trustees of the Trust. Each officer serves a one-year term.

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The Board of Trustees of the Trust consists of thirteen individuals, eleven of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act. The non-interested Trustees have retained independent legal counsel to assist them in connection with their duties.

The Board has four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

The members of the Audit Committee (the “Audit Committee”) are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust’s independent registered public accounting firm (the “independent auditors”) and to oversee the independent auditors’ work. The Audit Committee’s responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for the Trust; (3) review the conduct and results of each independent audit of the Trust’s financial statements; (4) review with the independent auditor any audit problems or difficulties encountered during or related to the conduct of the audit; (5) review the internal controls of the Trust and its service providers with respect to accounting and financial matters; (6) oversee the performance of the Trust’s internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (7) oversee policies, procedures and controls regarding valuation of the Trust’s investments; and (8) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee.

The members of the Governance and Nominating Committee (the “Governance Committee”) are Matina Horner (Chair), Cynthia A. Montgomery, Robert C. Robb and Frederick W. Winter, all of whom are non-interested Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as non-interested Trustees of the Trust and recommend non-interested Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding non-interested Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee.

The members of the Compliance Committee are Joseph P. Platt (Chair), Cynthia A. Montgomery and Robert C. Robb, all of whom are non-interested Trustees. The Compliance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the fund-related activities of BlackRock and the Trust’s third party service providers. The Compliance Committee’s responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers; (2) review information on and, where appropriate, recommend policies concerning the Trust’s compliance with applicable law; and (3) review reports from and make certain recommendations regarding the Trust’s Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee.

The members of the Performance Oversight Committee (the “Performance Committee”) are David O. Beim (Chair), Toby Rosenblatt(Vice-Chair), Ronald W. Forbes, Rodney D. Johnson and Herbert I. London, all of whom are non-interested Trustees, and Richard S. Davis, who is an interested Trustee. The Performance Committee’s purpose is to assist the Board in fulfilling its responsibility to oversee the Funds’ investment performance relative to its agreed-upon performance objectives. The Performance Committee’s responsibilities include, without limitation, to (1) review the Funds’ investment objectives, policies and practices, (2) recommend to the Board specific investment tools and techniques employed by BlackRock, (3) recommend to the Board appropriate investment performance objectives based on its review of appropriate benchmarks and competitive universes, (4) review the Funds’ investment performance relative to agreed-upon performance objectives and (5) review information on unusual or exceptional investment matters. The Board has adopted a written charter for the Performance Committee.

Prior to November 1, 2007, the Board then in office had five standing committees; an Audit Committee, a Compliance Committee, a Governance Committee, a Nominating Committee and a Valuation and Pricing Committee, each of which consisted solely of non-interested Trustees except the Valuation and Pricing Committee, which consisted of all of the Trustees of the Trust. During the fiscal year ended October 31, 2007, the Audit Committee, Compliance Committee and Governance Committee each met four times, the Nominating Committee met once and the Valuation and Pricing Committee did not meet.

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Compensation of Trustees

Each Trustee who is a non-interested Trustee is paid as compensation an annual retainer of $150,000 per year for his or her services as Trustee to the BlackRock-advised funds, including the Trust, and a $125,000 Board meeting fee to be paid for each Board meeting attended up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case-by-case basis), together with out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. In addition, the Co-Chairs of the Board of Trustees are each paid as compensation an annual retainer of $45,000. The Chairs of the Audit Committee, Compliance Committee, Governance Committee and Performance Committee are paid as compensation an additional annual retainer of $25,000, respectively. The Vice-Chair of the Performance Committee is paid an additional annual retainer of $25,000. The Advisory Board Member is not compensated for service as an Advisory Board Member to the BlackRock-advised funds. The Trust compensates the Chief Compliance Officer for his services as its Chief Compliance Officer. The Trust may also pay a portion of the compensation of certain members of the staff of the Chief Compliance Officer.

The following table sets forth the compensation earned by the non-interested Trustees and Chief Compliance Officer for the fiscal year ended October 31, 2007, and the aggregate compensation paid to them by all BlackRock-advised funds for the calendar year ended December 31, 2007.

Name(a)	Compensation from the Trust(h)			Estimated Annual Benefits Upon Retirement		Aggregate Compensation from the Trust and other BlackRock- Advised Funds			Number of BlackRock- Advised Funds and Portfolios (as of December 31, 2007)
David O. Beim(b)		None		[_____]			$_______		— registered investment companies consisting of — portfolios
Ronald W. Forbes(c)		None		[_____]			$_______		— registered investment companies consisting of — portfolios
Dr. Matina Horner(d)		None		[_____]			$_______		— registered investment companies consisting of — portfolios
Rodney D. Johnson(c)		$____		[_____]			$_______		— registered investment companies consisting of — portfolios
Herbert I. London		None		[_____]			$_______		— registered investment companies consisting of — portfolios
Cynthia Montgomery		None		[_____]			$_______		— registered investment companies consisting of — portfolios
Joseph P. Platt, Jr.(e)		$____		[_____]			$_______		— registered investment companies consisting of — portfolios

Name(a)	Compensation from the Trust(h)			Estimated Annual Benefits Upon Retirement		Aggregate Compensation from the Trust and other BlackRock- Advised Funds			Number of BlackRock- Advised Funds and Portfolios (as of December 31, 2007)
Robert C. Robb, Jr.		$____		[_____]			$_______		— registered investment companies consisting of — portfolios
Tony Rosenblatt(f)		$7,000		[_____]			$_______		— registered investment companies consisting of — portfolios
Kenneth L. Urish(g)		$____		[_____]			$_______		— registered investment companies consisting of — portfolios
Frederick W. Winter	$	____		[_____	]	$	_______		— registered investment companies consisting of — portfolios
Chief Compliance Officer
Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Compliance Officer	$	_____	(i)	None		$	_______	(j)	— registered investment companies consisting of — portfolios

(a)	With the exception of Messrs. Johnson, Urish, Winter, Platt and Robb, each of the non-interested Trustees assumed office on November 1, 2007.

(b)	Chair of the Perfomance Committee

(c)	Co-Chair of the Board of Trustees

(d)	Chair of the Governance Committee

(e)	Chair of the Compliance Committee

(f)	Vice Chair of the Performance Committee

(g)	Chair of the Audit Committee

(h)	For the fiscal year ended October 31, 2007, the Fund paid aggregate compensation of $______ to all the Trustees then holding such office.

(i)	Mr. Kindelan assumed office as Chief Compliance Officer and Anti-Money Laundering Compliance Officer on November 1, 2007. Amounts shown are amounts paid to the former Chief Compliance Officer and Anti-Money Laundering Compliance Officer.

(j)	Mr. Kindelan assumed office as Chief Compliance Officer and Anti-Money Laundering Compliance Officer on November 1, 2007. Amounts shown are aggregate amounts paid to Mr. Kindelan and the former Chief Compliance Officer and Anti-Money Laundering Compliance Officer.

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Share Ownership

Information relating to each Trustee’s share ownership in the Funds and in all BlackRock-advised funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2007 is set forth in the chart below:

Name of Trustee	Aggregate Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in Supervised Funds
Interested Trustees:

Richard S. Davis	None

Henry Gabbay	None

Non-Interested Trustees:

David O. Beim	None

Ronald W. Forbes	None

Dr. Matina Horner	None

Rodney D. Johnson	None

Herbert I. London	None

Cynthia A. Montgomery	None

Joseph P. Platt, Jr.	None

Robert C. Robb, Jr.	None

Toby Rosenblatt	None

Kenneth L. Urish	None

Frederick W. Winter	None

Shares of the Funds are only made available to institutional investors purchasing on their own behalf or on behalf of their customers.

As of February [    ], 2008, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate. As of December 31, 2007, none of the non-interested Trustees of the Trust or their immediate family members owned beneficially or of record any securities of affiliates of the Adviser.

Management Services

BIMC provides both investment advisory and administration services to the Trust under a management agreement (the “Management Agreement”). The advisory services provided by BIMC under the Management Agreement are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses.

The administrative services provided by BIMC under the Management Agreement are as follows: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (d) distribution of information concerning the Funds to their shareholders of record, (e) handling shareholder problems, (f) the services of employees to preserve and strengthen shareholder relations, and (g) the monitoring of

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arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assist the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation. The Management Agreement authorizes BIMC to engage sub-contractors to provide any or all of the services provided for under the Management Agreement. As discussed under “Sub-Administrator,” BIMC has engaged PFPC, pursuant to a separate sub-administration agreement, to provide sub-administrative services to the Funds.

For the advisory and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money Fund
Management Fee

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.180% of the next $1 billion

.175% of the next $1 billion

.170% of amounts in excess
of $8 billion.

.350% of the first $1 billion

.300% of the next $1 billion

.250% of the next $1 billion

.200% of the next $1 billion

.195% of the next $1 billion

.190% of the next $1 billion

.185% of the next $1 billion

.180% of amounts in excess
of $7 billion.

.375% of the first $1 billion .350% of the next $1 billion .325% of the next $1 billion .300% of amounts in excess of $3 billion.

The following annual fees shall be computed daily and paid monthly:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund
Calculation A	Calculation B

.175% of the first $1 billion*

.150% of the next $1 billion*

.125% of the next $1 billion*

.100% of the next $1 billion*

.095% of the next $1 billion*

.090% of the next $1 billion*

.085% of the next $1 billion*

.080% of amounts in excess of $7 billion.*

.175% of the first $1 billion** .150% of the next $1 billion** .125% of the next $1 billion** .100% of amounts in excess of $3 billion. **

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of the FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each Fund.

Until February 28, 2009, BIMC, as investment manager, has contractually agreed to reduce its fees and reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund

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and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2009. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”) and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement. The following chart provides information with respect to the management fees paid (net of waivers) and management fees waived for the fiscal years ended October 31, 2007, 2006 and 2005.

	2007		2006*		2005**
FUND	MANAGEMENT FEES PAID	MANAGEMENT FEES WAIVED	MANAGEMENT FEES PAID	MANAGEMENT FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$	$	$53,619,395	$7,984,390	$19,169,789	$3,754,119
TempCash			19,685,118	6,584,573	7,651,400	3,088,393
FedFund			5,975,357	2,566,833	1,798,589	1,253,285
T-Fund			7,872,994	2,864,689	2,672,101	1,393,985
Federal Trust Fund			164,967	199,457	25,038	92,896
Treasury Trust Fund			2,132,827	1,300,380	770,442	715,368
MuniFund			4,774,360	3,494,816	2,407,904	1,825,099
MuniCash			2,720,126	2,507,458	2,033,467	1,611,135
California Money Fund			1,485,510	1,794,066	594,985	646,176
New York Money Fund			835,412	1,042,749	361,003	419,516

*	The Management Fees received by BIMC for the period from November 1, 2005 to February 21, 2006 have been restated to include the fees paid to BIMC and PFPC under the Prior Advisory and Prior Administration Agreements.

**	The advisory fees paid (net of waivers) and advisory fees waived for the fiscal year ended October 31, 2005 were paid pursuant to the Prior Advisory Agreement between the Trust and BIMC then in effect.

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The following chart provides information with respect to the administration fees paid (net of waivers) and administration fees waived for the fiscal year ended October 31, 2005 under the Prior Administration Agreement among the Trust, BIMC and PFPC.

FUND	2005
	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$25,780,036	$3,754,119
TempCash	8,586,480	3,088,394
FedFund	2,839,932	1,253,286
T-Fund	3,676,067	1,393,985
Federal Trust Fund	88,267	92,896
Treasury Trust Fund	1,485,287	715,368
MuniFund	2,407,904	1,825,099
MuniCash	2,035,467	1,609,135
California Money Fund	439,840	646,176
New York Money Fund	263,439	419,516

A discussion regarding the Trustees’ basis for approving the Management Agreement is available in the Trust’s annual report for the year ended October 31, 2006.

Potential Conflicts of Interest

Activities of BIMC; BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group, Inc. and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

BlackRock is one of the world’s largest asset management firms with over $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Funds (collectively, “Affiliates”), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in the Funds should be aware, and which may cause conflicts of interest that could disadvantage the Funds and their shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as a Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BIMC and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

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In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of a Fund’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for a Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund’s investment activities may differ significantly from the results achieved by BIMC and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, the Trust’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BIMC, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BIMC and/or one or more Affiliates are performing services or when position limits have been reached.

In connection with its management of the Funds, BIMC may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). BIMC will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that BIMC will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BIMC in managing the Funds.

In addition, certain principals and certain employees of BIMC are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

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BIMC may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the Commission, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

One or more Affiliates may act as broker, dealer, agent, lender or advisor or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on a Fund.

A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that a Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating a Fund’s creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BIMC and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

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BIMC may select brokers (including, without limitation, Affiliates of BIMC) that furnish BIMC, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BIMC’s view, appropriate assistance to BIMC in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BIMC uses soft dollars, it will not have to pay for those products and services itself. BIMC may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BIMC receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BIMC.

BIMC may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BIMC believes are useful in its investment decision-making process. BIMC may from time to time choose not to engage in the above described arrangements to varying degrees.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce a Fund’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. A Fund also may invest in securities of companies to which an Affiliate provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for the Funds, BIMC is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, BIMC may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

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BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend a Fund, or who engage in transactions with or for a Fund. For example, BlackRock may participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help BlackRock understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in a Fund may receive fees from BlackRock or a Fund in connection with the distribution of shares in a Fund or other BlackRock products. For example, BlackRock may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by BIMC. BlackRock may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. BlackRock’s membership in such organizations allows BlackRock to participate in these conferences and educational forums and helps BlackRock interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, BlackRock’s personnel, including employees of BlackRock, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in a Fund or that may recommend investments in a Fund. In addition, BlackRock, including BIMC, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. BlackRock’s personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of a Fund or other dealings with a Fund that create incentives for them to promote a Fund or certain portfolio transactions.

To the extent permitted by applicable law, BlackRock may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote a Fund and/or other BlackRock products. In addition to placement fees, sales loads or similar distribution charges, such payments may be made out of BlackRock’s assets, or amounts payable to BlackRock rather than a separately identified charge to a Fund or other products. Such payments may compensate Intermediaries for, among other things: marketing a Fund and other products; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of a Fund and other products. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by BlackRock may also compensate Intermediaries for sub-accounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services by such products. See also, “Miscellaneous – Other Information” in this Statement of Additional Information.

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The payments made by BlackRock may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in the Fund bearing some additional expenses.

BIMC, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of BIMC that are the same, different from or made at different times than positions taken for a Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Trust and BIMC each has adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding a Fund’s portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

BIMC and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Trust, except that the Trust may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with a Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Trust and/or BIMC by the Commission. These transactions would be effected in circumstances in which BIMC determined that it would be appropriate for a Fund to purchase and another client to sell, or a Fund to sell and another client to purchase, the same security or instrument on the same day.

From time to time, the activities of the Funds may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BIMC may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or in providing advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which a Fund wishes to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

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The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BIMC on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BIMC on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BIMC, in its sole discretion, deems it appropriate.

Present and future activities of BlackRock and its Affiliates, including BIMC, in addition to those described in this section, may give rise to additional conflicts of interest.

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Sub-Administrator

PFPC serves as the Trust’s sub-administrator. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of PNC and is an affiliate of BIMC. As the Trust’s sub-administrator, PFPC has agreed to provide the following administration and accounting services with respect to the Funds: (i) assist generally in supervising the Funds’ operations, including providing for (a) the preparation, supervision and mailing of purchase and redemption order confirmations to shareholders of record, (b) the operation of an automated data processing system to process purchase and redemption orders, (c) maintenance of a back-up procedure to reconstruct lost purchase and redemption data, (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (v) maintain the registration of the Funds’ shares for sale under state

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securities laws; (vi) provide for fund accounting services; and (vii) assist in the monitoring of regulatory and legislative developments which may affect the Trust and work with the Trust’s counsel in connection with regulatory matters and litigation.

For sub-administrative services, PFPC is entitled to receive from BIMC compensation as set forth below:

Asset Based Fee:

An annual fee of .00065% of the Funds’ aggregate average daily net assets and paid monthly; the aggregate asset based fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Base Fee:

An annual base fee of $15,000 per Fund; the aggregate annual base fee is allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust.

Annual Late Day Processing Fee:

$15,000 per Fund for each Fund that requires late day processing.

Multiple Class Fee:

An annual multiple class fee of .0050% of average daily net assets (not to exceed $24,000 annually per class) per class per Fund for each class in existence at any point during a year beyond the first six classes in a Fund.

In addition, BIMC also pays PFPC for certain annual tax services, compliance support services and regulatory filing services, and reimburses PFPC for certain out-of-pocket expenses.

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on

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account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, the Funds pay PFPC Trust Company a fee calculated daily and payable monthly equal to .0075% of the Funds’ aggregate average daily net assets for the Funds’ first $400 million of average daily net assets; .0050% of the Funds’ aggregate average daily net assets for the Funds’ next $1.6 billion of average daily net assets; and .0020% of the Funds’ aggregate average daily net assets for the Funds’ average daily net assets over $2 billion. Such fee shall be allocated to each Fund based on the Fund’s pro rata portion of the total net assets of the Trust. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2007, custody credits earned were as follows: $[        ] with respect to TempFund; $[        ] with respect to TempCash; $[        ] with respect to FedFund; $[        ] with respect to T-Fund; $[        ] with respect to Federal Trust Fund; $[        ] with respect to Treasury Trust Fund; $[        ] with respect to MuniFund; $[        ] with respect to MuniCash; $[        ] with respect to California Money Fund; and $[        ] with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond

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the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchase/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by a Shareholder Services Plan and Distribution Plan for each of the Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements.

The Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35%, 0.10% and 0.10%, respectively, of the average daily net asset value of such shares held by Service Organizations for the benefit of their customers. Sales and distribution services provided by Service Organizations under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the Distributor, which assistance may include forwarding sales literature and advertising provided by the Distributor for Customers.

Select Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annual basis) of the average daily net asset value of a particular Fund’s Select Shares, Private Client Shares or Premier Shares held by the Service Organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments; and (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services (which are not “service” within the meaning of the applicable rule of Financial Industry Regulatory Authority (“FINRA”), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments from a particular Fund on behalf of customers; (iv) providing information periodically to customers showing their positions in a Fund’s Shares; (v) arranging for bank

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wires; (vi) responding to customer inquires relating to the particular Fund or the services performed by service organizations; (vii) providing sub-accounting with respect to a Fund’s Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the service organization’s DDA system to an account management system; (ii) providing software that aggregates the customers orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by the Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include: (i) marketing activities, including direct mail promotions, that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs and other office expenses attributable to the marketing of the Sweep Services. Support Services are not “service” for purposes of the limitation in the applicable rule of FINRA.

Premier Choice Shares will also be subject to a fee payable pursuant to a Shareholder Service Plan and related Agreement which will not exceed 0.40% (on an annual basis) of the average daily net asset value of a particular Fund’s Premier Choice Shares held by the Service Organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments, (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services (which are not “service” within the applicable rule of FINRA), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments from the particular Fund on behalf of customers; (iv) providing information periodically to customers showing their positions in a Fund’s Premier Choice Shares; (v) arranging for bank wires; (vi) responding to customer inquires relating to the particular Fund or the services performed by Service Organizations; (vii) providing sub-accounting with respect to a Fund’s shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service

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Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA system to an account management system; (ii) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of a Fund based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

The Board of Trustees has approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plans (12b-1 Plans) of Select Shares, Private Client Shares, Premier Shares or Premier Choice Shares must be approved by the holders of a majority as defined in the 1940 Act of the applicable outstanding shares. So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. See “Miscellaneous – Other Information” below.

The following chart provides information with respect to the fees paid to Service Organizations pursuant to the foregoing Shareholder Service Plans during the fiscal year ended October 31, 2007.

FUND/SHARE CLASS	Gross Fees*	Fees Waived*
TempFund/Select
TempFund/Private Client
TempFund/Premier
TempFund/Premier Choice
TempCash/Premier
TempCash/Premier Choice
FedFund/Select
FedFund/Private Client
FedFund/Premier
FedFund/Premier Choice
MuniFund/Select
MuniFund/Private Client
MuniFund/Premier
MuniFund/Premier Choice
MuniCash/Premier
MuniCash/Premier Choice
California Money Fund/Select
T-Fund/Premier*	[1]
T-Fund/Private Client*	[1]
T-Fund/Premier Choice*	[1]

1)	Premier, Private Client and Premier Choice shares commenced operations on October 1, 2007.

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California Money Fund/Private Client
California Money Fund/Premier
California Money Fund/Premier Choice
New York Money Fund/Select
New York Money Fund/Private Client
New York Money Fund/Premier
New York Money Fund/Premier Choice

*	Share classes that had no shares outstanding as of October 31, 2007 and thus paid no fees to Service Organizations have been excluded from the chart.

The following chart provides information with respect to the fees paid to Bear Stearns pursuant to the foregoing Distribution Plans during the fiscal year ended October 31, 2007.

FUND/SHARE CLASS	Gross Fees*		Fees Waived*
TempFund/Select
TempFund/Private Client
TempFund/Premier
TempFund/Premier Choice
TempCash/Premier
TempCash/Premier Choice
FedFund/Select
FedFund/Private Client
FedFund/Premier
FedFund/Premier Choice
MuniFund/Select
MuniFund/Private Client
MuniFund/Premier
MuniFund/Premier Choice
MuniCash/Premier
MuniCash/Premier Choice
California Money Fund/Select
California Money Fund/Private Client
California Money Fund/Premier
California Money Fund/Premier Choice
New York Money Fund/Select
New York Money Fund/Private Client
New York Money Fund/Premier
New York Money Fund/Premier Choice
T-Fund/Premier	*	*
T-Fund/Private Client	*	*
T-Fund/Premier Choice	*	*

*	Share classes that had no shares outstanding as of October 31, 2007 and thus paid no fees to Service Organizations have been excluded from the chart.

**	Premier, Private Client and Premier Choice shares commenced operations on October 1, 2007.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers (except the Chief Compliance Officer) or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A

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Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its net tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute with respect to each calendar year at least 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The Funds may invest in debt securities that are issued at a discount or provide for deferred interest. Even though a Fund receives no actual interest payments on these securities, it will be deemed to receive income equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held. Funds that invest in tax-exempt securities may at times buy such investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates; for Federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be an ordinary income dividend for Federal income tax purposes when it is paid to you. Since the income earned by a Fund in a taxable year from such investments may not be represented by cash income, the Fund may have to dispose of securities that it might otherwise have continued to hold, or may have to borrow, to generate cash to satisfy its distribution requirements.

Interest and gain received by a Fund in connection with an investment in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Imposition of such taxes will reduce the return of the affected Fund.

If the value of assets held by a Fund declines, the Board may authorize a reduction in the number of outstanding shares in order to preserve a net asset value of $1.00 per share. The basis of any shares eliminated in this manner from a shareholder’s account would be added to the basis of the shareholder’s remaining Fund shares; a shareholder disposing of shares at that time might recognize a capital loss. Dividends, including dividends reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced.

A loss realized by a shareholder on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are sold or exchanged. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

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Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Funds intend to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Funds will not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels’ opinions are correct. Bond counsels’ opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of a Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If a Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on exempt securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within 60 days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as exempt-interest dividends for federal income tax purposes will be the same for all shareholders receiving dividends from the Fund with respect to such year.

Shares of the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and (i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) who occupies more than 5% of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Future legislative proposals, if enacted into law, regulations, rulings or court decisions may cause interest on municipal obligations to be subject, directly or indirectly, to Federal income taxation or may cause interest on municipal obligations that are presently exempt from state and local taxation to be subject to state or local income taxation, or the value of such municipal obligations to be subject to state or local intangible personal property tax, or may otherwise prevent a Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in a Fund.

On May 21, 2007, the United States Supreme Court agreed to review a decision of the Court of Appeals of Kentucky that held that it was a violation of the Commerce Clause of the United States Constitution for the State of Kentucky to exempt from state income tax the interest on bonds issued by Kentucky and its political subdivisions, while subjecting the interest on bonds issued by other states and their political subdivisions to the state income tax. It is not possible to predict how the Supreme Court will decide this case, or, if it affirms the decision of the Kentucky court, how states that presently exempt in-state bonds while taxing interest on out-of-state bonds will eliminate this disparity. A decision affirming the decision of the Kentucky Court of Appeals may affect the tax advantage of investing in a municipal bond fund that primarily holds tax-exempt securities issued by the investor’s state of residence.

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The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g., legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Select Shares, Private Client Shares, Premier Shares, and/or Premier Choice Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by any Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

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Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the Adviser or of a Fund’s portfolio manager.

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From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the Adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and certain other matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Funds will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law,

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or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s shares of beneficial interest (or of any class voting as a class) in connection with any trust action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of beneficial interest voting without regard to class (or portfolio).

COUNSEL

Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019 serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

__________________________, with offices at _______________________________, have been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2008.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2007 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2007 have been audited by the Trust’s independent registered public accounting firm whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The financial highlights included in the Annual Report and the Prospectuses for the Funds’ prior fiscal year ended October 31, 2003 were audited by the Trust’s former independent registered public accounting firm. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of such firms as experts in auditing.

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MISCELLANEOUS

PROXY VOTING POLICIES AND PROCEDURES

The Trust’s Board of Directors has delegated to the Adviser and its affiliates authority to vote all proxies relating to the Trust’s portfolio securities. The Adviser has adopted policies and procedures (the “Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including the Trust. Pursuant to these Proxy Voting Procedures, the Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Adviser considers the interests of its clients, including each Fund, and not the interests of the Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Adviser’s interest and those of the Adviser’s clients are properly addressed and resolved.

In order to implement the Proxy Voting Procedures, the Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee, a subcommittee of the Adviser’s Equity Investment Policy Oversight Committee (“EIPOC”), is comprised of a senior member of the Adviser’s equity management group who is also a member of EIPOC, one or more other senior investment professionals appointed by EIPOC, portfolio managers and investment analysts appointed by EIPOC and any other personnel EIPOC deems appropriate. The Committee will also include two non-voting representatives from the Adviser’s Legal Department appointed by the Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee on the same basis as other interested knowledgeable parties not affiliated with the Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including the Trust, that have delegated proxy voting authority to the Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Adviser believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Adviser will generally seek to vote proxies over which the Adviser exercises voting authority in a uniform manner for all the Adviser’s clients, the Committee, in conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

To assist the Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Adviser by ISS include in-depth research, voting recommendations (although the Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Trust in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

The Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

From time to time, the Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Adviser (each, an “Affiliate”), or a money management or other client of the Adviser, including investment companies for which the Adviser provides investment advisory, administrative and/or other services (each, a “Client”), is involved. The Proxy Voting Procedures and the Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Adviser’s clients.

In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by EIPOC (with advice from the Secretary of the Committee), consisting solely of Committee members selected by EIPOC. EIPOC shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Adviser’s normal voting guidelines or, on matters where the Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Adviser’s fiduciary duties.

In addition to the general principles outlined above, the Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

The Adviser has adopted specific voting guidelines with respect to the following proxy issues:

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Proposals related to the composition of the board of directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is, therefore, best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s number of other directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

•

Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

•

Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

•

Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

•	Routine proposals related to requests regarding the formalities of corporate meetings.

•

Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s board of directors (rather than its shareholders) is best positioned to set fund policy and oversee management. However, the Committee opposes granting boards of directors authority over certain matters, such as changes to a fund’s investment objective, which the Investment Company Act envisions will be approved directly by shareholders.

•

Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

Information about how the Funds voted proxies, if any, relating to securities held in the Funds’ portfolios during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

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Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, Service Organizations and Intermediaries in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

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Securities Holdings of Brokers

As of October 31, 2007, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $[            ]; Lehman Brothers Holdings, Inc., $[            ]; Merrill Lynch & Co., Inc. $[            ]; Goldman, Sachs & Co. $[            ]; UBS Securities LLC $[            ]; PNC Bank N.A., $[            ]; Morgan Stanley Mortgage Capital, Inc. $[            ]; and Morgan Stanley & Co., Inc. $[            ].

As of October 31, 2007, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Morgan Stanley Mortgage Capital, Inc. $[            ]; Morgan Stanley & Co., Inc., $[            ]; UBS Securities LLC, $[            ]; and Goldman, Sachs & Co., $[            ].

As of October 31, 2007, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $[            ]; Goldman, Sachs & Co. $[            ]; Greenwich Capital Markets, Inc. $[            ]; Lehman Brothers, Inc. $[            ]: Morgan Stanley & Co., Inc. $[            ]; and UBS Securities LLC $[            ].

As of October 31, 2007, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. $[            ]; Greenwich Capital Markets, Inc. $[            ]; J.P. Morgan Securities, Inc. $[            ]; Morgan Stanley & Co., Inc. $[            ]; and UBS Securities LLC $[            ].

Certain Record Holders

As of February [    ], 2008, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

Fund/Class	Name and Address of Owner	Percentage of Share Class

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

“A-3” – Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinction within the “B” category.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

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“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)”– Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an “R-2

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(middle)” credit. However, “R-2 (low)” ratings still display a level of credit strength that allows for a higher rating than the “R-3” category, with this distinction often reflecting the issuer’s liquidity profile.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-4” – Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“R-5” – Short-tern debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

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Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks – Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

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The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

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“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” – Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” – Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not publicly rate the associated issue or issuer.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” – Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A”

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is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Long-term debt rated “BB” is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” – Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” –Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” – A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

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Note rating symbols are as follows:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

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“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

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APPENDIX B

ECONOMIC AND FINANCIAL CONDITIONS IN CALIFORNIA

The following information is a brief summary of factors affecting the economy of the State of California and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon publicly available offering statements relating to debt offerings of the State of California; however, it has not been updated nor will it be updated during the year. The Trust has not independently verified this information.

General Economic Conditions

The economy of the State of California (referred to herein as the “State” or “California”) is the largest among the 50 states and is one of the largest in the world, having major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California’s economy slipped into a recession in early 2001, losing 362,000 jobs between January 2001 and July 2003. The recession was concentrated in the State’s high-tech sector and, geographically in the San Francisco Bay Area. The economy has since stabilized with 887,100 jobs gained between July 2003 and March 2007.

California, however, continues to face economic difficulties, particularly in the housing sector, which will continue to slow the California economy. In May 2007, the State Department of Finance projected that the California economy would decelerate in calendar year 2007 before improving in calendar years 2008 and 2009 largely because of declines in residential construction and real estate markets. Recent projections of the State Department of Finance forecast further deterioration in the housing sector that will last longer than anticipated in May 2007 and will continue to slow the California economy. The problems with subprime mortgages and the related financial market volatility and credit tightening have worsened the housing sector downturns and raised the risk of further deterioration. On November 14, 2007, the State Department of Finance reported actual General Fund cash receipts for the month of October 2007 and year-to-date from July 1 through October 31, 2007 were about $1.1 billion, or 3.8 percent, below the total of $29.205 billion forecasted amount for such receipts. The shortfall was in all three major revenue sources of the State (personal income tax receipts, sales and use tax receipts and corporation tax receipts). The State Department of Finance also reported that recent economic data confirmed ongoing effects of the housing slump in the State, with notable weakness in the construction and finance sectors. The State’s economy may also be impacted by a series of large wildfires that occurred in seven counties in Southern California in late October 2007. While there has been significant loss of buildings, it is too early to estimate total damages or to predict whether the fires will ultimately have a noticeable impact on the State’s economy. Total costs to the State’s primary fire fighting fund as of November 2007 were estimated to be about $124 million, and its projected costs for all fires in fiscal year 2007-08 are estimated at approximately $218 million, exceeding the $82 million included in the 2007 Budget Act. Costs above the budgeted amount will be paid from General Fund budget reserves. Because these fires have been declared a federal disaster, an estimated 75 percent of the State’s fire fighting costs should eventually be reimbursed by the Federal Emergency Management Agency.

California’s July 1, 2006 population of approximately 37.4 million represented over 12 percent of the total United States population. California’s population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97 percent of the State’s population resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2006, the 5-county Los Angeles area accounted for 49 percent of the State’s population with over 18.0 million residents and the 11-county San Francisco Bay Area represented 21 percent of the State’s population with a population of nearly 8.0 million.

California total personal income grew by an estimated 6.4 percent in 2006, up from 5.3 percent growth in 2005. Per capita personal income grew by an estimated 5.5 percent in 2006, up from the 4.4 percent gain in 2005. Statewide taxable sales fell to 3.9 percent in 2006 from 7.4 percent in 2005. California exports increased by 13.7 percent in 2006, up from the 5.6 percent gain in 2005. The average level of nonfarm payroll employment grew by 1.8 percent in 2006, after growing by 1.8 percent in 2005. The State unemployment rate was 4.9 percent in 2006 and was 5.6 percent in September 2007. The national unemployment rate in 2006 was 4.6 percent and 4.7 percent in September 2007.

Existing home sales in the State fell by 39 percent from September 2006. Residential construction, measured by the number of residential units for which permits were issued, were down 31 percent from September 2006, while the value of private sector nonresidential permits rose by 6.0 percent from September 2006, although the value of public works construction was down 13 percent.

Prior Fiscal Years’ Budgets

The California economy grew strongly between 1994 and 2000, generally outpacing the nation, and as a result, for the five fiscal years from 1995-96 to 1999-00, the General Fund tax revenues exceeded the estimates made at the time the budgets were enacted. The State ended the 2000-01 fiscal year with a budget reserve of $5.39 billion. However, during fiscal year 2001-02, the State experienced an unprecedented drop in revenues compared to the prior year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between 2001-02 and 2003-04, the State encountered severe budgetary difficulties because of reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these years included substantial reliance on one-time measures, internal borrowing and external borrowing. The State also faced a cash flow crisis during this period which was relieved by the issuance of revenue anticipation warrants in June 2002 and June 2003 and economic recovery bonds in the spring of 2004.

The fiscal year 2004-05 Budget Act (the “2004 Budget Act”) was adopted by the Legislature on July 29, 2004, along with a number of implementing measures, and signed by then Governor Schwarzenegger on July 31, 2004. In approving the budget, the Governor vetoed $116 million in appropriations (including $80 million in General Fund appropriations). The 2004 Budget Act addressed a projected $13.9 billion budget shortfall through expenditure cuts, cost avoidance, fund shifts loans or borrowing, and transfers and other revenue, including the application for budgetary purposes of $2 billion of proceeds of the economic recovery bonds issued in fiscal year 2003-04. As of the release of the 2006-07 Governor’s Budget, the State ended fiscal year 2004-05 with a reserve of $9.1 billion.

The fiscal year 2005-06 Budget Act (the “2005 Budget Act”) was adopted by the Legislature on July 7, 2005, along with a number of implementing measures, and signed by Governor Schwarzenegger on July 11, 2005. In approving the budget, the Governor vetoed $190 million in appropriations (including $115 million in General Fund appropriations). The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 were funded by using a part of the $7.5 billion fund balance at June 30, 2005. Under the 2005 Budget Act, the June 30, 2006 reserve was projected to be $1.302 billion. About $900 million of this reserve was set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

The fiscal year 2006-07 Budget Act (the “2006 Budget Act”) was adopted by the Legislature on June 27, 2006, along with a number of implementing measures, and signed by the Governor on June 30, 2006. In approving the budget, the Governor vetoed $112 million in appropriations. Under the 2006 Budget Act, General Fund revenues were projected to increase 1.2 percent from $92.7 billion in fiscal year 2005–06 to $93.9 billion in fiscal year 2006–07, of which $944 million will be transferred to the Budget Stabilization Account established pursuant to State Proposition 58 approved by State voters in 2004. The revenue projections assumed continued but moderating growth in California’s economy as reflected in several key indicators. The 2006 Budget Act contains General Fund expenditures of $101.3 billion, compared to $92.7 billion in 2005-06. The June 30, 2007 reserve was projected to be $2.1 billion, compared to an estimated June 30, 2006 reserve of $9.5 billion.

Current State Budget

2007 Budget Act. The 2007 Budget Act was adopted by the Legislature on August 21, 2007, along with a number of implementing measures, and signed by the Governor on August 24, 2007. In approving the 2007 Budget Act the Governor vetoed $943 million in appropriations from the General Fund, special funds, and bond funds (including $703 million in General Fund appropriations).

The 2007 Budget Act signed by Governor Schwarzenegger includes the largest reserve of any budget act in the State’s history. The 2007-08 May Revision proposed a total reserve of $2.2 billion. Due to the shortfall in revenue collections that came to light in June 2007, and in recognition of the State’s continuing structural deficit and other potential threats, the Legislature took actions to reduce spending and increase funds available, thereby increasing the total reserve to an unprecedented $3.4 billion. The Governor further reduced spending with $703 million in General Fund vetoes, raising the total reserve to $4.1 billion. As a result, General Fund spending growth in this budget is held to $0.6 billion, or 0.6 percent. However, see “Budget Risks and Structural Deficit” below.

Under the 2007 Budget Act, General Fund revenues and transfers are projected to increase 6.0 percent, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08. The 2007 Budget Act contains General Fund appropriations of $102.3 billion, compared to $101.7 billion in 2006-07. The June 30, 2008 total reserve was projected to be $4.1 billion, similar to the estimated June 30, 2007 reserve. The 2007 Budget Act contains the following major General Fund components:

1. Maximizing the Value of the State’s Student Loan Guarantee Function — The 2007 Budget Act assumes the sale of, or other contractual arrangement for the operation of, California’s student loan guarantee function, generating $1 billion in one-time revenue. The State’s student loan guarantee function is operated through a contract between the California Student Aid Commission (“CSAC”) and EdFund, a non-profit public benefit corporation established by CSAC. EdFund, the second largest guaranty operator in the nation, services student loans for students attending schools in California and throughout the nation. Over half of all loans serviced by EdFund are held by non-California students. This proposal will not adversely affect students’ access to loans or the interest rates students pay for loans (which are set by the federal government). Neither CSAC nor EdFund sets loan interest rates or charge students fees.

2. Repayments and prepayments of prior obligations — The 2007 Budget Act includes $1 billion in prepayments of the Economic Recovery Bonds from moneys transferred to the Budget Stabilization Account, and $5 million of other budgetary debt repayments. This brings the total set aside to repay the Economic Recovery Bonds to $6.8 billion in four years since the bonds were issued. As a result, the Department of Finance projects that the Economic Recovery Bonds will be fully retired in February, 2010, which is 14 years ahead of schedule.

3. Budget Stabilization Account — The 2007 Budget Act fully funds the transfer of $2.045 billion to the Budget Stabilization Account, the full amount pursuant to Proposition 58. Half of this amount, or $1.023 billion, will remain in the Budget Stabilization Account as a rainy-day reserve, and is reported as a reduction of revenues. The other half will be transferred for the purpose of early retirement of Economic Recovery Bonds.

4. Operating Deficit in 2007-08 — Prior to the adjustment for the $1.023 billion transfer to the Budget Stabilization Account, the 2007 Budget Act does not have an operating deficit. However, events subsequent to the 2007 Budget Act have reduced the reserve, and other developments may further require use of the reserves. See “Budget Risks and Structural Deficit” below.

5. Proposition 98 — The 2007 Budget Act includes Proposition 98 General Fund expenditures of $41.5 billion, which is an increase of $712 million, or 1.7 percent, compared to the revised 2006-07 estimate. When property taxes are taken into account, the total Proposition 98 guarantee is $57.1 billion, which is an increase of $2.2 billion, or 3.9 percent. The 2007 Budget Act also continues to include $426 million above the 2006-07 Proposition 98 guarantee level to implement Proposition 49.

6. K-12 Education — The 2007 Budget Act includes $66.8 billion ($41.4 billion General Fund and $25.4 billion other funds) for K-12 education programs in 2007-08. This reflects an increase of $3.5 billion ($1.6 billion General Fund and $1.9 billion other funds). Total per-pupil expenditures are projected to increase by $378 to $11,541 in 2007-08, which includes funds for prior year settle-up obligations.

7. Higher Education — The 2007 Budget Act reflects total funding of $19.7 billion, including $14 billion General Fund and Proposition 98 sources for all major segments of higher education (excluding infrastructure and stem cell research), which reflects an increase of $1.1 billion ($853 million General Fund and Proposition 98 sources) above the revised 2006-07 level. This includes funding for the compacts signed in 2004 with the University of California and the California State University.

8. Health and Human Services — The 2007 Budget Act includes $29.7 billion General Fund for Health and Human Services programs, which is an increase of $301 million from the revised 2006-07 estimate. Total funding from all State funds for Health and Human Services programs is $38.0 billion, which is an increase of $1.6 billion from the revised 2006-07 estimate.

9. Transportation Funding — The 2007 Budget Act includes $1.48 billion to fully fund Proposition 42 in 2007-08. Proposition lA was passed in November 2006 and provides for the repayment of any remaining Proposition 42 debt by the year 2015-16. Pursuant to Proposition 1A, the 2007 Budget Act repays $83 million from the 2003-04 and 2004-05 Proposition 42 suspensions. Because the issuance of tribal gaming bonds continues to be delayed, the 2007 Budget Act also provides for the use of $100 million in tribal gaming compact revenues that will be received in 2006-07, 2007-08, and any future years until the bonds are sold, to repay past loans made from the State Highway Account, the Traffic Congestion Relief Fund, and the Public Transportation Account (“PTA”). Proposition 1B was also passed in November 2006, providing $19.925 billion in bonding authority for a total of 16 programs intended to address a broad range of transportation priorities including rehabilitation and expansion of highways, transit and transit security, port security, and air quality. The authority for the use of any bond funds must be provided for in the Budget Act. The 2007 Budget Act provides a total of $4.2 billion in Proposition 1B funding.

On September 6, 2007, the California Transit Association filed a lawsuit with the Superior Court of Sacramento seeking an injunction to prohibit the use of $1.188 billion in 2007-08 revenues for a number of public transit related programs provided in the 2007 Budget Act and related legislation. The suit also seeks to prohibit similar uses of lesser amounts of these funds in future years. No date has been set for the trial. The 2007 Budget Act uses funding that otherwise would have been transferred to the PTA or used to fund other transit-related costs that had been funded from the General Fund in prior years, including $948 million for payment of debt service on transportation bonds and $228 million for transportation services provided to public school students and Developmental Services Regional Center clients. If successful, the lawsuit would result in more funds being available in the PTA, but would not result in additional expenditure authority for public transportation programs in the current year due to an appropriations cap.

10. Lease of State Lottery — In the 2007-08 May Revision, the Governor proposed an examination of the potential benefits which could be derived from a lease of the State Lottery to private operators. The Governor indicated the belief that if private operators could substantially improve the returns from the Lottery – which currently operates below the national average in per capita receipts – the State may be able to realize substantial new income while still providing a guaranteed payment to schools. The Governor did not include any specific proposal in the 2007-08 May Revision, and the 2007 Budget Act does not include any increased revenue estimate based on such a transaction.

11. Revenue Actions — The 2007 Budget Act includes several revenue proposals that were in the 2007-08 Governor’s Budget. The most significant changes included the repeal of the teacher tax credit, resulting in an estimated revenue gain of $170 million in 2007-08, and additional efforts to reduce the “tax gap,” which tax professionals define as the difference between what taxpayers should pay and what is actually paid, which is estimated to result in $77.5 million in additional personal income tax and corporation tax revenues in 2007-08.

Budget Risks and Structural Deficit. For fiscal year 2007-08, the State faces a number of issues and risks that may impact the General Fund, and reduce the budget reserves included in the 2007 Budget Act (originally $4.1 billion). Some of the larger risk items include the following:

1. Deterioration of revenues below 2007-08 May Revision estimates, primarily as a result of weaker economic conditions in 2007 and early 2008. As described above under “General Economic Conditions,” the Department of Finance has reported receipts for the first four months of the fiscal year were about 3.8 percent below the 2007-08 May Revision forecast, as adjusted for changes adopted in the 2007 Budget Act.

2. Delay in sale of, or other contractual arrangement for the operation of, the State’s student loan guarantee function operated through a non-profit entity, EdFund, past the current fiscal year, and/or lower sale price than was estimated in the 2007 Budget Act. If only delayed, this would not be a permanent revenue loss. The 2007 Budget Act assumes $1 billion in receipts from this sale.

3. The budget reserve has already been reduced by $500 million as a result of an adverse court ruling in a case involving delayed payments to the State Teachers’ Retirement Fund. The courts have determined that payment of prejudgment and post judgment interest on this amount will be required. The State expects to ultimately pay at least $100 million in interest.

4. Additional Proposition 98 spending if the State Controller’s Office’s initial property tax audit report, which is under review, indicates the property tax revenues reported by the schools is generally accurate, and does not validate assumptions in the 2007 Budget Act about property tax growth.

5. Delay in implementation of new procedures for handling of unclaimed property. Transfer of unclaimed property to the General Fund has been enjoined by a court decision; the 2007 Budget Act assumes new procedures approved by the Legislature can be implemented this year which will result in approximately $700 million of receipts. On October 18, 2007, the federal judge overseeing the case approved the State’s procedures and lifted the injunction which prevented the State from collecting unclaimed property funds.

6. Additional costs for employee contracts.

7. There are a variety of individual budget decisions in the area of health, welfare and social services, including litigation, each having an impact of $100 million or more, which may not meet expectations.

8. Four referenda have been certified for the February 5, 2008 statewide primary election ballot, which place approval of four recently amended tribal gaming compacts before voters. The placement of the referenda to the ballot will at a minimum delay the effective date of the compacts, negatively affecting General Fund revenues, but the extent is not known at this time. To the extent that the referenda nullify the ratification of the four compacts in question, the State would not realize approximately $190.1 million in 2007-08 and approximately $307.7 million in 2008-09 of the General Fund revenues that were assumed in the 2007 Budget Act.

9. Potential impact on the General Fund reserve if the lawsuit challenging use of funds in the PTA is successful. See “2007 Budget Act” above.

Approximately $3.5 billion of the budget solutions included in the 2007 Budget Act were one-time actions, which cannot be repeated in 2008-09. Some of the larger one-time actions include sale or other arrangements to maximize value of the State’s student loan guarantee function operated through a nonprofit entity, EdFund, estimated at $1 billion, transfer of $657 million of proceeds from refinancing tobacco securitization bonds, use of $663 million of Public Transportation Account Funds to reimburse the General Fund primarily for debt service on transportation bonds and $437 million of Proposition 98 savings. In part because of these one-time actions, and estimates of program growth based on existing statutory and constitutional requirements, the Administration projects that, absent additional corrective measures, the 2008-09 fiscal year budget will be about $6.1 billion out of balance. Subsequent developments, some noted above, and weaker than projected revenues have caused the Governor’s Administration to expect the operating deficit in 2008-09 will be higher than $6.1 billion, perhaps by a significant amount. The Governor will release his proposals for a balanced 2008-09 budget in January 2008. The Governor announced in December 2007 that he plans to declare a fiscal emergency to address the budget deficit in January 2008 when he makes his budget proposal for fiscal year 2008-09. In California, when the Governor declares a fiscal emergency and submit legislation to address it, the Legislature has 45 days to address the emergency. If lawmakers fail to meet the deadline, they are barred from acting on other bills or from adjourning.

Complete text of the 2007 Budget Act may be found at the website of the Department of Finance (www.dof.ca.gov), under the heading “California Budget.” Information on the website is not incorporated herein by reference.

LAO Assessment. The Legislative Analyst’s Office (the “LAO”) has released several reports which include their estimates and assessments of State budget acts and associated fiscal and economic projections. These include a report titled “California Fiscal Outlook – LAO Projections 2007-08 through 2012-13” dated November 14, 2007. In the report, the LAO makes the following statements in “The Budget Outlook” section:

“At the time the 2007-08 Budget Act was enacted in August 2007, the budget plan focused on closing the gap between General Fund revenues and expenditures for the fiscal year. State revenues and expenditures were both projected to be $102.3 billion. The plan also had a $4.1 billion reserve…We have updated our forecast of the 2007-08 General Fund condition to reflect (1) key changes that have occurred since August and (2) updated revenue and expenditure forecasts. Almost all of these factors have been negative…[T]he deterioration of the state’s budget outlook is due to a combination of a worsening economic and revenue picture, delayed benefits from budget solutions, and higher costs. We project that the state’s 2007-08 budget has deteriorated by a total of almost $6 billion. Consequently, rather than having a $4.1 billion reserve, the state faces a 2007-08 year-end deficit of $1.9 billion…”

“[W]e project that 2008-09 will begin the year with a negative reserve of $1.9 billion. In 2008-09, we project revenues will climb to $103.5 billion, an increase of 4.6 percent from the current year. We project expenditures will total $111.4 billion, an increase of 7 percent. Consequently, under our current-law projections, the General Fund would be left with a 2008-09 year-end deficit of $9.8 billion absent corrective actions…Our forecast of an $8 billion gap between 2008-09 revenues and expenditures is worse than our earlier projections. This is largely the result of the ongoing impact of our reduced revenue forecast. Partially offsetting this decline is the shift in our forecast of revenues from 2007-08 to 2008-09 for the sale of EdFund…The state’s budget woes are projected to continue through 2012-13. In 2009-10, the state would once again face an operating shortfall of $8 billion. After that, the annual operating shortfall would drop to the range of $3 billion per year. The primary factor responsible for this decline in the shortfall after 2009-10 is that the $11.3 billion in previously issued deficit-financing bonds would be fully paid off in the spring of 2010. This will free up over $3 billion in annual debt service payments beginning in 2010-11…”

Publications from the LAO can be read in full by accessing the LAO’s website (www.lao.ca.gov) or by contacting the LAO at (916) 445-4656. Information on the website is not incorporated herein by reference.

Treasurer’s Report. On October 1, 2007, the State Treasurer issued a report entitled “Looking Beyond the Horizon: Investment Planning for the 21st Century” (the “Treasurer’s Report”), which provides a 20-year planning horizon and bifurcates the projected State General Fund spending between debt service payments and operating expenditures. According to the Treasurer’s Report, the State has a structural budget deficit that could grow up to $14.6 billion, or an average annual revenue deficit of 3.5%, by Fiscal Year 2027-28. The Treasurer’s Report proposes various measures to address the structural budget imbalance, including lessening the life-cycle costs of government facilities by increasing energy efficiency, reducing criminal recidivism, broadening the sales tax base by extending it to certain services, funding infrastructure development and operation through user-pays financing and financing transportation infrastructure with revenue bonds. The Treasurer’s Report can be read in full by accessing the Treasurer’s website (www.treasurer.ca.gov) or by contacting the State Treasurer’s Office at (800) 900-3873.

Future Budgets

It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

Ratings

Currently, the following ratings for the State of California general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch”):

Fitch	Moody’s	S&P
A+	A1	A+

These ratings apply to the State only and are not indicative of the ratings assigned to local governments, such as counties, cities, school districts and other local agencies.

Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

Local Governments

General. The primary units of local government in the State are 58 counties, ranging in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for providing many basic services, including indigent healthcare, welfare, jails and public safety in unincorporated areas. There are also 478 incorporated cities in the State and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of Proposition 13, which added Article XIIIA to the State Constitution, was approved by State voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local governmental entities, and have been required to maintain many services.

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges, by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources such as sales taxes and reduced certain mandates for local services funded by cities and counties.

The 2004 State Budget Act, related legislation and the enactment of Proposition 1A in 2004 (described below) dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the “State–local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, which previously received all VLF revenues, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive.

As part of the State-local agreement, Proposition 1A (“Proposition 1A”) was approved by the voters at the November 2004 election. Proposition 1A amended the State Constitution to, among other things, reduce the Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008–09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two–thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of ten fiscal years, and only if previous borrowings have been repaid. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. Proposition 1A also prohibits the State from mandating activities on cities, counties or special districts without providing the funding needed to comply with the mandates. Beginning in fiscal year 2005–06, if the State does not provide funding for the mandated activity, the requirement on cities, counties or special districts to abide by the mandate is suspended. In addition, Proposition 1A expanded the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Proposition 1A do not apply to schools or community colleges or to mandates relating to employee rights.

Welfare. The entire Statewide welfare system was changed in response to the change in federal welfare law in 1996. The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (P.L. 104–193) fundamentally reformed the nation’s welfare system. The Law included, among other things, provisions to convert Aid to Families with Dependent Children, an entitlement program, to Temporary Assistance for Needy Families (“TANF”), a block grant program with lifetime time limits on TANF recipients, work requirements and other changes. The revised basic State welfare system, California Work Opportunity and Responsibility to Kids (“CalWORKs”) which embodies the State’s response to the federal welfare system, contains time limits on the receipt of welfare aid and the linkage of eligibility to work participation requirements. Under the CalWORKs program, counties are give flexibility to develop their own plans, consistent with State law to implement the program and to administer many of its elements. Counties are still required to provide “general assistance” aid to certain persons who cannot obtain welfare from other programs.

Caseload under CalWORKs is projected to decrease by 12.3 percent in 2007-08 from the 2006-07 projection. The revised CalWORKs caseload projections are 461,200 cases in fiscal year 2006–07 and 457,500 cases in fiscal year 2007–08. This represents a major decline in caseload from the rapid growth of the early 1990s, when caseload peaked at 921,000 cases in fiscal year 1994–95. Since CalWORKs’ inception in January 1998, caseload has declined by over 35 percent.

The 2007 Budget Act includes total CalWORKs-related expenditures of $7.2 billion for fiscal year 2007-08, compared to $7 billion for the revised 2006-07 level. In an effort to address the State’s structural deficit, the 2007 Budget Act includes several measures that will provide substantial General Fund relief without reducing CalWORKs benefits, including suspending the fiscal year 2007-08 cost-of-living adjustment, utilizing available Proposition 98 resources in lieu of federal TANF funds to fully fund child care, and allocating a portion of TANF reserve funds on a one-time basis to offset General Fund costs in the program. These and several other measures are projected to generate over $546 million in General Fund savings in fiscal year 2007-08.

The federal Deficit Reduction Act of 2005 included legislation that reauthorized and extended the TANF program until September 30, 2010. The federal reauthorization legislation modifies countable work activities under TANF and applies new federal work participation rates to separate state programs. In addition, because reauthorization legislation effectively eliminates the State’s caseload reduction credit, the bulk of the CalWORKS caseload will be subject to the 50 percent work participation rate beginning in federal fiscal year 2007. Considerable improvement in work participation rates must be achieved to avoid federal penalties, which could cost the State and counties more than $1.5 billion from the General Fund over a five-year period beginning in fiscal year 2009-10.

Although California’s policy to date has been to limit total CalWORKs spending to only the available federal TANF Block Grant and combined State and county maintenance of effort (“MOE”) funds, the 2007-08 Budget Act identifies MOE expenditures in excess of the required level. By identifying expenditures of $385.5 million in fiscal year 2007-08 to be counted toward the MOE in excess of the required level, the State’s caseload reduction credit will increase by an estimated 10 percent in federal fiscal year 2009.

Trial Courts. Prior to legislation enacted in 1997, local governments provided the majority of funding for the State’s trial court system. The legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source and relieve fiscal pressure on counties. For fiscal years 2006-07 and 2007-08, the State’s trial court system will receive approximately $2.6 billion in each fiscal year, and $499 million in resources from the counties in each fiscal year.

Constitutional and Statutory Limitations on Taxes and Appropriations;

Constraints on the State Budget Process; Future Initiatives

Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, restricted the use of the State’s General Fund or special fund revenues, or otherwise limited the State Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Article XIIIA of the State Constitution, which resulted from the voter-approved Proposition 13 passed in 1978, which, among other things, required that any change in State taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each house of the Legislature. Examples of provisions restricting the use of General Fund revenues are Article XIIIB of the State Constitution, which limits the amount of appropriations (not including expenditures for voter-approved debt service) of the State and of the local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population and the services that local governments have financial responsibility for providing, Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1988, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

More recently, a new series of constitutional amendments sponsored by Governor Schwarzenegger and approved by the voters, have also affected the budget process. These include Proposition 1A (described under “Local Governments” above) and Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits. Proposition 58 and other voter initiatives affecting the budget process are described below.

Proposition 58, approved by the voters in 2004, requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover fiscal year end deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would in some cases have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance and the Governor calls a special legislative session to address the shortfall. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

If the Governor determines that the State is facing substantial revenue shortfalls or spending increases, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the fiscal emergency within 45 days, the Legislature would be prohibited from: (i) acting on any other bills or (ii) adjourning in joint recess until such legislation is passed.

Proposition 58 also requires that a special reserve (the “Budget Stabilization Account”) be established in the State’s General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3 percent by fiscal year 2008-09) will be transferred by the State Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. Proposition 58 also provides that one-half of the annual transfers shall be used to retire the State’s Economic Recovery Bonds, until a total of $5 billion has been used for that purpose. The 2007 Budget Act funds the full transfer of $2.045 billion to the Budget Stabilization Account, of which $1.023 billion will be used to retire Economic Recovery Bonds. A total of $1.495 billion of the $5 billion amount has now been allocated for retirement of the Economic Recovery Bonds.

Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as: (i) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (ii) inter-fund borrowings.

An initiative statute, Proposition 49, called the “After School Education and Safety Program of 2002,” was approved by the voters on November 5, 2002, and requires the State to expand funding for before and after school programs in the State’s public (including charter) elementary, middle and junior high schools. This increase was first required in fiscal year 2006-07, and the 2006 Budget Act provided $550 million for these programs. The 2007-08 budget bill proposed to continue providing $550 million, allocating $547 million for grants for before- and after-school programs, and $3.0 million for administrative costs for the California State Department of Education. The additional funds are added to the Proposition 98 minimum funding guarantee for K-14 education and, in accordance with the initiative, cannot be reduced in future years unless the Proposition 98 guarantee is suspended.

On November 2, 2004, the voters approved Proposition 63, which imposes a one percent tax surcharge on taxpayers with annual taxable income of more than $1 million for purposes of funding and expanding mental health services. In addition, Proposition 63 prohibits the Legislature or the Governor from redirecting funds now used for mental health services to other purposes or from reducing General Fund support for mental health services below the levels provided in fiscal year 2003-04.

On November 7, 2006, voters approved Proposition 1A, which was placed on the ballot by the Legislature as Senate Constitutional Amendment No. 7 (“SCA 7”), to protect Proposition 42 transportation funds from any further suspensions. Provisions of the State Constitution enacted as Proposition 42 in 2002, permit the suspension of the annual transfer of motor vehicle fuel sales tax revenues from the General Fund to the Transportation Investment Fund if the Governor declares that the transfer will result in a “significant negative fiscal impact” on the General Fund and the Legislature agrees with a two-thirds vote of each house. SCA 7 modified the constitutional provisions of Proposition

42 in a manner similar to Proposition 1A of 2004, so that if such a suspension occurs, the amount owed to the General Fund must be repaid to the Transportation Investment Fund within three years, and only two such suspensions can be made within any ten-year period. In 2003-04, the scheduled Proposition 42 transfer of $868 million was suspended, and in 2004-05 the full transfer of $1.258 billion was suspended. The Proposition 42 transfer was fully funded in 2005-06 at $1.359 billion. The 2006 Budget Act fully funded the Proposition 42 transfer at $1.428 billion for 2006-07, and also included $1.415 ($1.215 billion from the General Fund) for advance repayment of a portion of the 2003-04 and 2004-05 suspensions. The 2007 Budget Act fully funds the Proposition 42 transfer at $1.481 billion and the required repayment for remaining Proposition 42 debts at $83 million for 2007-08.

A proposed initiative measure has qualified for the February 5, 2008 Statewide election, which would, among other things, modify Proposition 98 to create a separate funding guarantee for community colleges, different from the funding guarantee for K-12 schools.

The Fund cannot predict the impact of legislation on the bonds in the Fund’s portfolios. Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State’s ability to fund such programs by raising taxes.

Pending Litigation

The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. Information regarding some of the more significant litigation pending against the State would ordinarily be included in various public documents issued thereby, such as the official statements prepared in connection with the issuance of general obligation bonds of California. Such official statements may be obtained by contacting the State Treasurer’s Office at 800-900-3873 or at www.treasurer.ca.gov. Information on the website is not incorporated herein by reference.

APPENDIX C

ECONOMIC AND OTHER CONDITIONS IN NEW YORK

The following information is a brief summary of factors affecting the economy of New York City (“New York City” or the “City”) or New York State (the “State” or “New York”) and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon the most recent publicly available offering statements relating to debt offerings of state and local issuers and other financial and demographic information, and it does not reflect recent developments since the dates of such offering statements and other information. The Fund has not independently verified this information.

The State, some of its agencies, instrumentalities and public authorities and certain of its municipalities have sometimes faced serious financial difficulties that could have an adverse effect on the sources of payment for or the market value of the New York municipal bonds in which the Fund invests.

New York City

General. The City, with a population of approximately 8,000,000, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City’s total employment earnings. Additionally, the City is a leading tourist destination. Manufacturing activity in the City is conducted primarily in apparel and printing.

For each of the 1981 through 2007 fiscal years, the City’s General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles (“GAAP”), after discretionary and other transfers. City fiscal years end on June 30 and are referred to by the calendar year in which they end. The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without proposed tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City’s economic base.

As required by the law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City’s capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s current financial plan projects budget balance in the 2008 fiscal year and budget gaps for each of the 2009 through 2011 fiscal years. A pattern of current year balance and projected subsequent year budget gaps has been consistent through the entire period since 1982, during which the City has achieved an excess of revenues over expenditures, before discretionary transfers, for each fiscal year. The City is required to submit its financial plans to the New York State Financial Control Board (the “Control Board”).

The Mayor is responsible for preparing the City’s financial plan which relates to the City and certain entities that receive funds from the City, including the financial plan for the 2008 through 2011 fiscal years submitted to the Control Board on June 20, 2007 (the “June Financial Plan”) and Modification No. 08-1 to the June Financial Plan (as so modified the “2008-2011 Financial Plan” or “Financial Plan”). The City’s projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Such assumptions and contingencies include the condition of the regional and local economies, the provision of State and federal aid, the impact on City revenues and expenditures of any future federal or State policies affecting the City and the cost of future labor settlements.

The City Comptroller and other agencies and public officials, from time to time, issue reports and make public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. (See “Certain Reports” herein).

City’s Financing Program. Implementation of the Financial Plan is dependent upon the City’s ability to market its securities successfully. Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the New York City Municipal Water Finance Authority (the “Water Authority”) and the New York City Transitional Finance Authority (“TFA”). In addition, the City may issue revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

2008-2011 Financial Plan. For the 2007 fiscal year, the City’s General Fund had an operating surplus of $4.67 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2007 fiscal year is the twenty-seventh consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

The City’s expense and capital budgets for the 2008 fiscal year were adopted on June 15, 2007. The June Financial Plan, which was consistent with the City’s expense and capital budgets as adopted for the 2008 fiscal year, projected revenues and expenditures for the 2008 fiscal year balanced in accordance with GAAP, and projected gaps of $1.6 billion, $3.4 billion and $4.4 billion in fiscal years 2009 through 2011, respectively.

On October 26, 2007, the City submitted to the Control Board the Financial Plan which is a modification to the June Financial Plan and projects revenues and expenses for the 2008 fiscal year balanced in accordance with GAAP, and projects gaps of $2.7 billion, $4.8 billion and $6.5 billion in fiscal years 2009 through 2011, respectively.

The Financial Plan reflects decreases in projected net revenues since the June Financial Plan totaling $138 million, $577 million, $638 million and $852 million in fiscal years 2008 through 2011, respectively. The decreases reflect the projected impact of recent developments in the financial markets that are adversely affecting securities industry profitability and the number and value of real estate transactions that are consummated, resulting in reductions in real property transfer and personal and business income tax revenues. They also reflect a reduction in long-term economic growth forecasts for the United States and the City. Changes in projected tax revenues include (i) decreases in real property related transaction tax revenues of $256 million, $181 million, $226 million and $306 million in fiscal years 2008 through 2011, respectively; (ii) decreases in personal income tax revenues of $22 million, $272 million, $281 million and $426 million in fiscal years 2008 through 2011, respectively; (iii) decreases in business income tax revenues of $75 million, $142 million, $105 million and $90 million in fiscal years 2008 through 2011, respectively; (iv) increases in sales tax revenues of $92 million in fiscal year 2008 and decreases in sales tax revenues of $6 million, $52 million and $58 million in fiscal years 2009 through 2011, respectively; (v) increases of $100 million in tax audit revenues in fiscal year 2008; and (vi) increases in hotel and all other non-property tax revenues of $22 million, $25 million, $25 million and $27 million in fiscal years 2008 through 2011, respectively.

The Financial Plan also reflects, since the June Financial Plan, increases in projected net expenditures totaling $158 million, $307 million, $786 million and $1.2 billion in fiscal years 2008 through 2011, respectively. Changes in projected expenditures include: (i) increases in labor costs totaling $90 million, $436 million, $1.1 billion and $1.6 billion in fiscal years 2008 through 2011, respectively, reflecting settlements of labor negotiations and the provision for similar increases for collective bargaining units not yet settled; (ii) increases in agency spending of $64 million, $28 million, $29 million and $30 million in fiscal years 2008 through 2011, respectively; (iii) an increase in debt service costs of $4 million in fiscal year 2008 and decreases in debt service costs of $32 million, $75 million and $50 million in fiscal years 2009 through 2011, respectively; and (iv) decreases in pension contributions of $125 million, $240 million and $350 million in fiscal years 2009 through 2011, respectively, as a result of higher-than-assumed rates of return on the investment of pension assets.

The Financial Plan also reflects the enactment of some of the tax programs previously reflected in the tax reduction program in the June Financial Plan, reducing tax revenues by $222 million, $268 million, $292 million and $333 million in fiscal years 2008 through 2011, respectively. The enacted programs include (i) a childcare tax credit with an estimated cost of $42 million, $43 million, $44 million and $45 million in fiscal years 2008 through 2011, respectively, (ii) personal and small business income tax credits and reductions with an estimated cost of $70 million, $108 million, $109 million and $166 million in fiscal years 2008 through 2011, respectively; and (iii) the City sales tax exemption for clothing and footwear purchases with an estimated cost of $110 million, $117 million, $119 million and $122 million in fiscal years 2008 through 2011, respectively.

On July 1, 2008, the local sales tax, which is currently imposed by the State at the rate of 4%, will expire and, absent legislative action, a 3% local sales tax imposed by the City would be in effect. The Financial Plan assumes that the City will receive the legislative authorization to continue the local sales tax at the rate of 4%. If the City did not receive such authorization, sales tax revenues would be reduced by approximately $1.19 billion, $1.25 billion and $1.31 billion in fiscal years 2009 through 2011, respectively.

The Financial Plan also does not reflect additional expense budget costs that would be incurred, unless there is a change in applicable law, as a result of Statement No. 49 of the Governmental Accounting Standards Board (“GASB 49”), which becomes effective on July 1, 2008 relating to the accounting treatment of pollution remediation costs. Currently, many of these costs are included in the City’s capital budget and financed through the issuance of bonds. Preliminary estimates indicate that such additional expense budget costs could be approximately $500 million annually.

On October 30, 2007, the Director of Management and Budget of the City directed City agencies to submit spending reduction programs of 2.5% for fiscal year 2008 and 5% for fiscal year 2009 in controllable City-funded spending, in order to provide overall City budget relief of $500 million in fiscal year 2008 and $1 billion in fiscal year 2009.

For information on reports issued by the City Comptroller and others reviewing and commenting on the Financial Plan and the June Financial Plan and identifying various risks, see “Certain Reports” herein.

Assumptions. The Financial Plan is based on numerous assumptions, including the condition of the City’s and the region’s economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2008 through 2011 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City’s required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the Financial Plan and to take various other actions to assist the City; the ability of the New York City Health and Housing Corporation (“HHC”) and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City’s budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and the ability of the City and other financing entities to market their securities successfully in the public credit markets. Certain of these assumptions are reviewed in reports issued by the City Comptroller and other public officials. See “Certain Reports” herein.

The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City’s control, will be realized.

Personal Service Costs and Other Post-Employment Benefits. The Financial Plan projects that the authorized number of City-funded full-time and full-time equivalent employees whose salaries are paid directly from City funds, as opposed to federal or State funds or water and sewer funds, will increase from an estimated level of 270,424 on June 30, 2008 to an estimated level of 270,578 by June 30, 2011.

Other Fringe Benefits includes $1.5 billion, $1.6 billion, $1.7 billion and $1.9 billion in fiscal years 2008 through 2011, respectively, for OPEB expenditures for current retirees, which costs are currently paid by the City on a pay-as-you-go basis. For its fiscal year 2007, the City reported an OPEB liability of $57.8 billion in its government-wide financial statements, based upon an actuarial valuation and in accordance with Statement No. 45 of the Governmental Accounting Standards Board (“GASB 45”). There is no requirement to fund such liability.

Intergovernmental Aid. For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be delays or reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City’s cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction or a delay in the receipt of federal grants which could have adverse effects on the City’s cash flow or revenues.

Certain Reports. From time to time, the Control Board staff, the Office of the State Deputy Comptroller (“OSDC”), the City Comptroller, the Independent Budget Office (“IBO”) and others issue reports and make public statements regarding the City’s financial condition, commenting on, among other matters, the City’s financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City’s future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

On December 3, 2007, the City Comptroller released a report on the state of the City’s economy and finances, which included a review of the Financial Plan. The report notes that the City’s revenue projections are now lower than at the time of the June Financial Plan and that, coupled with significant increases in labor costs, the Financial Plan foresees budget gaps beginning in fiscal year 2009 that grow to $6.46 billion by fiscal year 2011.

In his report, the City Comptroller identified net resources and risks for fiscal years 2008 through 2011 which, when added to the projected results in the Financial Plan, would result in a surplus of $150 million in fiscal year 2008 and gaps of $2.66 billion, $5.01 billion and $6.42 billion in fiscal years 2009, 2010 and 2011, respectively. The difference from the Financial Plan projections results primarily from the City Comptroller’s tax revenue projections, which exceed those in the Financial Plan by $255 million, $170 million and $35 million in fiscal years 2008, 2009 and 2011, respectively, but are $135 million less in fiscal year 2010. The report identified net expenditure risks which offset the higher revenue projections by $105 million, $102 million and $52 million in fiscal years 2008 through 2010, respectively, and an offset to expenditures of $5 million in fiscal year 2011 resulting from: (i) increased overtime expenditures of $100 million in each of fiscal years 2008 through 2011; and (ii) the shortfall in assumed federal education aid of $50 million in fiscal year 2008 and $100 million in each of fiscal years 2009 through 2011 offset by projected savings in judgment and claims expense of $35 million, $88 million, $138 million and $195 million in fiscal years 2008 through 2011, respectively, and projected savings in baseline public assistance grants of $10 million in each year of the Financial Plan.

On December 6, 2007, the staff of OSDC issued a report on the Financial Plan. The report identified net risks to the Financial Plan of approximately $154 million, $371 million, $481 million and $764 million in fiscal years 2008 through 2011, respectively, which, when added to the results projected in the Financial Plan, would produce gaps of $154 million, $3.1 billion, $5.3 billion and 7.2 billion in fiscal years 2008 through 2011, respectively.

The risks to the Financial Plan identified in the report include: (i) the failure of the State to restore revenue sharing payments of $327 million in each of fiscal years 2008 through 2011; (ii) increased spending for uniformed agency overtime of $90 million in fiscal year 2008 and $120 million in each of fiscal years 2009 through 2011; (iii) increased public assistance costs for the shelter allowance for residents of public housing of $5 million, $13 million, $17 million and $18 million in fiscal years 2008 through 2011, respectively; (iv) reduced tax revenue of $150 million in fiscal year 2009 and $200 million in each of fiscal years 2010 and 2011; (v) increased expenses related to Federal work force participation rate requirements of $100 million in each of fiscal years 2010 and 2011; and (vi) increased expenditures to subsidize the Metropolitan Transportation Authority in fiscal year 2011 of $300 million. The report noted that such risks could be partially offset by possible additional resources, including: (i) increased tax revenue collections of $200 million in fiscal year 2008; (ii) the availability of $50 million, $220 million, $260 million and $275 million in fiscal years 2008 through 2011, respectively, if the proposed PlaNYC 2030 Financing Authority is not created by the State; and (iii) savings of $18 million, $19 million, $23 million and $26 million in fiscal years 2008 through 2011, respectively, if modest tax cuts are not enacted by the State.

The report also noted that certain City-related public entities which face significant financial challenges could draw on City resources. Other significant issues identified by OSDC in the report include (i) the possibility of higher collective bargaining costs for uniformed employees; (ii) the growing cost of certain post-employment benefits for City employees; (iii) the effects of required accounting changes on the City’s ability to finance certain pollution remediation costs as a result of GASB 49; and (iv) the City’s rising debt burden, which is projected to increase annually and consume 13.7 percent of City fund revenues in fiscal year 2011. The OSDC report did not quantify the potential financial impact on the City from these issues.

On December 6, 2007, the staff of the Control Board issued a report on the Financial Plan. The report notes that the Financial Plan recognizes that the City is in the midst of a transition from the robust economic expansion of the past four years to a leaner period of slower growth over the next four years. The report quantified possible additional resources, partially offset by certain risks, to the Financial Plan. The report identified possible net additional resources of $376 million, $60 million, $53 million and $60 million in fiscal years 2008 through 2011, respectively. When combined with the results projected in the Financial Plan, these net additional resources would result in an estimated surplus of $376 million in fiscal year 2008 and estimated gaps of $2.7 billion in fiscal year 2009, $4.8 billion in fiscal year 2010 and $6.4 billion in fiscal year 2011. The possible additional resources identified in the report result from: (i) increased tax revenues of $300 million in fiscal year 2008; and (ii) increased miscellaneous revenues of $125 million in fiscal year 2008 and $150 million in each of fiscal years 2009 through 2011. The risks identified in the report are increased uniformed services overtime expenses of $49 million, $90 million, $97 million and $90 million in fiscal years 2008 through 2011, respectively.

Seasonal Financing Requirements. The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. To finance its projected cash flow needs, the City issued $1.5 billion of short-term obligations in fiscal years 2002, 2003 and 2004. No short-term obligations were required to be issued in each of fiscal years 2005, 2006 and 2007. The City regularly reviews its cash position and the need for short-term borrowing. The Financial Plan does not include the issuance of short term obligations in fiscal year 2008. The Financial Plan reflects the issuance of short term obligations in the amount of $2.4 billion in each of fiscal years 2009 through 2011.

Outstanding Indebtedness. As of September 30, 2007, the City had approximately $36.554 billion of outstanding net long term debt.

Water, Sewer and Waste. The City’s financing program includes the issuance of water and sewer revenue bonds by the Water Authority which is authorized to issue bonds to finance capital investment in the City’s water and sewer system. Pursuant to State law, debt service on this indebtedness is secured by water and sewer fees paid by users of the water and sewer system. Such fees are revenues of the Water Board, which holds a lease interest in the City’s water and sewer system. After providing for debt service on obligations of the Water Authority and certain incidental costs, the revenues of the Water Board are paid to the City to cover the City’s costs of operating the water and sewer system and as rental for the system. The City’s Ten-Year Capital Strategy applicable to the City’s water and sewer system covering fiscal years 2008 through 2017, projects City-funded water and sewer investment (which is expected to be financed with proceeds of Water Authority debt) at approximately $19.3 billion. The City’s Capital Commitment Plan for fiscal years 2008 through 2011 reflects total anticipated City-funded water and sewer commitments of $10.9 billion which are expected to be financed with the proceeds of Water Authority debt.

TFA. The TFA is authorized to issue $13.5 billion of obligations for general City capital purposes, all of which have been issued. Such obligations are secured by the City’s personal income tax revenues and, to the extent such revenues do not satisfy specified debt ratios, sales tax revenues. The City is seeking legislation to increase the statutory cap on the TFA’s indebtedness for general City capital purposes. In addition, the TFA is authorized to have outstanding $9.4 billion of Building Aid Revenue Bonds to pay for a portion of the City’s five-year educational facilities capital plan. Building Aid Revenue Bonds are secured by State building aid, which the Mayor has assigned to the TFA. To date, the TFA has issued $1.3 billion of Building Aid Revenue Bonds and expects to issue $1.394 billion, $1.394 billion and $698 million of such bonds in fiscal years 2008 through 2010, respectively.

Litigation. The City is a defendant is a significant number of lawsuits. While the ultimate outcome and fiscal impact, if any, on the City of the proceedings and claims described below are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City’s ability to carry out the Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 2007 amounted to approximately $5.4 billion.

New York State

The New York Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse, with a comparatively large share of the nation’s financial activities, information, education, and health services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. In 2003, Federal and state governments began reporting employment and wage statistics in accordance with the North American Industry Classification System (“NAICS”) industrial classification system.

Under NAICS, the services industries include professional and business services, private education and healthcare, leisure and hospitality services, and other services. These industries account for more than four of every ten nonagricultural jobs in New York, and account for a higher proportion of total jobs than the rest of the nation. Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, which hosts high concentrations of manufacturers of transportation and other types of equipment. As defined under NAICS, the trade, transportation, and utilities supersector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by wage share. This sector accounts for slightly less employment and wages for the State than for the nation. New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes more than one-fifth of total wages. Farming is an important part of the economy in rural areas, although it constitutes only about 0.2 percent of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation’s leaders in the production of these commodities. Federal, State and local governments together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Manufacturing and construction account for smaller shares of employment for the State than for the nation, while service industries account for a larger share. The financial activities sector share of total wages is particularly large for the State relative to the nation. Thus, the State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

Economic and Demographic Trends. In calendar years 1990 through 1998, the State’s rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-1991 recession and post-recession period, the economies of the State and much of the rest of the Northeast were more heavily damaged than the nation as a whole and were slower to recover. However, the situation subsequently improved. In 1999, for the first time in 13 years, State employment growth surpassed that of the nation, and in 2000 the rates were essentially the same. In 2001, the September 11th attack resulted in a downturn in New York that was more severe than for the nation as a whole. Although the State unemployment rate was higher than the national rate from 1991 to 2000, the gap between them has since closed.

Total State nonagricultural employment has declined as a share of national nonagricultural employment. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is an employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

Recent Events: The State ended its 2006-2007 fiscal year on March 31, 2007 in balance on a cash basis, with a reported closing balance in the General Fund of $3.0 billion. The Governor’s Executive Budget for the 2007-2008 fiscal year projected ending the 2007-2008 fiscal year in balance on a cash basis, with a closing balance in the General Fund of $3.0 billion, and projected gaps of $2.3 billion in fiscal year 2008-2009, $4.5 billion in fiscal year 2009-2010, and $6.3 billion in fiscal year 2010-2011, assuming that all of the Governor’s Executive Budget savings proposals were implemented. The State Legislature completed action on the budget for the 2007-2008 fiscal year on April 1, 2007 (the “Enacted Budget”).

The State released its Annual Information Statement on May 8, 2007 (the “Annual Information Statement”), which reflected the State Legislature’s modifications to the Governor’s Executive Budget for the 2007-2008 fiscal year, and revisions to spending estimates in the Enacted Budget through April 19, 2007, the date of the State financial plan. In the Annual Information Statement, the State Division of the Budget (“DOB”) noted that the Enacted Budget, similar to the Governor’s Executive Budget, also projected ending the 2007-2008 fiscal year in balance on a cash basis, but that the Enacted Budget projected a closing balance in the General Fund of $3.0 billion and projected gaps of approximately $3.1 billion in fiscal year 2008-2009, $4.8 billion in fiscal year 2009-2010 and $6.6 billion in fiscal year 2010-2011.

The State updates the Annual Information Statement quarterly, and released updates to the Annual Information Statement dated August 3, 2007 (the “August AIS Update”) and November 15, 2007 (the “November AIS Update”). The November AIS Update contains information regarding changes to the Enacted Budget, revisions to the State financial plan projections for fiscal years 2007-2008 through 2010-2011, operating results for the first half of fiscal year 2007-2008, an updated economic forecast for the nation and State, GAAP basis projections for fiscal year 2007-2008, a summary on debt and capital management, a discussion of special considerations related to the State financial plan for fiscal year 2007-2008, a summary of GAAP-basis results for the 2006-2007 fiscal year, State retirement system information, updated information on the activities of certain public authorities and localities and the status of certain litigation with the potential to adversely affect the State’s finances. The November AIS Update also contains extracts from the Mid-Year Update to the 2007-2008 Financial Plan (the “Mid-Year Financial Plan Update”) which the State issued on October 30, 2007. The Updated Financial Plan projects ending fiscal year 2007-2008 in balance on a cash basis, with a closing balance in the General Fund of $2.8 billion, and projected gaps of $4.3 billion in fiscal year 2008-2009, $6.2 billion in fiscal year 2009-2010 and $7.9 billion in fiscal year 2010-2011.

The Annual Information Statement, the November AIS Update and the Mid-Year Financial Plan Update identify a number of risks inherent in the implementation of the Enacted Budget and the State financial plan. Such risks include court actions affecting the receipts and disbursements included in the Enacted Budget; costs that could materialize as a result of adverse rulings in pending litigation; federal disallowances or other federal actions that could produce adverse effects on the State’s projections of receipts and disbursements; costs that may materialize in connection with the State’s negotiation of future collective bargaining agreements with the State’s employee unions and salary increases to the judiciary and other elected officials; potential lower lottery revenue estimates and risks relating to the national and local economies that can increase the demand for means-tested programs like Medicaid and welfare; including large increases in energy prices, national security concerns and financial sector performances. (See “Special Considerations” herein).

Special Considerations. In any year, the State financial plan is subject to risks that, if they were to materialize, would affect operating results. Many complex political, social, and economic forces influence the State’s economy and finances. Such forces may affect the State financial plan unpredictably from fiscal year to fiscal year. For example, the State financial plan is necessarily based on forecasts of national and State economic activity. Economic forecasts have frequently failed to accurately predict the timing and magnitude of specific and cyclical changes to the national and State economies. The State financial plan also relies on estimates and assumptions concerning Federal aid, law changes, and audit activity.

The November AIS Update identified the following as the most significant risks to the State financial plan:

The most significant short-term risks include the potential cost of collective bargaining agreements for State employees (each 1 percent increase is valued at $93 million in the General Fund and $135 million in All Funds, which includes both state and Federal Funds) and salary increases for the Judiciary (and possibly other elected officials) in 2007-2008 and beyond; potential Federal disallowances arising from audits related to Medicaid claims under the School Supportive Health Services program; proposed Federal rule changes concerning Medicaid payments; and underperformance of the national and state economies that can affect state revenues and increase the demand for means-tested programs such as Medicaid and welfare.

Although the profile of risks has not changed materially since the August AIS Update, there have been some changes in risks associated with Video Lottery Terminal (“VLT”) revenues discussed below. In addition, the Mid-Year Financial Plan Update estimates now incorporate a prior risk by assuming that Belmont will open in 2010-2011 and has removed revenues from new facilities that have not yet been authorized by the Legislature.

The State’s four-year financial plan includes VLT revenue estimates from currently operating gaming facilities. The Mid-Year Financial Plan Update counts on VLT revenues from existing facilities of $475 million in 2007-2008 and $514 million in 2008-2009. Revenues are projected to increase to $644 million in 2009-2010 and $850 million in 2010-2011, reflecting the expected opening of the Aqueduct facility in 2009-2010 and the Belmont facility in 2010-2011. VLT revenues support K-12 education spending and any shortfall is expected to be covered by the General Fund.

In addition, the most significant risks to the revised revenue forecast are as follows:

•

A significant downside risk remains with respect to the performance of financial sector firms. Continued poor performance in fourth quarter results for Wall Street companies could reduce bonus payouts more than expected.

•

The housing market could become a more significant drag on the economy, especially if the foreclosure rate on subprime mortgages is higher than expected. This could erode consumer confidence leading to reduced consumption on taxable goods.

•

A reduction in the number of large commercial real estate transactions in New York City presents the risk of a loss in real estate related tax receipts that have fueled a significant portion of the large growth in receipts over the past three fiscal years.

•

A large portion of the growth in the estimated revenue base is dependent on loophole closing actions put in place with the 2007-2008 Budget. There are preliminary indications that these changes are not producing the receipts anticipated at the time of the Enacted Budget.

•	The cigarette tax collections could be significantly impacted by changes in the Federal cigarette tax associated with State Children’s Health Insurance Program funding.

•	Both the cigarette and motor fuel taxes are impacted by Native American enforcement efforts. The 2007-2008 estimates have been reduced to reflect enforcement delays.

Budget Process Reform: Chapter 1 of the Laws of 2007, enacted in January 2007, reinstituted and expanded the “quick start” budget process to require each house of the Legislature, the State Comptroller, and the Executive to separately prepare detailed reports containing multi-year cash projections of receipts and disbursements by November 5 of each year. The reports must include, at a minimum, detailed projections of State receipts (for major tax categories, lottery receipts, and miscellaneous receipts) and disbursements for major program areas (for Medicaid, public assistance, and school aid) for the current year and ensuing fiscal years, as well as a description of the underlying factors and data assumptions. The Executive, Legislature and State Comptroller are then required to meet publicly shortly thereafter to discuss their reports. By November 15, the Executive and the Legislature must issue a joint report on the actual, estimated and projected State receipts and disbursements for all funds of the State of the prior, current and ensuing fiscal years.

From November 7 through November 12, meetings were held among the parties to review the reports and identify and evaluate differences. This effort was followed by a public meeting on the reports that took place on November 13, and a joint report was released to the public on November 15 and is available on the DOB website at www.budget.state.ny.us. The joint report reflects a consensus of the anticipated slowdown in national economic growth as well as the considerable economic uncertainties surrounding credit conditions, the housing market, employment growth, Federal monetary policy and oil prices. Estimates by the various parties of total receipts and spending for major program areas resulted in a narrow range around Executive estimates and are explained in greater detail in the joint report available on the DOB website. The current DOB estimated budget gap of $4.3 billion in 2008-2009 is in the middle of a narrow range of budget gap estimates made public during the “quick start” process by the Senate Minority ($4.0 billion) and the Assembly Minority ($4.8 billion).

Davis v. Kentucky: On May 21, 2007, the United States Supreme Court agreed to review the decision of the Court of Appeals of Kentucky in Davis v. Kentucky Dep’t of Revenue of the Finance and Admin. Cabinet, 97 S.W.3d 557 (2007), which held that the disparate state tax treatment of interest income on obligations issued by the State of Kentucky or its political subdivisions and obligations issued by other states or their political subdivisions violated the Commerce Clause of the United States Constitution. Currently, the vast majority of states employ a tax system that provides a preferential treatment that exempts the interest income earned on in-state municipal bonds from state taxation while subjecting the interest income earned on extraterritorially–issued bonds to state taxation.

If the Kentucky decision is affirmed by the United States Supreme Court, a state, including New York, could be required to eliminate any disparity between the tax treatment of obligations issued by such state and its political subdivisions or instrumentalities and the tax treatment of obligations issued by other states and their respective political subdivisions or instrumentalities. The Supreme Court decision could result in an estimated potential impact of up to $200 million in claims for tax refunds arising out of income tax payments made in prior years. The preliminary estimate of the financial impact on the State of discontinuing the practice of subjecting extraterritorially-issued municipal bonds to State income taxation is approximately $70 million of lost tax revenues annually.

On November 5, 2007, the Supreme Court heard oral arguments in the Davis case.

GASB 45: The net positive asset condition is before the State reflects the impact of GASB 45. GASB 45 requires state and local governments to reflect the value of post-employment benefits, predominantly health care, for current employees and retirees beginning with the financial statements for the 2007-2008 fiscal year.

New York used an independent actuarial consulting firm to calculate retiree health care liabilities. Assuming there is no pre-funding of this liability, the analysis indicates that the present value of the actuarial accrued total liability for benefits as of April 1, 2006 would be roughly $49.7 billion, using the level percentage of projected payroll approach under the Frozen Entry Age actuarial cost method. This is the actuarial methodology recommended to be used to implement GASB 45. The actuarial accrued liability was calculated using a 4.2 percent annual discount rate.

New York’s total unfunded liability will be disclosed in the 2007-2008 basic financial statements. While the total liability is substantial, Governmental Accounting Standards Board (“GASB”) rules indicate it may be amortized over a 30-year period; therefore, only the annual amortized liability above the current pay-as-you-go costs would be recognized in the financial statements. Assuming no pre-funding, the 2007-2008 liability would total roughly $3.8 billion under the Frozen Entry Age actuarial cost method amortized based on a level percent of salary, or roughly $2.9 billion above the current pay-as-you-go retiree costs. This difference between the State’s pay-as-you-go costs and the actuarially determined required annual contribution under GASB 45 would reduce the State’s currently positive net asset condition of roughly $49 billion at the end of 2006-2007.

GASB does not require the additional costs to be funded on the State’s budgetary basis, and no funding is assumed for this purpose in the State financial plan. On a budgetary (cash) basis, the State continues to finance these costs, along with all other employee health care expenses, on a pay-as-you-go basis.

As noted, the Mid-Year Financial Plan Update does not assume pre-funding of the GASB 45 liability. If such liability were pre-funded at this time, the additional cost above the pay-as-you-go amounts would be lowered. The State’s Health Insurance Council, which consists of the Governor’s Office of Employee Relations, Civil Service, and DOB will continue to review this matter, seek input from the State Comptroller, the legislative fiscal committees and other outside parties.

Cash-Basis Results for Prior Fiscal Years.

2006-2007 Fiscal Year (unaudited): DOB reported a 2006-2007 General Fund surplus of $1.5 billion. Results for 2006-2007 were $1.5 billion higher than the balanced Enacted Budget as a result of revenue revisions over initial projections ($1.4 billion) and changes to reserve fund balances ($767 million), partly offset by higher than initially projected spending ($607 million). Total receipts, including transfers from other funds, were $51.4 billion. Disbursements, including transfers to other funds, totaled $51.6 billion.

The General Fund ended the 2006-2007 fiscal year with a balance of $3.0 billion, which included dedicated balances of $1.0 billion in the Tax Stabilization Reserve Fund (“TSRF”) that can only be used for unforeseen mid-year shortfalls (after an $87 million deposit at the close of 2006-2007), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($278 million). The closing balance also included $1.7 billion in general reserves.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in 2006-2007, an increase of $4.2 billion from 2005-2006 results. Tax receipts increased by $3.4 billion, transfers increased by $419 million, and miscellaneous receipts increased by $390 million.

General Fund spending, including transfers to other funds, totaled $51.6 billion in 2006-2007, an increase of $5.1 billion from 2005-2006. The main sources of annual growth were school aid, Medicaid, and higher education programs.

2005-2006 Fiscal Year: DOB reported a 2005-2006 General Fund surplus of $2.0 billion. Results for 2005-2006 were $2.0 billion higher than the Enacted Budget as a result of revenue revisions over initial projections ($1.2 billion), changes to reserve fund balances ($895 million) and other timing-related transactions which had no impact on operations ($251 million), partly offset by higher than initially projected spending ($288 million). Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion.

The General Fund ended the 2005-2006 fiscal year with a balance of $3.3 billion, which included dedicated balances of $944 million in the TSRF (after a $72 million deposit at the close of 2005-2006), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($251 million). The closing balance also included $2.0 billion in general reserves.

General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $47.2 billion in 2005-2006, an increase of $3.3 billion from 2004-2005 results. Tax receipts increased by $3.8 billion and transfers increased by $743 million, while miscellaneous receipts decreased by $197 million. The decline in miscellaneous receipts was primarily attributable to the loss of various one-time receipts including the securitization of tobacco proceeds.

General Fund spending, including transfers to other funds, totaled $46.5 billion in 2005-2006, an increase of $2.9 billion from 2004-2005. The main sources of annual growth were Medicaid, school aid, and fringe benefits.

2004-2005 Fiscal Year. DOB reported a 2004-2005 General Fund surplus of $1.2 billion. Results for 2004-2005 were $1.2 billion higher than the Enacted Budget as a result of revenue revisions over initial projections ($1.1 billion), changes to reserve fund balances ($91 million) and other timing-related transactions which had no impact on operations ($579 million), partly offset by higher than initially projected spending ($580 million). Total receipts, including transfers from other funds, were $43.9 billion. Disbursements, including transfers to other funds, totaled $43.6 billion.

The General Fund ended the 2004-2005 fiscal year with a balance of $2.5 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-2005), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($325 million). The closing fund balance also included $1.3 billion on deposit in the refund reserve account at the end of the 2004-2005 fiscal year, including $601 million in general reserves.

General Fund receipts, including transfers from other funds, totaled $43.9 billion in 2004-2005, an increase of $939 million from 2003-2004 results. Tax receipts, including the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State’s securitization of tobacco settlement payments in 2003-2004.

General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-2005, an increase of $1.6 billion from 2003-2004. Medicaid, school aid, fringe benefits, and debt service were the main sources of annual growth.

State Retirement Systems. The New York State and Local Retirement Systems (the “Systems”) provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees’ Retirement System and the New York State and Local Police and Fire Retirement System. The Comptroller is the administrative head of the Systems. State employees made up about 33 percent of the membership during the 2005-2006 fiscal year. There were 3,000 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State.

As of March 31, 2006, 653,291 persons were members and 342,245 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.

Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the State Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. The Office of State Comptroller (“OSC”) reports that the net assets available for benefits as of March 31, 2006 were $142.6 billion (including $2.8 billion in receivables), an increase of $14.6 billion or 11.4 percent from the 2004-05 level of $128.0 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $146.5 billion on April 1, 2005 to $153.7 billion (including $58.8 billion for current retirees and beneficiaries) on April 1, 2006. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2006 in that amortized cost was used instead of market value for bonds and mortgages and the non-fixed investments utilized a smoothing method which recognized 20 percent of unexpected gain for the 2006 fiscal year and 40 percent of the unexpected gain for the 2005 fiscal year. Actuarial assets increased from $123.8 billion on April 1, 2005 to $132.1 billion on April 1, 2006.

Local Government Assistance Corporation. In 1990, as part of a State fiscal reform program, legislation was enacted creating the Local Government Assistance Corporation (the “LGAC”), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments that had been traditionally funded through the State’s annual seasonal borrowing. The legislation also dedicated revenues equal to the first 1 percent of the State sales and use tax to pay debt service on these bonds. As of June 1995, LGAC had issued State-supported bonds and notes to provide net proceeds of $4.7 billion, completing the program. The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

The legislation also eliminated annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation notes (“TRANs”) seasonal borrowing in the fifth year). This provision limiting the State’s seasonal borrowing practices was included as a covenant with LGAC’s bondholders in the General Bond Resolution and General Subordinate Lien Bond Resolution authorizing such bonds. No restrictions were placed upon the State’s ability to issue deficit notes.

The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

Legislation enacted in 2003 currently requires LGAC to certify, in addition to its own cash needs, $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any possible bonds issued by The City of New York or its assignee, that act or omission would not constitute an Event of Default with respect to LGAC bonds. The 2007-2008 Enacted Budget includes a local assistance appropriation of $170 million from the Local Government Assistance Tax Fund to the City.

State Personal Income Tax Revenue Bond Financing. Legislation enacted in 2001 provided for the issuance of State PIT Revenue Bonds by the Urban Development Corporation (“UDC”), Housing Finance Agency (“HFA”), the New York State Thruway Authority (“Thruway Authority”), Dormitory Authority of the State of New York (“DASNY”), and the New York State Environmental Facilities Corporation (“EFC”) (collectively, the “Authorized Issuers”).

The legislation provides that 25 percent of State PIT receipts, excluding refunds owed to taxpayers, be deposited to the Revenue Bond Tax Fund (“RBTF”) for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. Legislation enacted in 2007 increased the amount of PIT receipts to be deposited into the RBTF by removing an exclusion for PIT amounts deposited to the STAR Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State PIT Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the State PIT Revenue Bonds, the legislation requires that PIT receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of (i) 25 percent of annual PIT receipts or (ii) $6 billion.

The first State PIT Revenue Bonds were issued on May 9, 2002, and since that time, all of the Authorized Issuers have issued State PIT Revenue Bonds. To date, State PIT Revenue Bonds have been issued to support programs related to five general purposes: Education, Economic Development and Housing, Environment, State Facilities and Equipment and Transportation. The Enacted Capital Plan anticipates that State PIT Revenue Bonds will be issued for a sixth general purpose – Health Care, to support the Health Care Efficiency and Affordability Law for New Yorkers (“Heal NY”) Capital Grant Program. State PIT Revenue Bonds are expected to continue to be the primary financing vehicle for a broad range of existing or new State-supported debt programs authorized to be secured by service contract or lease-purchase payments. The following table shows the amount of State PIT Revenue Bonds outstanding by general purpose. As of March 31, 2007, approximately $8.4 billion of State PIT Revenue Bonds were outstanding. Those outstanding State PIT Revenue Bonds are also included in the respective capital programs in the Outstanding State-related debt table shown below. The 2007-2008 Enacted Budget projects that $4.9 billion of State PIT Revenue Bonds will be issued in 2007-2008.

Financing Activities. For purposes of analyzing the financial condition of the State, debt may be classified as State-supported debt or the broader measure of State-related debt. “State-related debt” consists of State-supported debt, where the State, subject to an appropriation, is directly responsible for paying debt service, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances. State-supported debt is a subset of State-related debt. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State’s legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature.

The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake a long-term general obligation borrowing (i.e. borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (“Debt Reform Act”) imposed statutory limitations on new State-supported debt issued on and after April 1, 2000. The State Constitution provides that general obligation bonds must issued on and after April 1, 2000. The State Constitution provides that general obligation bonds must be paid in equal annual principal installments or installments that result in substantially level or declining debt service payments, mature within 40 years after issuance, and begin to amortize not more than one year after the issuance of such bonds. However, general obligation housing bonds must be paid within 50 years after issuance, with principal commencing no more than three years after issuance. Regardless, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

Under the State Constitution, the State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing TRANs, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes (“BANs”). TRANs must mature within one year from their date of issuance and cannot be refunded or refinanced beyond such period. However, since 1990, the State’s ability to issue TRANs has been limited due to the enactment of the fiscal reform program which created LGAC. BANs may only be issued for the purposes and within the amounts for which bonds may be issued pursuant to voter authorizations, and must be paid from the proceeds of the sale of bonds in anticipation of which they were issued or from other sources within two years of the date of issuance or, in the case of BANs for housing purposes, within five years of the date of issuance. In order to provide flexibility within these maximum term limits, the State had previously utilized the BANs authorization to conduct a commercial paper program to fund disbursements eligible for general obligation bond financing. The State does not anticipate issuing BANs during the 2007-2008 fiscal year.

The Debt Reform Act requires that the limitations on the amount of state-supported debt and debt service costs be calculated by October 31 of each year and reported in the Mid-Year Financial Plan Update. If the actual new state-supported debt outstanding and debt service costs are below the caps at this time, state-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the state would be precluded from issuing new state-supported debt until the next annual cap calculation is made and debt is found to be within the applicable limitations.

For the 2006-2007 fiscal year, the cumulative debt outstanding and debt service caps are 2.98 percent each. In the Mid-Year Financial Plan Update, DOB reported that the actual level of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March 31, 2007 the state has issued new debt resulting in $17.8 billion of debt outstanding applicable to the debt reform cap. This is $7.5 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $1.4 billion in 2006-2007 – or roughly $1.9 billion below the statutory debt service limitation.

Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Debt Reform Act throughout the current capital plan period. However, the amount of “room” permitted under the cap is projected to decline beginning after 2009-2010.

Public Authorities — General. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt As of December 31, 2005, the 19 public authorities had outstanding debt of $100 million or more and the aggregate outstanding debt, including refunding bonds, of these public authorities was approximately $129 billion, only a portion of which constitutes State-supported or State-related debt.

The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

Litigation. Adverse developments in the certain proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2007-2008 financial plan. The State believes that the 2007-2008 State financial plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2007-2008 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2007-2008 State financial plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2007-2008 State financial plan.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and 2006, the State Legislature authorized 11 bond issuances to finance local government operating deficits. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State’s receipts and disbursements for the State’s 2007-2008 fiscal year or thereafter.

Grants to Local Governments. Grants to Local Governments includes payments to local governments, school districts, healthcare providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. Local Assistance comprises 71 percent of All Funds spending.

For 2007-2008, All Funds local assistance spending is projected to total $85.7 billion, an increase of $4.9 billion (6.1 percent) over 2006-2007 results.

BLACKROCK LIQUIDITY FUNDS

PART C

OTHER INFORMATION

Item 23.

(a)	(1)	Certificate of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (1) of Post-Effective Amendment No. 61 to Registrant’s Registration Statement on Form N-1A (File Nos. 2-47015/811-2354) (the “Registration Statement”), filed February 2, 1999 (“PEA No. 61”).

	(2)	Registrant’s Agreement and Declaration of Trust dated October 21, 1998 is incorporated by reference to Exhibit (a) (2) of PEA No. 61.

	(3)	Certificate of Amendment of Certificate of Trust dated January 26, 2001 is incorporated by reference to Exhibit (a)(3) of Post Effective Amendment No. 67 to the Registration Statement.

	(4)	Certificate of Amendment of Certificate of Trust dated January 28, 2004 is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 79 to the Registration Statement (“PEA No. 79”).

(b)		Registrant’s By-Laws dated October 22, 1998 is incorporated by reference to Exhibit (b) of PEA No. 61.

(c)		See Article II, Section 2.6, Section 2.7, Section 2.8, Section 2.9, Section 2.10, Section 2.11 and Section 2.12; Article III, Section 3.7; Article VI; Article VII; Article VIII, Section 8.5 and Article IX of the Registrant’s Declaration of Trust dated October 21, 1998, incorporated by reference to Exhibit (a) (2) of PEA No. 61 and Article IV, Article V and Article VI of the Registrant’s By-Laws dated October 22, 1998, incorporated by reference to Exhibit (b) of PEA No. 61.

(d)	(1)	Management Agreement between Registrant and BIMC dated February 21, 2006 is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 83 to the Registration Statement (“PEA No. 83”).

	(2)	Management Agreement between Registrant and BIMC dated September 29, 2006 is incorporated by reference to Exhibit (d)(2) of PEA No. 83.

(3)	Amended and Restated BIMC Waiver and Reimbursement Agreement dated September 29, 2006 is incorporated by reference to Exhibit (d)(3) of PEA No. 83.

(4)	Form of Amended and Restated Bear/BDI Waiver Agreement is incorporated by reference to Exhibit (d)(4) of PEA No. 83 .

(5)	Form of Bear / BDI Waiver Agreement dated , 2008, to be filed by subsequent amendment.

(e)	Distribution Agreement between Registrant and BlackRock Distributors, Inc. (“BDI”) dated January 2, 2001 is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 68 to the Registration Statement, filed December 21, 2001.

(f)	None.

(g)	(1)	Amended and Restated Custodian Services Agreement between Registrant and PFPC Trust Company dated February 11, 2004 is incorporated by reference to Exhibit (g) of PEA No. 79.

	(2)	Form of Amendment to the Amended and Restated Custody Agreement between Registrant and PFPC Trust Company is incorporated by reference to Exhibit (g)(2) of PEA No. 83.

	(3)	Form of Fee Letter to Amended and Restated Custodian Services Agreement, dated as of October 1, 2007, is filed herewith.

(h)	(1)	Amended and Restated Administration Agreement between Registrant, BIMC and PFPC Inc. dated February 11, 2004 is incorporated by reference to Exhibit (h)(1) of PEA No. 79.

(2)	Sub-Administration Agreement dated February 21, 2006 by and between BIMC and PFPC, Inc. is incorporated by reference to Exhibit (h)(2) of PEA No. 83.

	(a)	Amendment No. 1 dated September 29, 2006 to the Sub-Administration Agreement dated February 21, 2006 by and between BIMC and PFPC Inc. is incorporated by reference to Exhibit (h)(2)(a) of PEA No. 83.

	(b)	Form of Fee Letter to Sub-Administration Agreement, dated April 1, 2007, is filed herewith.

(3)		Amended and Restated Transfer Agency Services Agreement between Registrant and PFPC Inc. dated February 11, 2004 is incorporated by reference to Exhibit (h)(3) of PEA No. 79.

(4)	(a)	Share Purchase Agreement between Registrant and Temporary Investment Fund, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(a) of Post-Effective Amendment No. 65 to the Registration Statement, filed April 6, 2000 (“PEA No. 65”).

	(b)	Share Purchase Agreement between Registrant and Trust for Federal Securities dated February 10, 1999 is

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incorporated by reference to Exhibit (h)(3)(b) of PEA No. 65.

	(c)	Share Purchase Agreement between Registrant and Municipal Fund for Temporary Investment dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(c) of PEA No. 65.

	(d)	Share Purchase Agreement between Registrant and Municipal Fund for California Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(d) of PEA No. 65.

	(e)	Share Purchase Agreement between Registrant and Municipal Fund for New York Investors, Inc. dated February 10, 1999 is incorporated by reference to Exhibit (h)(3)(e) of PEA No. 65.

(5)	Power of Attorney dated November 1, 2007 is incorporated by reference to Exhibit 16 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended, of Merrill Lynch U.S.A. Government Reserves (File No. 2-78702).

(i)	Opinion and Consent of Drinker Biddle & Reath LLP is incorporated by reference to PEA No. 79.

(j)	Consent of _________________ will be filed by subsequent amendment.

(k)		None.

(l)		None.

(m)	(1)	Registrant’s Amended Distribution Plan with respect to Plus Shares and Form of Distribution Agreement is incorporated by reference to Exhibit (m) (1) of PEA No. 61.

	(2)	Registrant’s Amended Distribution Plan with respect to Select Shares and Form of Distribution Agreement, to be filed by subsequent amendment.

	(3)	Registrant’s Distribution Plan with respect to Cash Plus Shares and Form of Distribution Agreement is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 74 to the Registration Statement, filed January 24, 2003.

	(4)	Registrant’s Amended Distribution Plan with respect to Private Client Shares is incorporated by reference to Exhibit (m)(4) of Post Effective Amendment No. 80 to the Registration Statement, filed March 1, 2005 (“PEA No. 80”).

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	(5)	Registrant’s Amended Distribution Plan with respect to Premier Shares is incorporated by reference to Exhibit (m)(5) of PEA No. 80.

	(6)	Registrant’s Amended Distribution Plan with respect to Premier Choice Shares (formerly, Bear Stearns Premier Select Shares) is incorporated by reference to Exhibit (m)(6) of PEA No. 80.

(n)		Amended and Restated Rule 18f-3 Plan for a Multi-Class System to be filed by subsequent amendment.

(p)		None (Registrant’s Funds are all money market funds).

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Item 24.	Persons Controlled by or under Common Control with Registrant

The Registrant does not control and is not under common control with any other person.

Item 25.	Indemnification

Indemnification of Registrant’s Adviser, Sub-Administrator, Principal Underwriter, Custodian and Transfer Agent against certain stated liabilities is provided for in Section 10 of the Management Agreement, Section 9 of the Sub-Administration Agreement, Section 5 of the Distribution Agreement, Section 12 of the Custodian Services Agreement and Section 12 of the Transfer Agency Agreement.

Registrant has obtained from a major insurance carrier a directors’ and officers’ liability policy covering certain types of errors and omissions.

Article VIII of Registrant’s Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a) (2) of PEA No. 61, provides for the indemnification of Registrant’s trustees and officers.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

BlackRock Institutional Management Corporation (“BIMC”) is an indirect, wholly owned subsidiary of BlackRock, Inc. BIMC currently offers investment advisory services to investment companies, individual investors and institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The information required by this Item 26 about officers and directors of BIMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

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Item 27.	Principal Underwriter

(a)	BlackRock Distributors, Inc. (“BDI”), a wholly-owned subsidiary of PFPC Distributors, Inc., acts as a principal underwriter for each of the following open-end registered investment companies including the Registrant: FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock International Value Fund, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Global Value Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust Merrill Lynch Ready Assets Trust, BlackRock Commodity Strategies Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Technology Fund, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc. BDI also acts as the principal underwriter for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc., BlackRock Senior Floating Rate Fund II, Inc., BlackRock Multi-Strategy Hedge Opportunities, LLC and BlackRock Multi-Strategy Hedge Advantage Fund.

BDI currently also acts as distributor for BlackRock Funds, BlackRock Funds II, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

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(b)	The principal business address of each director, officer or partner of BDI is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant.

Name	Position with BDI
Steven Turowski	President; Chief Executive Officer
Michael Denofrio	Director
Nicholas Marsini	Director
Rita Adler	Chief Compliance Officer
John Munera	Anti-Money Laundering Officer
Jodi Jamison	Chief Legal Officer
Julie Bartos	Assistant Secretary; Assistant Clerk
Charlene Wilson	Treasurer; Chief Financial Officer, Financial & Operations Principal
Maria Schaffer	Assistant Treasurer; Controller
Bruno Di Stefano	Vice President
Susan K. Moscaritolo	Vice President, Secretary & Clerk
Jason Greim	Assistant Vice President
Carol Bommarito	Assistant Vice President

(c)	Not applicable.

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Item 28.	Location of Accounts and Records

(1) PNC Bank, National Association, 8800 Tinicum Boulevard, Philadelphia, PA 19153 (records relating to its function as sub-custodian for PFPC Trust Company, the registrant’s custodian).

(2) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its function as distributor).

(3) BlackRock Institutional Management Corporation, Bellevue Park Corporate Center, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as manager).

(4) PFPC Inc., Bellevue Park Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-administrator, transfer agent, registrar and dividend disbursing agent).

Item 29.	Management Services

None.

Item 30.	Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the BlackRock Liquidity Funds (the “Registrant”) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, and State of New York, on the 21st day of December, 2007.

BLACKROCK LIQUIDITY FUNDS

/s/ Donald C. Burke
Donald C. Burke President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Burke Donald C. Burke	President and Chief Executive Officer (Principal Executive Officer)

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)

*David O. Beim David O. Beim	Trustee

*Richard S. Davis Richard S. Davis	Trustee

*Ronald W. Forbes Ronald W. Forbes	Trustee

*Henry Gabbay Henry Gabbay	Trustee

*Matina Horner Matina Horner	Trustee

*Rodney D. Johnson Rodney D. Johnson	Trustee

*Herbert I. London Herbert I. London	Trustee

*Cynthia A. Montgomery Cynthia A. Montgomery	Trustee

*Joseph P. Platt, Jr. Joseph P. Platt, Jr.	Trustee

*Robert C. Robb, Jr. Robert C. Robb, Jr.	Trustee

*Toby Rosenblatt Toby Rosenblatt	Trustee

*Kenneth L. Urish Kenneth L. Urish	Trustee

*Frederick W. Winter Frederick W. Winter	Trustee

*By:	/s/ Donald C. Burke	December 21, 2007
Donald C. Burke Attorney-in-Fact

EXHIBIT INDEX

(g)(3)	Form of Fee Letter to Amended and Restated Custodian Services Agreement, dated as of October 1, 2007.

(h)(2)(b)	Form of Fee Letter to Sub-Administration Agreement, dated April 1, 2007.